              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                ON MAY 25, 2005

                                                    REGISTRATION NO. 333-

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

       [ ] Pre-Effective Amendment No.   [ ] Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                              MUNDER SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                 480 PIERCE STREET, BIRMINGHAM, MICHIGAN 48009
              (Address of Principal Executive Offices) (Zip code)

                 REGISTRANT'S TELEPHONE NUMBER: (248) 647-9200

                             STEPHEN J. SHENKENBERG
                           MUNDER CAPITAL MANAGEMENT
                               480 Pierce Street
                              Birmingham, MI 48009
                    (Name and Address of Agent for Service)

                                    Copy to:

                               JANE KANTER, ESQ.
                                  DECHERT LLP
                               1775 I Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on June 24, 2005 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                              MUNDER SERIES TRUST
                             Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

                               TAX-FREE BOND FUND

Form N-14                                    Prospectus/Proxy
Item No.                                     Statement Caption
---------                                    -----------------
Part A
Item 1.    Beginning of Registration  Cover Page
           Statement and Outside
           Front Cover Page of
           Prospectus
Item 2.    Beginning and Outside      Cover Page
           Back Cover Page of
           Prospectus
Item 3.    Fee Table, Synopsis        Summary
           Information and Risk
           Factors
Item 4.    Information About the      Letter to Shareholders; Common
           Transaction                Questions and Answers About the
                                      Proposed Reorganization;
                                      Summary; Reasons for the
                                      Reorganization; Information
                                      About the Reorganization
Item 5.    Information About the      Letter to Shareholders; Common
           Registrant                 Questions and Answers About the
                                      Proposed Reorganization;
                                      Summary; Comparison of
                                      Investment Objectives and
                                      Policies; Information About
                                      Management of the Tax-Free Bond
                                      Fund and the Tax-Free Short &
                                      Intermediate Bond Fund;
                                      Additional Information About
                                      the Tax-Free Bond Fund and the
                                      Tax-Free Short & Intermediate
                                      Bond Fund.

Form N-14                                    Prospectus/Proxy
Item No.                                     Statement Caption
---------                                    -----------------
Item 6.    Information About the      Summary; Comparison of
           Fund Being Acquired        Investment Objectives and
                                      Policies; Information about
                                      Management of the Tax-Free Bond
                                      Fund and the Tax-Free Short &
                                      Intermediate Bond Fund;
                                      Additional Information About
                                      the Tax-Free Bond Fund and the
                                      Tax-Free Short & Intermediate
                                      Bond Fund.
Item 7.    Voting Information         Voting Information
Item 8.    Interest of Certain        Management's Discussion of Fund
           Persons and Experts        Performance and Financial
                                      Highlights; Share Information
Item 9.    Additional Information     Not applicable
           Required for Reoffering
           by Persons Deemed to be
           Underwriters

Part B
Item 10.   Cover Page                 Cover Page
Item 11.   Table of Contents          Not Applicable
Item 12.   Additional Information     Statement of Additional
           About the Registrant       Information of The Munder Funds
                                      dated October 31, 2004(1)
Item 13.   Additional Information     Not Applicable
           About the Fund Being
           Acquired
Item 14.   Financial Statements       Annual Report of Tax-Free Bond
                                      Fund (Class A, B, C, K and Y
                                      shares) for fiscal year ended
                                      June 30, 2004(2)
                                      Semi-Annual Report of Tax-Free
                                      Bond Fund (Class A, B, C, K and
                                      Y shares) for the period ended
                                      December 31, 2004(3)
                                      Annual Report of Tax-Free Short
                                      & Intermediate Bond Fund (Class
                                      A, B, C, K and Y shares) for
                                      fiscal year ended June 30,
                                      2004(4)

Form N-14                                    Prospectus/Proxy
Item No.                                     Statement Caption
---------                                    -----------------
                                      Semi-Annual Report of Tax-Free
                                      Short & Intermediate Bond Fund
                                      (Class A, B, C, K and Y shares)
                                      for the period ended December
                                      31, 2004(5)

Part C
Item 15.   Indemnification
Item 16.   Exhibits
Item 17.   Undertakings

------------------------------------
(1) Incorporated herein by reference to the Registration Statement of the Registrant on Form N-1A filed October 28, 2004 (File No. 333-102943).

(2) Incorporated herein by reference to the Annual Report of the Tax-Free Bond Fund (Class A, B, C, K and Y shares) on Form N-CSR filed September 3, 2004 (File No. 811-21294).

(3) Incorporated herein by reference to the Semi-Annual Report of the Tax-Free Bond Fund (Class A, B, C, K and Y shares) on Form N-CSR filed March 4, 2005 (File No. 811-21294).

(4) Incorporated herein by reference to the Annual Report of the Tax-Free Short & Intermediate Bond Fund (Class A, B, C, K and Y shares) on Form N-CSR filed September 3, 2004 (File No. 811-21294).

(5) Incorporated herein by reference to the Semi-Annual Report of the Tax-Free Short & Intermediate Bond Fund (Class A, B, C, K and Y shares) on Form N-CSR filed March 4, 2005 (File No. 811-21294).

                              MUNDER SERIES TRUST

                           MUNDER TAX-FREE BOND FUND

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009
                                 (800) 468-6337

           SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AUGUST 11, 2005

Dear Shareholder:

     Please take note that a SPECIAL MEETING OF SHAREHOLDERS OF THE MUNDER TAX-FREE BOND FUND, a separate series of MUNDER SERIES TRUST ("Trust"), will be held on Thursday, August 11, 2005, at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, at 11:00 a.m., Eastern time ("Meeting").

     At the Meeting, shareholders of the Munder Tax-Free Bond Fund ("Tax-Free Bond Fund") will be asked to consider a proposal that the Tax-Free Bond Fund be reorganized with and into the Munder Tax-Free Short & Intermediate Fund ("Tax-Free Short & Intermediate Bond Fund"), a separate series of the Trust, to seek potential economies of scale and to eliminate certain costs of running the Funds separately. If shareholders of the Tax-Free Bond Fund approve the Agreement and Plan of Reorganization ("Reorganization Agreement") described in the accompanying materials, all of the assets of the Tax-Free Bond Fund will be transferred to the Tax-Free Short & Intermediate Bond Fund in exchange for shares of the Tax-Free Short & Intermediate Bond Fund having an aggregate value equal to the net asset value of Tax-Free Bond Fund and the assumption by the Tax-Free Short & Intermediate Bond Fund of all of the liabilities of the Tax-Free Bond Fund ("Reorganization"). The Tax-Free Bond Fund will then distribute to its shareholders the portion of the shares of the Tax-Free Short & Intermediate Bond Fund to which each such shareholder is entitled in complete liquidation of the Tax-Free Bond Fund. The proposed Reorganization is intended to be a tax-free reorganization. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed Reorganization. Management strongly invites your participation by asking you to review these materials and complete and return the proxy card enclosed with these materials as soon as possible.

     The Board believes that shareholders of the Tax-Free Bond Fund will benefit from the proposed Reorganization. The proposed Reorganization will enable shareholders of the Tax-Free Bond Fund to experience higher asset levels in the combined Tax-Free Short & Intermediate Bond Fund, which will result in the fixed and relatively fixed costs associated with operating the Tax-Free Bond Fund being spread over a larger asset base, thereby increasing the potential for reducing the per share fund expenses currently paid by shareholders of the Tax-Free Bond Fund. In addition, it is anticipated that the current shareholders of the Tax-Free Short & Intermediate Bond Fund will benefit from the Reorganization because the additional assets from the Tax-Free Bond Fund that will be aggregated with those of the Tax-Free Short & Intermediate Bond Fund will help the Tax-Free Short & Intermediate Bond Fund achieve certain additional economies of scale. Detailed information about the proposed Reorganization and the reasons for it are contained in the enclosed materials.

     THE BOARD STRONGLY URGES YOU TO VOTE FOR APPROVAL OF THE PROPOSED REORGANIZATION AGREEMENT.

     If the Reorganization is approved, the Tax-Free Bond Fund will be combined with the Tax-Free Short & Intermediate Bond Fund and, if you are a shareholder of the Tax-Free Bond Fund at the time of the closing of the Reorganization, you will (1) become a shareholder of the Tax-Free Short & Intermediate Bond Fund and
(2) receive shares of the Tax-Free Short & Intermediate Bond Fund having an aggregate net asset value equal to the aggregate net asset value of your investment in the Tax-Free Bond Fund prior to the Reorganization. No sales charges will be imposed as a result of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

     The Tax-Free Bond Fund's investment objectives are to provide as high a level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital. The Tax-Free Short & Intermediate Bond Fund's investment objectives are to provide a competitive level of current interest income exempt from Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments. The Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund have a common investment advisor (Munder Capital Management), a common administrator (Munder Capital Management) and a common distributor (Funds Distributor, Inc.).

     Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN THE CLOSE OF BUSINESS ON AUGUST 10, 2005.

     Whether or not you plan to attend the Meeting in person, please vote your shares. In addition to voting by mail you may also vote either by telephone or via the Internet, as follows:

To vote by Telephone:             To vote by Internet:
------------------------------------------------------------------
(1)  Read the Proxy Statement     (1)   Read the Proxy Statement
     and have the enclosed              and have the enclosed
     proxy card at hand.                proxy card at hand.
(2)  Call the toll-free number    (2)   Go to the website that
     that appears on the                appears on the enclosed
     enclosed proxy card.               proxy card.
(3)  Enter the control number     (3)   Enter the control number
     set forth on the enclosed          set forth on the enclosed
     proxy card and follow the          proxy card and follow the
     simple instructions.               simple instructions.
------------------------------------------------------------------

     We encourage you to vote by telephone or via the Internet using the control number that appears on the enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

     NOTE: YOU MAY RECEIVE MORE THAN ONE PROXY PACKAGE IF YOU HOLD SHARES IN MORE THAN ONE ACCOUNT. YOU MUST RETURN SEPARATE PROXY CARDS FOR SEPARATE HOLDINGS. WE HAVE PROVIDED POSTAGE-PAID RETURN ENVELOPES FOR EACH, WHICH REQUIRE NO POSTAGE IF MAILED IN THE UNITED STATES.

     If you have any questions after considering the enclosed materials, please call (800) 468-6337.
                                       Sincerely,

                                       -s- Enrique Chang
                                       Enrique Chang
                                       President
                                       Munder Series Trust

                              MUNDER SERIES TRUST

                           MUNDER TAX-FREE BOND FUND

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON AUGUST 11, 2005

To the Shareholders of
Munder Tax-Free Bond Fund
     of Munder Series Trust:

     NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the Munder Tax-Free Bond Fund ("Tax-Free Bond Fund"), a series of MUNDER SERIES TRUST ("Trust"), will be held at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, on Thursday, August 11, 2005, at 11:00 a.m., Eastern time, for the following purposes:

     (1) To approve or disapprove an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets of the Tax-Free Bond Fund by the Munder Tax-Free Short & Intermediate Bond Fund ("Tax-Free Short & Intermediate Bond Fund"), a separate series of the Trust, in exchange for shares of the Tax-Free Short & Intermediate Bond Fund and the assumption of all liabilities of the Tax-Free Bond Fund by the Tax-Free Short & Intermediate Bond Fund and (ii) the subsequent liquidation of the Tax-Free Bond Fund; and

     (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

     The Board of Trustees has fixed the close of business on June 20, 2005, as the Record Date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof.

     EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

                                       By Order of the Board of Trustees,

                                       /s/ Stephen J. Shenkenberg



                                       Stephen J. Shenkenberg
                                       Secretary

                                       June   , 2005

                 PROXY STATEMENT/PROSPECTUS DATED JUNE   , 2005

                              MUNDER SERIES TRUST

                               480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009
                                 (800) 468-6337

                       SPECIAL MEETING OF SHAREHOLDERS OF
                           MUNDER TAX-FREE BOND FUND
                           TO BE HELD AUGUST 11, 2005

     This combined Proxy Statement and Prospectus ("Proxy Statement/ Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees ("Board") of the Munder Tax-Free Bond Fund ("Tax-Free Bond Fund"), a series of Munder Series Trust ("Trust"), for a Special Meeting of Shareholders of the Tax-Free Bond Fund ("Meeting"). The Meeting will be held on Thursday, August 11, 2005, at 11:00 a.m., Eastern time, at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009.

     At the Meeting, shareholders of the Tax-Free Bond Fund will be asked to consider and act upon the following proposals:

     (1) To approve or disapprove an Agreement and Plan of Reorganization providing for (i) the acquisition of all of the assets of the Tax-Free Bond Fund by the Munder Tax-Free Short & Intermediate Bond Fund ("Tax-Free Short & Intermediate Bond Fund"), a separate series of the Trust, in exchange for shares of the Tax-Free Short & Intermediate Bond Fund and the assumption of all liabilities of the Tax-Free Bond Fund by the Tax-Free Short & Intermediate Bond Fund and (ii) the subsequent liquidation of the Tax-Free Bond Fund; and

     (2) To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

     This Proxy Statement/Prospectus is soliciting shareholders of the Tax-Free Bond Fund to approve an Agreement and Plan of Reorganization ("Reorganization Agreement"). The Reorganization Agreement contemplates the transfer of all of the assets of the Tax-Free Bond Fund to the Tax-Free Short & Intermediate Bond Fund in exchange for shares of the Tax-Free Short & Intermediate Bond Fund having an aggregate value equal to the net asset value of Tax-Free Bond Fund and the assumption by the Tax-Free Short & Intermediate Bond Fund of all of the liabilities of the Tax-Free Bond Fund ("Reorganization"). The Tax-Free Bond Fund would then distribute to its shareholders the portion of the shares of the Tax-Free Short & Intermediate Bond Fund to which each such shareholder is entitled. This would result in the liquidation of the Tax-Free Bond Fund.

     Under the proposed Reorganization Agreement, each shareholder of the Tax-Free Bond Fund would be entitled to receive shares of the Tax-Free Short & Intermediate Bond Fund having an aggregate net asset value equal to the aggregate value of the shares of the Tax-Free Bond Fund held by that shareholder, as of the close of business on the business day of the closing of the Reorganization. You are being asked to approve the Reorganization Agreement pursuant to which the Reorganization transaction would be accomplished. Because shareholders of the Tax-Free Bond Fund are being asked to approve a Reorganization transaction that will result in them holding shares of the Tax-Free Short & Intermediate Bond Fund, this Proxy Statement also serves as a Prospectus for the Tax-Free Short & Intermediate Bond Fund.

     If the Reorganization Agreement is approved by shareholders of the Tax-Free Bond Fund, holders of Class A shares of the Tax-Free Bond Fund will receive Class A shares of the Tax-Free Short & Intermediate Bond Fund, and no sales charge will be imposed on the Class A shares of the Tax-Free Short & Intermediate Bond Fund received by Tax-Free Bond Fund shareholders. Holders of Class B, Class C, Class K and Class Y shares of the Tax-Free Bond Fund will receive Class B, Class C, Class K and Class Y shares, respectively, of the Tax-Free Short & Intermediate Bond Fund. Subsequent to the Reorganization, any contingent deferred sales charge ("CDSC") that applied to a shareholder's Class B or Class C shares of the Tax-Free Bond Fund at the time of the Reorganization will continue to apply for the holding period applicable at the time of the Reorganization. In calculating any applicable CDSC, the period during which a shareholder held the Class B or Class C shares of the Tax-Free Bond Fund will be included in the holding period.

     This Reorganization transaction is being structured as a tax-free reorganization. See "Information About the Reorganization -- Federal Income Tax Consequences." Shareholders should consult their tax advisors to determine the actual impact of the Reorganization on them in light of their individual tax circumstances.

     The Tax-Free Bond Fund is a diversified series of the Trust. The Tax-Free Bond Fund's investment objectives are to provide as high a level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital. The Tax-Free Bond Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets in bonds. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Tax-Free Bond Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in municipal obligations, the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Tax-Free Bond Fund's investments may be subject to Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above.

     The Tax-Free Short & Intermediate Bond Fund is also a diversified series of the Trust. The Tax-Free Short & Intermediate Bond Fund's investment objectives are to provide a competitive level of current interest income exempt from Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments. The Tax-Free Short & Intermediate Bond Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its assets in bonds. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Tax-Free Short & Intermediate Bond Fund is also subject to a "fundamental" investment policy, which cannot be changed without shareholder approval, that requires it to invest, under normal circumstances, at least 80% of its assets in securities, the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Tax-Free Short & Intermediate Bond Fund's investments may be subject to Federal alternative minimum tax for certain investors, no such securities are included in the Fund's 80% policy described directly above.

     While the investment objectives and policies of the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund are similar, there are certain differences in investment policies and strategies of the Funds, which are described under "Comparison of Investment Objectives and Policies" in this Proxy Statement/Prospectus.

     Munder Capital Management ("MCM") serves as investment advisor for the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund. MCM is described in more detail under "Information About Management of the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund."

     This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Tax-Free Short & Intermediate Bond Fund that a prospective investor should know before investing. A Statement of Additional Information dated June 27, 2005 relating to this Proxy Statement/Prospectus and the Reorganization is incorporated herein by reference into this Proxy Statement/Prospectus. If you would like to receive a copy of the Statement of Additional Information relating to this Proxy Statement/Prospectus and the Reorganization, call (800) 468-6337, or write the Funds at 480 Pierce Street, Birmingham, Michigan 48009 and you will be mailed one promptly, free of charge.

     The following documents have been filed with the Securities and Exchange Commission ("SEC"): (i) the Prospectus of the Tax-Free Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated October 31, 2004, as supplemented on February 3, 2005 and May 18, 2005; (ii) the Prospectus of the Tax-Free Short & Intermediate Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated October 31, 2004, as supplemented on February 3, 2005; (iii) the Statement of Additional Information for the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund dated October 31, 2004, as supplemented on November 22, 2004, January 25, 2005, February 3, 2005, April 15, 2005 and May 18, 2005; (iv)
the Annual Report for the Tax-Free Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated June 30, 2004; (v) the Semi-Annual Report for the Tax-Free Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated December 31, 2004; (vi) the Annual Report for the Tax-Free Short & Intermediate Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated June 30, 2004; and (vii) the Semi-Annual Report for the Tax-Free Short & Intermediate Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated December 31, 2004. Copies of each of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the Tax-Free Bond Fund or the Tax-Free Short & Intermediate Bond Fund at
(800) 438-5789 or by writing to the Funds at 480 Pierce Street, Birmingham, Michigan 48009.

     Accompanying this Proxy Statement/Prospectus as Exhibit A is a copy of the Agreement and Plan of Reorganization pertaining to the transaction.

     MUTUAL FUND SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER

GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                            Page
                                                            ----
Proposal No. 1..........................................      1
COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED
  REORGANIZATION........................................      1
SUMMARY.................................................      5
       Proposed Reorganization..........................      5
       Required Vote for Approval of the Reorganization
          Agreement.....................................      6
       Investment Objectives, Policies and
          Restrictions..................................      6
       Performance of the Tax-Free Bond Fund and the
          Tax-Free Short & Intermediate Bond Fund.......      8
       Summary Comparison of Fees and Expenses..........     14
       Purchase and Redemption Procedures...............     19
       Exchange Privileges..............................     20
       Dividends and Distributions......................     20
       Tax Consequences.................................     20
       Shareholder Voting Rights........................     20
       Appraisal Rights.................................     21
       Risk Factors.....................................     21
REASONS FOR THE REORGANIZATION..........................     22
INFORMATION ABOUT THE REORGANIZATION....................     24
       Reorganization Agreement.........................     24
       Description of the Tax-Free Short & Intermediate
          Bond Fund's Shares............................     26
       Federal Income Tax Consequences..................     26
       Capitalization...................................     28
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES........     29
       Investment Objectives of Each Fund...............     29
       Primary Investments of Each Fund.................     29
       Portfolio Instruments and Practices and Risks....     31
       Principal Investment Strategies and Risks........     31
       Other Investment Strategies and Risks............     34
       Other Differences in Fundamental Policies........
       Publication of Portfolio Holdings................     36

                                                            Page
                                                            ----
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AND
  FINANCIAL HIGHLIGHTS..................................     37
       Tax-Free Bond Fund...............................     37
       Tax-Free Short & Intermediate Bond Fund..........     40
       Financial Highlights.............................     43
HOW TO PURCHASE, SELL AND EXCHANGE SHARES...............     55
       Purchase Information.............................     55
       Redemption Information...........................     60
       Exchange Information.............................     64
       Additional Policies for Purchases, Exchanges and
          Redemptions...................................     66
       Shareholder Privileges...........................     67
       Applicable Sales Charge..........................     69
       Distribution and Service Fees....................     74
       Valuing Fund Shares..............................     76
       Distributions....................................     77
       Federal Tax Considerations.......................     78
       How to Reach the Funds...........................     79
INFORMATION ABOUT MANAGEMENT OF THE TAX-FREE BOND FUND
  AND THE TAX-FREE SHORT & INTERMEDIATE BOND FUND.......     80
       Investment Advisor...............................     80
       Management of the Fund...........................
       Portfolio Managers...............................     81
ADDITIONAL INFORMATION ABOUT THE
  TAX-FREE BOND FUND AND THE TAX-FREE SHORT &
  INTERMEDIATE BOND FUND................................     81
OTHER BUSINESS..........................................     82
VOTING INFORMATION......................................     83
       Proxy Solicitation...............................     83
       Quorum...........................................     84
       Vote Required....................................     84
       Effect of Abstentions and Broker "Non-Votes".....     84
       Adjournments.....................................     85
       Share Information................................     86
LEGAL MATTERS...........................................     87

                                 PROPOSAL NO. 1

                         APPROVAL OF THE AGREEMENT AND
                             PLAN OF REORGANIZATION

                          COMMON QUESTIONS AND ANSWERS
                       ABOUT THE PROPOSED REORGANIZATION

Q.  HOW WILL THE REORGANIZATION AFFECT ME?

A. The assets of the Tax-Free Bond Fund will be combined with those of the Tax-Free Short & Intermediate Bond Fund and you will become a shareholder of the Tax-Free Short & Intermediate Bond Fund. Following the Reorganization, you will receive shares of the Tax-Free Short & Intermediate Bond Fund that are equal in value to the shares of the Tax-Free Bond Fund that you held immediately prior to the closing of the Reorganization. (Shareholders of Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares of the Tax-Free Bond Fund will receive Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares, respectively, of the Tax-Free Short & Intermediate Bond Fund.) The Reorganization has been structured as a tax-free reorganization for federal income tax purposes so shareholders will not recognize any taxable gain or loss as a result of the Reorganization.

Q.  WHY IS THE REORGANIZATION BEING RECOMMENDED?

A. After a careful review of the current fixed income fund offerings in the Munder Fund Complex, MCM recommended to the Trust's Board of Trustees that certain of the fixed income funds, including the Tax-Free Bond Fund and Tax-Free Short & Intermediate Bond Fund, be consolidated in an effort to achieve greater combined asset levels and reduce total operating expenses of these Funds. Consolidation of these Funds is expected to result in greater economies of scale and the elimination of certain costs associated with operating the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund separately. MCM believes the Reorganization will benefit shareholders of the both the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund.

    As a result of declining assets of the Tax-Free Bond Fund in recent years, expense ratios for the Tax-Free Bond Fund have been increasing during this time period. Without significant asset growth from sales of shares of the Tax-Free Bond Fund, the Fund's expenses are expected to increase even further.

     MCM also believes that the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund have similar, although not identical, investment objectives, policies and strategies, as described in detail below. The Reorganization will result in combining the assets of these two Funds and consolidating their operations. MCM believes that, given the Tax-Free Bond Fund's steadily increasing expense ratios and the alternative of a similar fund in the form of the Tax-Free Short & Intermediate Bond Fund, shareholders of the Tax-Free Bond Fund will benefit from the Reorganization.

     Combining the assets of the Funds is intended to provide various benefits to shareholders of the Tax-Free Bond Fund who become shareholders of the Tax-Free Short & Intermediate Bond Fund (as well as to existing and future investors of the Tax-Free Short & Intermediate Bond Fund). For example, the proposed Reorganization will enable shareholders of the Tax-Free Bond Fund to enjoy the benefits of investing in a fund that has higher asset levels, which will result in the fixed and relatively fixed costs associated with operating the Tax-Free Bond Fund (e.g., transfer agency, accounting and printing expenses) being spread over a larger asset base, thereby reducing per share expenses paid by shareholders of the Tax-Free Bond Fund. In addition, it is anticipated that the current shareholders of the Tax-Free Short & Intermediate Bond Fund will benefit from the Reorganization because the additional assets from the Tax-Free Bond Fund that will be aggregated with those of Tax-Free Short & Intermediate Bond Fund will help the Tax-Free Short & Intermediate Bond Fund achieve certain additional economies of scale. (See also the next question comparing operating expenses of the Funds.)

Q. HOW DO THE FEES PAID BY THE TAX-FREE SHORT & INTERMEDIATE BOND FUND COMPARE TO THOSE PAYABLE BY THE TAX-FREE BOND FUND?

A. Historically, the total per share operating expenses of the Tax-Free Short & Intermediate Bond Fund have been lower than those of the Tax-Free Bond Fund and are expected to remain lower following the Reorganization. Pro forma fee, expense and financial information are included for your reference in this Proxy Statement/Prospectus.

Q. WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER TRANSACTIONAL FEE IN CONNECTION WITH THE REORGANIZATION?

A. No. The full value of your shares of the Tax-Free Bond Fund will be exchanged for shares of the same class of the Tax-Free Short & Intermediate Bond Fund without any sales load, commission or other transactional fee being imposed. MCM will bear all of the expenses of both Funds in connection with the Reorganization, except for brokerage fees and brokerage expenses associated with the Reorganization.

Q. WHO WILL SERVE AS INVESTMENT ADVISOR AND PROVIDE OTHER SERVICES TO THE TAX-FREE SHORT & INTERMEDIATE BOND FUND?

A.  The Tax-Free Short & Intermediate Bond Fund has the same investment advisor
    (MCM), the same administrator (MCM) and the same distributor (Funds Distributor, Inc.) as the Tax-Free Bond Fund.

Q.  WILL I HAVE TO PAY ANY FEDERAL INCOME TAXES AS A RESULT OF THE
    REORGANIZATION?

A. The transaction is intended to qualify as a tax-free reorganization for federal income tax purposes. Assuming the Reorganization qualifies for such treatment, shareholders would not recognize taxable gain or loss as a result of the Reorganization. As a condition to the closing of the Reorganization, the Tax-Free Bond Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of counsel are not binding on the Internal Revenue Service or the courts.

Q. WILL I CONTINUE TO BE ABLE TO EXCHANGE MY SHARES FOR SHARES OF OTHER FUNDS OF THE MUNDER FAMILY OF MUTUAL FUNDS?

A. Yes. As with Class A, Class B, Class C, Class K and Class Y shareholders of the Tax-Free Bond Fund, shareholders of Class A, Class B, Class C, Class K and Class Y shares of the Tax-Free Short & Intermediate Bond Fund may exchange their shares for shares of the same class of other Munder Funds, which are series of the Trust or of Munder Series Trust II (formerly The Munder Framlington Funds Trust), subject to certain restrictions described in the prospectus of each Munder Fund. Before requesting any such exchange, shareholders should carefully review the applicable prospectus for the other fund to ensure that the fund meets their investment objectives and needs.

Q.  WHAT HAPPENS IF THE REORGANIZATION AGREEMENT IS NOT APPROVED?

A. If the Reorganization Agreement is not approved by shareholders, the Reorganization will not occur. In such an event, the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund will continue to operate separately, and MCM and the Board of Trustees of the Trust will determine what additional steps may be appropriate and in the best interests of the Tax-Free Bond Fund and its shareholders, including but not limited to liquidation of the Fund.

                                    SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization ("Reorganization Agreement"), a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A.

PROPOSED REORGANIZATION

     At a meeting on May 17, 2005, the Board approved the Reorganization Agreement subject to the approval of the shareholders of the Tax-Free Bond Fund. The Reorganization Agreement provides for:

     - the transfer of all of the assets of the Tax-Free Bond Fund to the Tax-Free Short & Intermediate Bond Fund in exchange for shares of the Tax-Free Short & Intermediate Bond Fund having an aggregate value equal to the net asset value of the Tax-Free Bond Fund and the assumption by the Tax-Free Short & Intermediate Bond Fund of all of the liabilities of the Tax-Free Bond Fund;

     - the distribution to each of the shareholders of the Tax-Free Bond Fund of shares of the Tax-Free Short & Intermediate Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Tax-Free Bond Fund held by that shareholder; and

     - the complete liquidation of the Tax-Free Bond Fund.

     The Reorganization is scheduled to be effective as of the close of business on Friday, August 12, 2005, or on a later date as the parties may agree ("Closing Date"). As a result of the Reorganization, each shareholder of the Tax-Free Bond Fund will become the owner of the number of full and fractional shares of the Tax-Free Short & Intermediate Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Tax-Free Bond Fund shares as of the close of business on the Closing Date of the Reorganization. Shareholders of Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares of the Tax-Free Bond Fund will receive Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares, respectively, of the Tax-Free Short & Intermediate Bond Fund. See "Information About the Reorganization" below.

     For the reasons set forth below under "Reasons for the Reorganization," the Board, including all of the Trustees deemed to be "independent" to the extent such Trustees are not considered to be "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act ("Independent Trustees"), has concluded that the Reorganization would be in the best interests of the Tax-Free Bond Fund and that the interests of the Tax-Free Bond Fund's existing shareholders would not be diluted as a result of the Reorganization, and therefore has submitted the Reorganization Agreement for approval to you. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION AGREEMENT EFFECTING THE REORGANIZATION.

     The Board of Trustees of the Trust has also approved the Reorganization on behalf of the Tax-Free Short & Intermediate Bond Fund.

REQUIRED VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the Tax-Free Bond Fund with all classes voting together and not by class. See "Voting Information."

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund have similar, although not identical, investment objectives, policies and restrictions. Both Funds are diversified series of the Trust. The investment objectives of the Tax-Free Bond Fund are to provide as high a level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital. The investment objectives of the Tax-Free Short & Intermediate Bond Fund are to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

     Although the respective investment objectives of the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund are similar, shareholders should consider the similarities and differences in the investment policies and strategies of, and portfolio securities held by, each Fund. The investment policies and strategies of the Funds are described below and under the heading "Comparison of Investment Objectives and Policies." The portfolio securities held by each Fund as of December 31, 2004, are shown in the Pro Forma Combining Schedule of Investments in the Statement of Additional Information.

     The primary investment strategies of each Fund are similar. Both Funds invest, under normal circumstances, at least 80% of its assets in bonds. Both Funds have a fundamental policy to invest, under normal circumstances, at least 80% of their respective assets in securities (in the case of the Tax-Free Short & Intermediate Bond Fund) or municipal obligations (in the case of the Tax-Free Bond Fund), the interest from which is exempt from regular Federal income tax. Both Funds may invest more than 25% of the Fund's assets in municipal obligations issued by the state of Michigan and its political subdivisions. Both Funds will generally invest in municipal obligations that are rated Single A or better or, if unrated, are of comparable quality. Both Funds may also invest in similar quality taxable bonds. For both Funds, cash is typically invested in money market funds that primarily hold municipal obligations. Both Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

     A primary difference between the Funds relates to the maturity of the obligations in which each invests and each Fund's dollar-weighted average maturity:

     - While both Funds invest in obligations, the Tax-Free Bond Fund invests primarily in intermediate-term and long-term municipal obligations that have remaining maturities of between three and thirty years. A significant portion of the Tax-Free Short & Intermediate Bond Fund is generally invested in obligations with remaining maturities of five years or less. The remainder of the Tax-Free Short & Intermediate Bond Fund is typically invested in obligations with remaining maturities between five and ten years.

     - The Tax-Free Bond Fund's dollar-weighted average maturity will generally range between eight and twenty-two years. The Tax-Free Short & Intermediate Bond Fund's dollar-weighted average maturity will generally range between two and six years.

     As of March 31, 2005, the dollar-weighted average maturity was 13.9 years for the Tax-Free Bond Fund and 4.3 years for the Tax-Free

Short & Intermediate Bond Fund. As of the same date, the maturity allocation of each Fund was:

                                 TAX-FREE       TAX-FREE SHORT &
                                 BOND FUND   INTERMEDIATE BOND FUND
                                 ---------   ----------------------
Over 22 years                       7.8%              0.0%
17 to 22 years                     22.1%              0.0%
12 to 17 years                     31.6%              0.0%
7 to 12 years                      33.4%             23.0%
5 to 7 years                        1.9%             14.0%
3 to 5 years                        0.0%             29.6%
1 to 3 years                        0.0%             23.4%
Under 1 year                        0.0%              9.9%
Cash                                3.3%              0.1%

     Bond funds with longer maturities are generally more price sensitive to changes in interest rates than funds with shorter maturities. For example, long-term bond funds will tend to experience a larger negative impact from rising interest rates and a larger positive impact from declining interest rates than short-term funds. See "Comparison of Investment Objectives and Policies" below.

PERFORMANCE OF THE TAX-FREE BOND FUND AND THE TAX-FREE SHORT & INTERMEDIATE BOND FUND

     The bar charts and table below provide some indication of the risk of an investment in each Fund. The bar charts show each Fund's performance for each full calendar year since the inception of the Fund's oldest class of shares (i.e., the Class K shares). The table shows how each Fund's average annual total returns for different calendar periods over the life of that Fund compares to those of certain broad based securities market indices.

     The annual returns in the bar charts are for each Fund's Class K shares. Performance of the each Fund's Class A, Class B, Class C and Class Y shares, net of applicable sales charges, would have been similar to that of the Class K shares because all of the classes of shares are invested in the same portfolio of securities and have the same investment advisor. However, because each class of shares has different sales charges, distribution fees and/or service fees and expenses, the performance of each class of shares will differ. Please see "Summary Comparison of Fees and Expenses" below for information about the difference between each class of shares.

     When you consider this information, please remember that each Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

TAX-FREE BOND FUND CLASS K
Total Return (%)
(per calendar year)

[TAX-FREE SHORT & INTERMEDIATE BOND CLASS K GRAPHIC]

1995                                                                             15.89
1996                                                                              2.13
1997                                                                              9.84
1998                                                                              5.22
1999                                                                             -4.00
2000                                                                             11.72
2001                                                                              3.56
2002                                                                              9.71
2003                                                                              4.15
2004                                                                              3.49

YEAR TO DATE THROUGH MARCH 31, 2005: (0.67)%
BEST QUARTER: 6.14% (Quarter ended 3/31/95)
WORST QUARTER: (2.89)% (Quarter ended 6/30/99)

TAX-FREE SHORT & INTERMEDIATE BOND FUND CLASS K
Total Return (%)
(per calendar year)

[CLASS K GRAPHIC]

1995                                                                             11.33
1996                                                                              3.02
1997                                                                              5.61
1998                                                                              4.69
1999                                                                             -0.10
2000                                                                              6.37
2001                                                                              5.05
2002                                                                              6.99
2003                                                                              2.64
2004                                                                              0.86

YEAR TO DATE THROUGH MARCH 31, 2005: (1.08)%
BEST QUARTER: 4.51% (Quarter ended 3/31/95)
WORST QUARTER: (2.04)% (Quarter ended 6/30/04)

     The table below shows what the average annual total returns for the Tax-Free Bond Fund were for certain periods ended December 31, 2004, compared to the Lehman 15-Yr. Municipal Bond Index and Lehman Blended Index and what the average annual total returns for the Tax-Free

Short & Intermediate Bond Fund were for certain periods ended December 31, 2004, compared to the Lehman Brothers Municipal Intermediate-Short Index and the Lehman Blended Index. In all cases, where applicable, prior to July 31, 1993 the Tax-Free Short & Intermediate Bond Fund is compared to the Lehman Brothers 5-Year General Obligation Index. Each index is unmanaged and is not subject to fees and expenses typically associated with the management of investment companies. Investments cannot be made directly in either index. Comparisons with each index, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDED DECEMBER 31, 2004

                                                              SINCE
                             1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                               %         %         %            %
---------------------------------------------------------------------------
TAX-FREE BOND FUND
 Class K
  Return Before Taxes         3.49     6.47       6.04         5.71
  Return After Taxes on
    Distributions             0.69     5.61       5.07         4.70
  Return After Taxes on
    Distributions and Sale
    of Fund Shares            4.50     5.81       5.21         4.85
  Lehman 15-Yr. Muni
    Index(2) (reflects no
    deductions for fees,
    expenses or taxes)        5.51     8.02       7.82         7.32
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                    5.40     7.87       7.62         7.13
 Class A
  Return Before Taxes        (0.79)    5.61         --         4.83
  Lehman 15-Yr. Muni
    Index(2) (reflects no
    deductions for fees,
    expenses or taxes)        5.51     8.02         --         6.92
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                    5.40     7.87         --         6.73

                                                              SINCE
                             1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                               %         %         %            %
---------------------------------------------------------------------------
 Class B
  Return Before Taxes        (1.75)    5.37       5.39         5.41
  Lehman 15-Yr. Muni
    Index(2) (reflects no
    deductions for fees,
    expenses or taxes)        5.51     8.02       7.82         8.02
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                    5.40     7.87       7.62         7.81
 Class C
  Return Before Taxes         1.82     5.72         --         4.41
  Lehman 15-Yr. Muni
    Index(2) (reflects no
    deductions for fees,
    expenses or taxes)        5.51     8.02         --         6.80
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                    5.40     7.87         --         6.60
 Class Y                                            --
  Return Before Taxes         3.76     6.74       6.29         5.93
  Lehman 15-Yr. Muni
    Index(2) (reflects no
    deductions for fees,
    expenses or taxes)        5.51     8.02       7.82         7.18
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                    5.40     7.87       7.62         6.98
TAX-FREE SHORT & INTERMEDIATE BOND FUND
 Class K
  Return Before Taxes         0.86     4.35       4.60         4.91
  Return After Taxes on
    Distributions            (0.01)    4.08       4.08         3.84
  Return After Taxes on
    Distributions and Sale
    of Fund Shares            0.55     3.98       4.02         3.81
  Lehman Int. Short Muni
    Index/5-Year G. O.
    Index(2) (reflects no
    deductions for fees,
    expenses or taxes)        2.66     5.68       5.84         5.91
  Lehman Blended Index/
    5-Year G. O. Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                    2.36     5.36       5.50         5.76

                                                              SINCE
                             1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                               %         %         %            %
---------------------------------------------------------------------------
 Class A
  Return Before Taxes        (3.71)    3.50       4.17         3.84
  Lehman Int. Short Muni
    Index/5-Year G. O.
    Index(2) (reflects no
    deductions for fees,
    expenses or taxes)        2.66     5.68       5.84         5.45
  Lehman Blended Index/
    5-Year G. O. Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                    2.36     5.36       5.50         5.23
 Class B
  Return Before Taxes        (4.82)    3.21         --         3.34
  Lehman Int. Short Muni
    Index(2) (reflects no
    deductions for fees,
    expenses or taxes)        2.66     5.68         --         5.40
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                    2.36     5.36         --         5.15
 Class C
  Return Before Taxes        (0.88)    3.60         --         3.08
  Lehman Int. Short Muni
    Index(2) (reflects no
    deductions for fees,
    expenses or taxes)        2.66     5.68         --         5.02
  Lehman Blended Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                    2.36     5.36         --         4.82
 Class Y
  Return Before Taxes         1.11     4.63       4.87         4.43
  Lehman Int. Short Muni
    Index/5-Year G. O.
    Index(2) (reflects no
    deductions for fees,
    expenses or taxes)        2.66     5.68       5.84         5.43
  Lehman Blended Index/
    5-Year G. O. Index(2)
    (reflects no deductions
    for fees, expenses or
    taxes)                    2.36     5.36       5.50         5.20

------------------------------------

1. The inception dates for the Class K, Class A, Class B, Class C and Class Y shares of the Tax-Free Bond Fund are 7/5/94, 10/9/95, 12/6/94, 7/7/97 and 7/21/94, respectively. The index returns from inception for Class K, Class A, Class B, Class C and Class Y shares are from 7/1/94, 10/1/95, 12/1/94, 7/1/97 and 8/1/94, respectively.

   The inception dates for the Class K, Class A, Class B, Class C and Class Y shares of the Tax-Free Short & Intermediate Bond Fund are 2/9/87, 11/30/92, 5/16/96, 7/8/98 and 12/17/92, respectively. The index returns from inception for Class K, Class A, Class B, Class C and Class Y shares are from 2/1/87, 12/1/92, 6/1/96, 7/1/98 and 1/1/93, respectively.

2. The Lehman Brothers 15-year Municipal Bond Index is a rules-based, market-value-weighted index that measures the performance of the investment-grade, tax-exempt bond market with maturities ranging from 12-17 years. The Lehman Blended Index is a blended index made up of 1/3 Lehman Brothers 20-year Municipal Bond Index (which includes maturities ranging from 17-22 years), 1/3 15-year Municipal Bond Index and 1/3 10-year Municipal Bond Index (which includes maturities ranging from 8-12 years).

   The Lehman Brothers Municipal Intermediate-Short Index (formerly known as the Lehman Brothers Mutual Fund Intermediate-Short Municipal Index) is a total return benchmark that includes investment-grade, tax-exempt municipal bonds with at least $5 million outstanding that were issued in deals of at least $50 million and that have maturities between one and ten years. The Lehman Blended Index is a blended index made up of 65% Lehman Brothers Municipal Short Index and 35% Lehman Brothers Municipal Intermediate Index. The Municipal Short Index includes only maturities between one and five years. The Municipal Intermediate Index includes only maturities between five and ten years. In all cases, where applicable, prior to July 31, 1993 the Tax-Free Short & Intermediate Bond Fund is compared to the Lehman Brothers -Year General Obligation Index, a performance benchmark for the short-term investment-grade tax-exempt bond market.

     Average annual returns reflect the imposition of the maximum front-end sales charges or CDSCs.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the returns after taxes on the distributions and sale of Fund shares may exceed the returns before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their shares in the Funds through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for each Fund are shown only for the Class K shares. Returns for each Fund's Class A, Class B, Class C and Class Y shares will vary from those of the Class K shares due to differences in the fees and expenses applicable to each class of shares.

SUMMARY COMPARISON OF FEES AND EXPENSES

     The following tables compare the fees and expenses of each class of the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund and show the estimated fees and expenses for each class on a pro forma basis, giving effect to the proposed Reorganization. We have estimated these pro forma numbers in good faith, based on information contained in the Annual Reports to Shareholders for the previous fiscal year for each class of shares for each Fund, with certain adjustments.

     The fee and expense information shown in the table below is organized as follows:

     - Columns 1 and 2 reflect the annualized actual fees and expenses of each class of the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund, respectively, as of June 30, 2004, restated to reflect adjustments in the Fund's fees and expenses due to contractual changes in administration and transfer agency fees.

     - Column 3 reflects the pro forma fees and expenses as if the Reorganization had occurred as of June 30, 2004. These pro forma fees and expenses of each class of the combined Fund as of June 30, 2004, restated to reflect (1) certain adjustments in the Funds' fees and expenses due to contractual changes in administration and transfer agency fees, and (2) any other expected savings that may occur as a result of the Tax-Free Short & Intermediate Bond Fund and the Tax-Free Bond Fund being combined in the Reorganization.

     Additional information regarding the performance of each of the Funds is contained in "Management's Discussion of Fund Performance and Financial Highlights" in this Proxy Statement/Prospectus.

                                            TAX-FREE SHORT     PRO FORMA
                                TAX-FREE    & INTERMEDIATE   FOLLOWING THE
                                BOND FUND     BOND FUND      REORGANIZATION
CLASS A SHARES                  ---------   --------------   --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price)......................    4.00%(a)      4.00%(a)         4.00%(a)
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds)........     None(b)       None(b)          None(b)
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends...................     None          None             None
Redemption Fee................     None          None             None
Exchange Fee..................     None          None             None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS) (AS A
  PERCENTAGE OF AVERAGE NET
  ASSETS)
Management Fee................    0.50%         0.50%            0.50%
Distribution and/or Service
  (12b-1) Fees................    0.25%         0.25%            0.25%
Other Expenses(1).............    0.40%         0.31%            0.27%
Total Annual Fund Operating
  Expenses(1).................    1.15%         1.06%            1.02%

                                           TAX-FREE SHORT      PRO FORMA
                               TAX-FREE    & INTERMEDIATE    FOLLOWING THE
                               BOND FUND      BOND FUND      REORGANIZATION
CLASS B SHARES                 ---------   --------------    --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).....................     None           None             None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds).......    5.00%(c)       5.00%(c)         5.00%(c)
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends..................     None           None             None
Redemption Fee...............     None           None             None
Exchange Fee.................     None           None             None
ANNUAL FUND OPERATING
  EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Management Fee...............    0.50%          0.50%            0.50%
Distribution and/or Service
  (12b-1) Fees...............    1.00%          1.00%            1.00%
Other Expenses(1)............    0.40%          0.31%            0.27%
Total Annual Fund Operating
  Expenses(1)................    1.90%          1.81%            1.77%

                                           TAX-FREE SHORT      PRO FORMA
                               TAX-FREE    & INTERMEDIATE    FOLLOWING THE
                               BOND FUND      BOND FUND      REORGANIZATION
CLASS C SHARES                 ---------   --------------    --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).....................     None           None             None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds).......    1.00%(d)       1.00%(d)         1.00%(d)
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends..................     None           None             None
Redemption Fee...............     None           None             None
Exchange Fee.................     None           None             None
ANNUAL FUND OPERATING
  EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Management Fee...............    0.50%          0.50%            0.50%
Distribution and/or Service
  (12b-1) Fees...............    1.00%          1.00%            1.00%
Other Expenses(1)............    0.40%          0.31%            0.27%
Total Annual Fund Operating
  Expenses(1)................    1.90%          1.81%            1.77%

                                           TAX-FREE SHORT      PRO FORMA
                               TAX-FREE    & INTERMEDIATE    FOLLOWING THE
                               BOND FUND      BOND FUND      REORGANIZATION
CLASS K SHARES                 ---------   --------------    --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).....................     None           None             None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds).......     None           None             None
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends..................     None           None             None
Redemption Fee...............     None           None             None
Exchange Fee.................     None           None             None
ANNUAL FUND OPERATING
  EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Management Fee...............    0.50%          0.50%            0.50%
Non 12b-1 Service Plan
  Fees.......................    0.25%          0.25%            0.25%
Other Expenses(1)............    0.40%          0.31%            0.27%
Total Annual Fund Operating
  Expenses(1)................    1.15%          1.06%            1.02%

                                           TAX-FREE SHORT      PRO FORMA
                               TAX-FREE    & INTERMEDIATE    FOLLOWING THE
                               BOND FUND      BOND FUND      REORGANIZATION
CLASS Y SHARES                 ---------   --------------    --------------
SHAREHOLDER FEES (FEES PAID
  DIRECTLY FROM YOUR
  INVESTMENT)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price).....................     None           None             None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  redemption proceeds).......     None           None             None
Maximum Sales Charge (Load)
  Imposed on Reinvested
  Dividends..................     None           None             None
Redemption Fee...............     None           None             None
Exchange Fee.................     None           None             None
ANNUAL FUND OPERATING
  EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)
  (AS A PERCENTAGE OF AVERAGE
  NET ASSETS)
Management Fee...............    0.50%          0.50%            0.50%
Distribution and/or Service
  (12b-1) Fees...............    0.00%          0.00%            0.00%
Other Expenses(1)............    0.40%          0.31%            0.27%
Total Annual Fund Operating
  Expenses(1)................    0.90%          0.81%            0.77%

------------------------------------
(a) The sales charge declines as the amount invested increases.

(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. If you redeem within one year of purchase Class A shares that were purchased with no initial sales charge as part of an investment of $1 million or more, a 1% CDSC may apply upon redemption.

(c) The CDSC payable upon redemption of Class B shares declines over time.

(d) The CDSC applies to redemptions of Class C shares within one year of purchase.

(1) Expense information in the table has been restated to reflect changes in administration and transfer agency fees.

EXAMPLE

     The Example is intended to help you compare the cost of investing in each Fund and the Funds combined with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that all dividends and distributions are reinvested. The fees and expenses used to calculate the Example are based on the fees and expenses shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
TAX-FREE BOND FUND                      $513     $  751     $1,008      $1,742
TAX-FREE SHORT & INTERMEDIATE BOND
  FUND                                  $504     $  724     $  961      $1,642
PRO FORMA: THE FUNDS COMBINED           $500     $  712     $  941      $1,598

Class B Shares Assuming You Sold Your Shares at the End of the Period

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
TAX-FREE BOND FUND                      $693     $  897     $1,226      $2,027*
TAX-FREE SHORT & INTERMEDIATE BOND
  FUND                                  $684     $  869     $1,180      $1,930*
PRO FORMA: THE FUNDS COMBINED           $680     $  857     $1,159      $1,886*

------------------------------------
* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

Class B Shares Assuming You Stayed in the Fund

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
TAX-FREE BOND FUND.................     $193      $597      $1,026      $2,027*
TAX-FREE SHORT & INTERMEDIATE BOND
  FUND.............................     $184      $569      $  980      $1,930*
PRO FORMA: THE FUNDS COMBINED......     $180      $557      $  959      $1,886*

------------------------------------

* Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) of the Fund on the first business day of the month following the eighth anniversary of the issuance.

Class C Shares Assuming You Sold Your Shares at the End of the Period

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
TAX-FREE BOND FUND.................     $293      $597      $1,026      $2,222
TAX-FREE SHORT & INTERMEDIATE BOND
  FUND.............................     $284      $569      $  980      $2,127
PRO FORMA: THE FUNDS COMBINED......     $280      $557      $  959      $2,084

Class C Shares Assuming You Stayed in the Fund

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
TAX-FREE BOND FUND.................     $193      $597      $1,026      $2,222
TAX-FREE SHORT & INTERMEDIATE BOND
  FUND.............................     $184      $569      $  980      $2,127
PRO FORMA: THE FUNDS COMBINED......     $180      $557      $  959      $2,084

Class K Shares

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
TAX-FREE BOND FUND.................     $117      $365      $  633      $1,398
TAX-FREE SHORT & INTERMEDIATE BOND
  FUND.............................     $108      $337      $  585      $1,294
PRO FORMA: THE FUNDS COMBINED......     $104      $325      $  563      $1,248

Class Y Shares

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                       ------    -------    -------    --------
TAX-FREE BOND FUND.................     $ 92      $287      $  498      $1,108
TAX-FREE SHORT & INTERMEDIATE BOND
  FUND.............................     $ 83      $259      $  450      $1,002
PRO FORMA: THE FUNDS COMBINED......     $ 79      $246      $  428      $  954

     Following the Reorganization and in the ordinary course of business, we expect that certain holdings of the Tax-Free Bond Fund that are transferred to the Tax-Free Short & Intermediate Bond Fund in connection with the Reorganization may be sold. Such sales may result in additional transaction costs for the Tax-Free Short & Intermediate Bond Fund (which will not be assumed or paid by MCM) and will be a taxable event that will result in the realization of taxable gains or losses from such sales for the Tax-Free Short & Intermediate Bond Fund.

PURCHASE AND REDEMPTION PROCEDURES

     Purchases and redemptions of shares are subject to certain minimum investment requirements and charges. Waivers of charges applicable to the various classes of both the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund may be available in certain types of transactions and to certain types of investors. For details on how to purchase or redeem shares of either Fund, see "How to Purchase, Sell and Exchange Shares -- Policies and Procedures for Your Investment."

EXCHANGE PRIVILEGES

     You may exchange shares of each class of each Fund for shares of the same class in other Munder Funds to the extent the class exists and shares are offered for sale in the shareholder's state of residence and subject to any applicable sales charge. No fee is imposed on any exchange. Any exchange will be a taxable event for which you may have to recognize a gain or loss under federal income tax law. We reserve the right to amend or terminate the exchange privilege at any time. See "How to Purchase, Sell and Exchange
Shares -- Policies and Procedures for Your Investment."

DIVIDENDS AND DISTRIBUTIONS

     Both Funds declare and pay dividends from net investment income, if any, monthly and distribute net realized capital gains, if any, at least annually. As described in more detail in "How to Purchase, Sell and Exchange
Shares -- Distributions" below, dividends are generally subject to federal income tax. For both Funds, all dividends and distributions are reinvested automatically in additional shares of the respective Fund at net asset value, without a sales charge or CDSC, unless the shareholder elects to be paid in cash. Following the Reorganization, shareholders of the Tax-Free Bond Fund that have elected to receive distributions in cash will continue to receive distributions in cash from the Tax-Free Short & Intermediate Bond Fund. See "How to Purchase, Sell and Exchange Shares -- Distributions."

TAX CONSEQUENCES

     Completion of the Reorganization is subject to the Tax-Free Bond Fund receiving from counsel an opinion to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. See "Information about the Reorganization -- Federal Income Tax Consequences."

SHAREHOLDER VOTING RIGHTS

     Neither the Tax-Free Bond Fund nor the Tax-Free Short & Intermediate Bond Fund, each a series of the same Delaware statutory trust, holds annual shareholder meetings. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as fewer than a majority of Trustees holding office have been elected by shareholders. Other than special meetings called by the Trustees of the Trust or by the Trust's President or Secretary in accordance with the By-Laws of the Trust, meetings of the shareholders of either Fund may be called for any purpose deemed necessary or desirable upon the written request of the shareholders holding at least 10% of the outstanding shares of the applicable Fund entitled to vote at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and
(2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary of the Trust shall determine and specify to such shareholders.

APPRAISAL RIGHTS

     Under the laws of the State of Delaware, shareholders of neither the Tax-Free Bond Fund nor the Tax-Free Short & Intermediate Bond Fund have appraisal rights in connection with a combination or acquisition of the assets of another fund.

RISK FACTORS

     Because the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund invest in similar types of securities, investment in these Funds involves similar investment risks. The risks involved with investment in these Funds include those risks that are generally associated with investing in fixed income securities, such as credit (or default risk), interest rate risk and investment grade securities risk. Since each Fund may invest a significant portion of its assets in Michigan municipal securities, both Funds also have a state-specific risk as well as a municipal securities risk. Each Fund also has money market funds risk and when-issued securities and delayed delivery risk. For more information, please see "Comparison of Investment Objectives and Policies" below.

                         REASONS FOR THE REORGANIZATION

     Currently, the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund are investment portfolios of the same open-end management investment company. However, each Fund must separately bear certain costs of its own operations. MCM believes that consolidating the separate operations of the two Funds should benefit the shareholders of both Funds by promoting more efficient operations on a more cost-effective basis. In addition, combining assets of the Funds may create potential economies of scale that should result from the larger aggregate asset base of the combined Fund after the Reorganization. For example, both Funds currently pay a management fee equal to 0.50%, with a 0.05% reduction in the contractual fee rate taking effect when the Funds exceed a certain asset size ($1 billion in the case of the Tax-Free Bond Fund and $200 million in the case of the Tax-Free Short & Intermediate Bond Fund). MCM anticipates that the assets of the combined Tax-Free Short & Intermediate Bond Fund (following the proposed Reorganization) will enable that Fund to reach the contractual breakpoint in its management fee, resulting in a 0.05% reduction in the management fee payable on all assets of the Fund in excess of $200 million. Because the management fee breakpoint for the Tax-Free Bond Fund is at a much higher dollar level and the assets of that Fund are much lower than those of the Tax-Free Short & Intermediate Bond Fund, MCM does not expect that the Tax-Free Bond Fund will be able to realize a reduction in its management fee in the foreseeable future. In addition, the larger aggregate asset base of the combined Fund should enable the combined Fund to obtain benefits of economies of scale by permitting the reduction of the Fund's expense ratio by spreading certain fixed costs of the Fund's operations over a larger asset base. As a general rule, economies of scale can be realized with respect to fixed expenses, such as printing costs and fees for certain professional services, although expenses that are based on the value of assets or on the number of shareholder accounts would be largely unaffected by the Reorganization. However, there can be no assurance that the combination of the Funds will produce more efficient operations on a cost-effective basis or that economies of scale will be realized.

     The Reorganization would permit the shareholders of the Tax-Free Bond Fund to pursue their investment objectives in a larger fund that has investment objectives, policies and restrictions that are compatible with those of the Tax-Free Bond Fund and that invests in a portfolio of similar (although shorter duration) securities. In addition, a larger fund should be less affected by shareholder redemptions than a smaller fund.

     Moreover, recent declines in the total assets of the Tax-Free Bond Fund have adversely affected the Tax-Free Bond Fund's total fund operating expenses. The Tax-Free Bond Fund commenced operations in 1994. As of March 31, 2005, the Tax-Free Bond Fund had only approximately $23 million in assets, down from approximately $35 million as of June 30, 2004, and $87 million as of June 30, 2003. The Fund has failed to grow and maintain assets at a sufficient level to make the Fund a viable, ongoing entity, and there is the potential for even greater asset declines that would result in further increases in the Fund's expense ratio. Consequently, MCM believes that the proposed Reorganization may benefit the Tax-Free Bond Fund and its shareholders.

     In contrast, the Tax-Free Short & Intermediate Bond Fund began operations in 1987, and had approximately $175 million in assets as of March 31, 2005. As a result of the Tax-Free Short & Intermediate Bond Fund's much larger net assets, the Fund has typically experienced lower total fund operating expenses. MCM expects that over the long term, all shareholders of the Tax-Free Short & Intermediate Bond Fund will benefit from the potential economies of scale that can be achieved by combining the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund.

     In light of the foregoing considerations, the Board unanimously concluded that (1) the Reorganization is in the best interests of the Tax-Free Bond Fund and (2) the Reorganization would not result in a dilution of the interest of shareholders of the Tax-Free Bond Fund. Similarly, the Board also approved the Reorganization with respect to the Tax-Free Short & Intermediate Bond Fund and determined that (1) the Reorganization is in the best interests of the Tax-Free Short & Intermediate Bond Fund and (2) the interests of shareholders of the Tax-Free Short & Intermediate Bond Fund would not be diluted as a result of the Reorganization.

                      INFORMATION ABOUT THE REORGANIZATION

REORGANIZATION AGREEMENT

     The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement, which is attached to this Proxy Statement/Prospectus as Exhibit A. The Reorganization Agreement provides that the Tax-Free Short & Intermediate Bond Fund will acquire all of the assets, subject to all of the liabilities, of the Tax-Free Bond Fund in exchange for shares of the Tax-Free Short & Intermediate Bond Fund. Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur as of the close of business on Friday, August 12, 2005, or on a later date as the parties may agree ("Closing Date"). The net asset value per share of the Tax-Free Bond Fund and the net asset value per share of the Tax-Free Short & Intermediate Bond Fund will be determined by dividing each Fund's assets, less liabilities, by the total number of its outstanding shares.

     Both the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund utilize State Street Bank and Trust Company ("State Street"), the sub-administrator for each Fund, to calculate their net asset values. State Street uses the same independent pricing services to determine the value of each security held by each Fund so that it can determine the aggregate value of each Fund's portfolio. The method of valuation that is employed to value the securities of each Fund is in accordance with the procedures described in the current prospectuses for each Fund, which are consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC.

     The number of full and fractional shares of the Tax-Free Short & Intermediate Bond Fund you will receive in the Reorganization will be equal in value to the value of your shares of the Tax-Free Bond Fund as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the Closing Date. As promptly as practicable after the Closing Date, the Tax-Free Bond Fund will liquidate and distribute pro rata to its shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the Tax-Free Short & Intermediate Bond Fund received by the Tax-Free Bond Fund in the Reorganization. We will accomplish the liquidation and distribution with respect to each class of the Tax-Free Bond Fund's shares by the transfer of the Tax-Free Short & Intermediate Bond Fund shares then credited to the account of the Tax-Free Bond Fund on the books of the Tax-Free Short & Intermediate Bond Fund to open accounts on the share records of the Tax-Free Short & Intermediate Bond Fund in the names of the Tax-Free Bond Fund's shareholders. The aggregate net asset value of Class A, Class B, Class C, Class K and Class Y Tax-Free Short & Intermediate Bond Fund shares to be credited to Class A, Class B, Class C, Class K and Class Y Tax-Free Bond Fund shareholders, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of the Tax-Free Bond Fund of the corresponding class owned by Tax-Free Bond Fund's shareholders on the Closing Date. All issued and outstanding shares of the Tax-Free Bond Fund will simultaneously be canceled on the books of the Tax-Free Bond Fund. The Tax-Free Short & Intermediate Bond Fund will not issue certificates representing the Class A, Class B, Class C, Class K and Class Y Tax-Free Short & Intermediate Bond Fund shares issued in connection with such exchange.

     After such distribution, the Trust will take all necessary steps under Delaware law, the Trust's Declaration of Trust and any other applicable law to effect a complete dissolution of the Tax-Free Bond Fund.

     The Board has determined, with respect to the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund that the interests of shareholders of each of those Funds will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of each of those Funds and its shareholders. MCM will bear the expenses of the Reorganization, excluding brokerage fees and brokerage expenses incurred in connection with the Reorganization.

     The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the consummation of the Reorganization, before or after approval by the shareholders of the Tax-Free Bond Fund, if circumstances should develop that, in the Board's opinion, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Trust, on behalf of either the Tax-Free Bond Fund or Tax-Free Short & Intermediate Bond Fund, may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (1) the Reorganization Agreement be approved by shareholders of the Tax-Free Bond Fund; and (2) the Trust receive the opinion of the Trust's counsel that the transaction contemplated by the Reorganization Agreement will constitute a tax-free reorganization for federal income tax purposes.

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the shares of the Tax-Free Bond Fund with all classes voting together and not by class. See "Voting Information."

     THE BOARD, INCLUDING ALL OF THE INDEPENDENT TRUSTEES, HAS UNANIMOUSLY RECOMMENDED APPROVAL OF THE REORGANIZATION AGREEMENT.

     Shareholders of the Tax-Free Bond Fund as of the Closing Date will receive shares of the Tax-Free Short & Intermediate Bond Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued.

DESCRIPTION OF THE TAX-FREE SHORT & INTERMEDIATE BOND FUND'S SHARES

     Full and fractional shares of the respective class of shares of the Tax-Free Short & Intermediate Bond Fund will be issued to the Tax-Free Bond Fund's shareholders in accordance with the procedures detailed in the Reorganization Agreement. The Tax-Free Short & Intermediate Bond Fund no longer issues share certificates. The shares of the Tax-Free Short & Intermediate Bond Fund to be issued to Tax-Free Bond Fund's shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, except for Class B shares, as more fully described below in "How to Purchase, Sell and Exchange Shares."

FEDERAL INCOME TAX CONSEQUENCES

     The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the Reorganization by the Tax-Free Short & Intermediate Bond Fund, the Tax-Free Bond Fund (except for "Section 1256 contracts," which include certain types of options, futures or forward contracts) or the shareholders of the Tax-Free Bond Fund. As a condition to the closing of the Reorganization, the Tax-Free Bond Fund will receive a legal opinion from counsel to the Trust to that effect. That opinion will be based upon certain representations and warranties made by the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund and certifications received from each of the Funds and certain of their service providers.

     Immediately prior to the Reorganization, the Tax-Free Bond Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Tax-Free Bond Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Tax-Free Bond Fund's shareholders.

     The proposed Reorganization will affect the use of these tax attributes in two respects. The first concerns the "sharing" of these tax attributes with the shareholders of the Tax-Free Short & Intermediate Bond Fund. If there were no Reorganization, these tax attributes would inure solely to the benefit of the shareholders of the Tax-Free Bond Fund. If the Reorganization occurs, these tax attributes carry over (subject to the limitations described below) to the Tax-Free Short & Intermediate Bond Fund. That means that any resulting tax benefits inures to all shareholders of the Tax-Free Short & Intermediate Bond Fund (i.e., both pre-Reorganization shareholders of the Tax-Free Bond Fund and pre-Reorganization shareholders of the Tax-Free Short & Intermediate Bond Fund).

     The second manner in which the Reorganization will affect the use of the capital loss carryover and built-in losses concerns certain limitations imposed under the Code with respect to the use of these losses. Very generally, when more than 50% of the stock of a "loss corporation" such as the Tax-Free Bond Fund is acquired (as will be the case here), the Code imposes various limitations on the use of loss carryovers following the acquisition. The amount of such loss carryovers that can be used each year to offset post-acquisition income is generally limited to an amount equal to the "federal long-term tax-exempt rate" (the applicable rate as of March 2005 was 4.27%) multiplied by the value of the "loss corporation's" equity. Furthermore, capital losses may generally be carried forward for only eight years in the case of regulated investment companies. However, there is no assurance that such losses would be used even in the absence of the Reorganization. In addition, the shareholders of Tax-Free Bond Fund would be taxed on their share of any distributed taxable gains after the Reorganization, including those gains attributable to unrealized gains of the Tax-Free Short & Intermediate Bond Fund at the time of the Reorganization.

     You should consult your tax advisor regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table shows the capitalization of the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund as of March 31, 2005, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

                                              AS OF MARCH 31, 2005
                          -------------------------------------------------------------
                                       TAX-FREE SHORT &
                           TAX-FREE      INTERMEDIATE                   PRO FORMA AFTER
CLASS A SHARES            BOND FUND       BOND FUND       ADJUSTMENTS   REORGANIZATION
--------------            ----------   ----------------   -----------   ---------------
Net Assets..............  $3,492,529    $10,566,229          --          $14,058,758
Net asset value per
  share.................    $9.03         $10.23             --            $10.23
Shares outstanding......   386,894       1,033,002        (45,460) (a)    1,374,436

                                              AS OF MARCH 31, 2005
                          -------------------------------------------------------------
                                       TAX-FREE SHORT &
                           TAX-FREE      INTERMEDIATE                   PRO FORMA AFTER
CLASS B SHARES            BOND FUND       BOND FUND       ADJUSTMENTS   REORGANIZATION
--------------            ----------   ----------------   -----------   ---------------
Net Assets..............  $1,250,934    $2,792,609           --          $4,043,543
Net asset value per
  share.................    $9.01         $10.21             --            $10.21
Shares outstanding......   138,912        273,486         (16,404) (a)    395,994

                                              AS OF MARCH 31, 2005
                          ------------------------------------------------------------
                                      TAX-FREE SHORT &
                          TAX-FREE      INTERMEDIATE                   PRO FORMA AFTER
CLASS C SHARES            BOND FUND      BOND FUND       ADJUSTMENTS   REORGANIZATION
--------------            ---------   ----------------   -----------   ---------------
Net Assets..............  $663,544     $4,602,725           --          $5,266,269
Net asset value per
  share.................   $9.06         $10.29             --            $10.29
Shares outstanding......   73,274        447,136          (8,815) (a)    511,595

                                              AS OF MARCH 31, 2005
                         --------------------------------------------------------------
                                       TAX-FREE SHORT &
                          TAX-FREE       INTERMEDIATE                   PRO FORMA AFTER
CLASS K SHARES            BOND FUND       BOND FUND       ADJUSTMENTS   REORGANIZATION
--------------           -----------   ----------------   -----------   ---------------
Net Assets.............  $17,840,405    $154,259,260          --        $172,099,665
Net asset value per
  share................     $9.03          $10.23             --           $10.23
Shares outstanding.....   1,975,151      15,082,459       (230,880) (a)  16,826,730

                                              AS OF MARCH 31, 2005
                          ------------------------------------------------------------
                                      TAX-FREE SHORT &
                          TAX-FREE      INTERMEDIATE                   PRO FORMA AFTER
CLASS Y SHARES            BOND FUND      BOND FUND       ADJUSTMENTS   REORGANIZATION
--------------            ---------   ----------------   -----------   ---------------
Net Assets..............  $76,882       $2,817,637          --          $2,894,519
Net asset value per
  share.................  $ 9.02        $ 10.24             --          $  10.24
Shares outstanding......   8,523         275,293          (1,011) (a)     282,805

------------------------------------
(a) Adjustment to reflect the issuance of Tax-Free Short & Intermediate Bond Fund shares in exchange for shares of Tax-Free Bond Fund in connection with the proposed reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The following discussion comparing investment objectives, policies and restrictions of the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund is based upon and qualified in its entirety by the respective investment objectives, policies and restrictions sections of the prospectuses of the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund, each dated October 31, 2004, with respect to all classes of shares.

INVESTMENT OBJECTIVES OF EACH FUND

     The Tax-Free Bond Fund's investment objectives are to provide as high a level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital. The Tax-Free Short & Intermediate Bond Fund's investment objectives are to provide a competitive level of current interest income exempt from regular

Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

PRIMARY INVESTMENTS OF EACH FUND

TAX-FREE BOND FUND

     The Tax-Free Bond Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its assets in bonds. This investment strategy may not be changed without 60 days' prior notice to shareholders.

     The Tax-Free Bond Fund is also subject to a "fundamental" investment policy (which cannot be changed without shareholder approval) that requires it to invest, under normal circumstances, at least 80% of its assets in municipal obligations, the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Tax-Free Bond Fund's investments may be subject to Federal alternative minimum tax for certain investors, no such securities are included in the Tax-Free Bond Fund's 80% policy described directly above. For purposes of this Prospectus/Proxy Statement, "assets" of the Tax-Free Bond Fund mean net assets plus the amount of any borrowing for investment purposes.

     In selecting securities for the Tax-Free Bond Fund, the advisor places a premium on value and diversifies the Fund's portfolio holdings across maturities, industries and geographic locations. The Tax-Free Bond Fund may, however, invest more than 25% of its assets in municipal obligations issued by the state of Michigan and its political subdivisions.

     The Tax-Free Bond Fund invests primarily in intermediate-term and long-term municipal obligations that have remaining maturities of between three and thirty years. The Tax-Free Bond Fund's dollar-weighted average maturity will generally range between eight and twenty-two years.

     The Tax-Free Bond Fund will generally invest in municipal obligations that are rated Single A or better or, if unrated, are of comparable quality. The Tax-Free Bond Fund may also invest in similar quality taxable bonds. Cash is typically invested in money market funds that primarily hold municipal obligations.

     The Tax-Free Bond Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

TAX-FREE SHORT & INTERMEDIATE BOND FUND

     The Tax-Free Short & Intermediate Bond Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its assets in bonds. This investment strategy may not be changed without 60 days' prior notice to shareholders.

     The Tax-Free Short & Intermediate Bond Fund is also subject to a "fundamental" investment policy (which cannot be changed without shareholder approval) that requires it to invest, under normal circumstances, at least 80% of its assets in securities, the interest from which is exempt from regular Federal income tax. Investors should be aware that although certain of the Tax-Free Short & Intermediate Bond Fund's investments may be subject to the Federal alternative minimum tax for certain investors, no such securities are included in the Tax-Free Short & Intermediate Bond Fund's 80% policy described directly above. For the purposes of this prospectus, assets of the Tax-Free Short & Intermediate Bond Fund mean net assets plus the amount of any borrowing for investment purposes.

     A significant portion of the Tax-Free Short & Intermediate Bond Fund is generally invested in obligations with remaining maturities of five years or less. The remainder of the Tax-Free Short & Intermediate Bond Fund is typically invested in obligations with remaining maturities between five and ten years. The Tax-Free Short & Intermediate Bond Fund's dollar-weighted average maturity will generally range between two and six years.

     The Tax-Free Short & Intermediate Bond Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions.

     The Tax-Free Short & Intermediate Bond Fund will generally invest in municipal obligations that are rated Single A or better or, if unrated, are of comparable quality. The Tax-Free Short & Intermediate Bond Fund may also invest in similar quality taxable bonds. Cash is typically invested in money market funds that primarily hold municipal obligations.

     The Tax-Free Short & Intermediate Bond Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

PORTFOLIO INSTRUMENTS AND PRACTICES AND RISKS

PRINCIPAL INVESTMENT RISKS OF THE FUNDS

     All investments carry some degree of risk that will affect the value of the Funds' portfolio investments, their investment performance and the

Funds' price per share. As a result, you may lose money if you invest in the Funds. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Both the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund are subject to the following principal investment risks:

Credit (or Default) Risk

     An issuer of a bond may default on its payment obligations. Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond can also affect the bond's liquidity and make it more difficult for a Fund to sell.

Interest Rate Risk

     An increase in prevailing interest rates will cause bonds held by a Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by a Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Municipal Securities Risk

     The yields of municipal securities may move differently and adversely compared to yields of the overall debt securities market. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities and otherwise adversely affect the current federal or state tax status of municipal securities.

State Specific Risk

     Because a Fund may invest a significant portion of its assets in Michigan municipal securities, the Fund may be subject to additional risks compared to funds that invest more broadly in multiple states. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile manufacturing and related industries. Any downturn in these industries may adversely affect Michigan's economy.

Investment Grade Securities Risk

     Bonds are rated by national bond rating agencies. Securities rated BBB- or higher by Standard & Poor's Ratings Services ("S&P") or Fitch Ratings, Inc. ("Fitch") or Baa3 or higher by Moody's Investor Service, Inc. ("Moody's") are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Money Market Funds Risk

     As a shareholder of a money market fund, a Fund will bear its pro rata share of the money market fund's expenses, including advisory fees. These expenses are in addition to those the Fund bears in connection with its own operations. In addition, the Fund is subject to all of the risks of investment in each of the money market fund's holdings.

When-Issued Securities and Delayed Delivery Risk

     A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

FURTHER INFORMATION REGARDING THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES AND
RISKS

Investment Grade Credit Ratings

     A security is considered investment grade if, at the time of purchase, it is rated: (i) BBB- or higher by S&P; (ii) Baa3 or higher by Moody's; or (iii) BBB- or higher by Fitch. Whether or not a security is investment grade will be determined based on the lowest rating given by S&P, Moody's or Fitch.

     Fixed income and convertible securities purchased by each Fund will generally be rated at least A- by S&P or Fitch or A3 by Moody's, except that each Fund may also invest in unrated securities if MCM believes they are comparable in quality. Each Fund will invest in short-term instruments only if they (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii) if unrated, are of comparable quality.

     Although securities rated BBB- by S&P or Fitch, or Baa3 by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security's rating may be reduced. MCM will consider such an event in determining whether a Fund should continue to hold the security.

Money Market Funds

     Money market funds are investment companies that invest in short-term debt obligations. Each Fund may invest cash in money market funds that invest in the same type of obligations as the Fund. Each Fund will not invest more than 5% of its assets in any one money market fund. Although the money market funds in which a Fund will invest are not expected to generate taxable income, it is possible that they will.

Municipal Obligations

     Each Fund will normally invest at least 80% of its assets in municipal obligations. Municipal obligations may include: (i) general obligation bonds issued for various public purposes and supported by the municipal issuer's credit and taxing power; and (ii) revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility. Industrial revenue bonds depend on the credit standing of a private issuer and may be subject to the federal alternative minimum tax.

OTHER INVESTMENT STRATEGIES AND RISKS

     Further information about the Funds' other investment strategies and risks is set forth below.

Borrowing

     Money may be borrowed from banks for emergency purposes or redemptions. Each Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. For each Fund, this is a fundamental policy which can be changed only by shareholders. Borrowings by a Fund may involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, a Fund's net asset value will decline in value by proportionately more than the decline in value of the securities.

Derivatives

     Each Fund may, but is not required to, use derivative instruments. Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts.

     Each Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another) or for the purpose of remaining fully invested or maintaining liquidity. A Fund will not use derivatives for speculative purposes (taking a position in the hope of increasing return). There can be no assurance that a Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

     The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, or interest rates being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Securities Lending

     Qualified institutions may borrow portfolio securities from a Fund on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized. Each Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of each Fund's total assets (including the loan collateral). The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.

Temporary and Defensive Investing

     Each Fund may invest all or any portion of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Each Fund may invest in short-term obligations, pending investment, in order to meet redemption requests or as a defensive measure in response to adverse market or economic conditions. Each Fund may hold uninvested cash if in MCM's opinion, suitable tax-exempt securities are not available. Each Fund may also invest a portion of its assets in short-term money market instruments, the income from which is subject to Federal income tax. A Fund may not achieve its investment objective when its assets are invested in short-term obligations.

Variable and Floating Rate Instruments

     Each Fund may invest in variable and floating rate instruments, which have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when a Fund is not entitled to exercise its demand rights. As a result, a Fund could suffer a loss with respect to these instruments.

Zero Coupon Bonds

     Each Fund may invest in zero coupon bonds, which are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon bonds may require the Fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

                       PUBLICATION OF PORTFOLIO HOLDINGS

     Each Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month, on the Munder Funds website (www.munder.com) under the "All Holdings" link on the Fund's Profile Page. Each Fund may also publish other information relating to its portfolio (e.g. top ten holdings, sector information and other portfolio characteristic data) as of the end of each calendar month not earlier than 15 days after the end of such month, on the Munder Funds website (www.munder.com) on the Fund's Profile Page. The information is available on the website until it is updated for the next applicable period. A description of the Funds' policies and procedures with respect to the disclosure of information regarding the Funds' portfolio securities is available in the statement of additional information.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                            AND FINANCIAL HIGHLIGHTS

     The performance data contained in the following commentary is based on Class Y Shares of each Fund for the one-year period ended June 30, 2004. Performance of the Funds' other classes of shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

     Fund holdings are subject to change and percentages shown are based on total net assets as of June 30, 2004. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain updated holdings by calling (800) 438-5789.

TAX-FREE BOND FUND

     The Tax-Free Bond Fund earned a return of -0.80% for the year ended June 30, 2004, relative to the 1.06% return of its blended Lehman

Brothers benchmark, which is made up of an equally weighted combination of the Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes, and the 0.16% median return for the Lipper universe of general municipal debt mutual funds.

     Strategies for the Tax-Free Bond Fund are designed to provide shareholders with a high quality Fund that offers competitive but consistent returns, with careful attention paid to both returns and the potential risks involved in achieving those returns.

     This strategy, with its high quality focus, did not fare well during the past year. Non-traditional sectors of the municipal market had strong relative returns. In fact, three of these sectors, including industrial development revenue and pollution control (IDR/PCR) bonds, resource recovery bonds, and hospital-related bonds, had the highest returns in the Lehman Brothers municipal universe for the year ended June 30. We did not have holdings in these sectors, since they do not have the credit characteristics that we look for. While these non-traditional sectors had the strongest performance, they also had the lowest average quality ratings.

     The Tax-Free Bond Fund's relatively heavy weighting in Michigan municipal securities also held back relative performance. According to Lehman Brothers data, Michigan securities had weak returns relative to both the general municipal market and specialty states, including California and New York.

HYPOTHETICAL AND TOTAL RETURNS

     The following graph represents the performance of the Tax-Free Bond Fund since the inception of its oldest class of shares, Class K Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Tax-Free Bond Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

TAX-FREE BOND FUND

                                   CLASS K SHARE HYPOTHETICAL

   -----------------------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT [LINE GRAPH]

                                                                  LEHMAN 15-YEAR                                LIPPER GENERAL
                                                                  MUNICIPAL BOND         LEHMAN BLENDED      MUNICIPAL DEBT FUNDS
                                              CLASS K                 INDEX#                 INDEX#                MEDIAN**
                                              -------             --------------         --------------      --------------------
6/30/94                                        10000                  10000                  10000                  10000
                                               10000                  10000                  10000                  10000
                                               10130                  10198                  10198                  10177
                                               10168                  10231                  10232                  10203
                                               10048                  10059                  10060                  10042
                                                9946                   9860                   9856                   9847
                                                9778                   9649                   9647                   9647
                                                9965                   9887                   9885                   9883
                                               10201                  10220                  10210                  10184
                                               10464                  10557                  10542                  10480
                                               10577                  10688                  10673                  10577
                                               10583                  10693                  10678                  10579
                                               10903                  11064                  11049                  10909
6/30/95                                        10787                  10937                  10927                  10793
                                               10871                  11042                  11034                  10864
                                               10997                  11210                  11191                  10982
                                               11057                  11311                  11278                  11050
                                               11203                  11475                  11456                  11218
                                               11425                  11679                  11660                  11435
                                               11548                  11801                  11779                  11561
                                               11611                  11910                  11874                  11616
                                               11513                  11833                  11788                  11529
                                               11318                  11659                  11618                  11350
                                               11230                  11608                  11572                  11298
                                               11219                  11598                  11562                  11301
6/30/96                                        11339                  11730                  11698                  11412
                                               11437                  11854                  11815                  11516
                                               11413                  11852                  11807                  11509
                                               11544                  12006                  11979                  11673
                                               11664                  12166                  12130                  11799
                                               11886                  12419                  12380                  12005
                                               11794                  12350                  12314                  11953
                                               11804                  12395                  12341                  11952
                                               11917                  12522                  12466                  12056
                                               11700                  12346                  12286                  11900
                                               11803                  12468                  12403                  11998
                                               12009                  12668                  12603                  12169
6/30/97                                        12147                  12821                  12752                  12301
                                               12575                  13234                  13152                  12673
                                               12377                  13084                  13006                  12526
                                               12551                  13250                  13176                  12679
                                               12633                  13338                  13260                  12757
                                               12700                  13426                  13345                  12830
                                               12956                  13655                  13572                  13035
                                               13095                  13823                  13728                  13160
                                               13032                  13819                  13723                  13152
                                               13007                  13830                  13730                  13155
                                               12874                  13765                  13660                  13070
                                               13152                  14010                  13900                  13287
6/30/98                                        13173                  14072                  13958                  13332
                                               13185                  14099                  13985                  13350
                                               13437                  14345                  14228                  13559
                                               13641                  14555                  14434                  13724
                                               13577                  14536                  14414                  13675
                                               13606                  14590                  14469                  13716
                                               13630                  14645                  14512                  13740
                                               13845                  14869                  14713                  13893
                                               13689                  14749                  14608                  13801
                                               13674                  14769                  14630                  13804
                                               13707                  14821                  14674                  13837
                                               13550                  14705                  14565                  13729
6/30/99                                        13278                  14457                  14315                  13497
                                               13313                  14509                  14369                  13523
                                               13195                  14377                  14231                  13365
                                               13185                  14374                  14231                  13335
                                               13032                  14176                  14035                  13140
                                               13184                  14400                  14230                  13269
                                               13083                  14279                  14108                  13139
                                               13010                  14204                  14032                  13034
                                               13164                  14415                  14227                  13206
                                               13480                  14804                  14599                  13499
                                               13384                  14706                  14497                  13409
                                               13254                  14584                  14390                  13310
6/30/00                                        13641                  15033                  14826                  13646
                                               13841                  15233                  15045                  13828
                                               14058                  15489                  15304                  14042
                                               13938                  15398                  15209                  13955
                                               14114                  15603                  15398                  14099
                                               14218                  15727                  15522                  14192
                                               14619                  16157                  15948                  14569
                                               14801                  16276                  16083                  14668
                                               14816                  16328                  16128                  14724
                                               14945                  16474                  16278                  14849
                                               14688                  16260                  16062                  14641
                                               14837                  16432                  16243                  14801
6/30/01                                        14931                  16552                  16360                  14920
                                               15151                  16810                  16617                  15148
                                               15399                  17131                  16918                  15416
                                               15356                  17042                  16837                  15310
                                               15554                  17264                  17054                  15479
                                               15324                  17093                  16885                  15315
                                               15138                  16910                  16703                  15147
                                               15411                  17212                  17007                  15380
                                               15619                  17460                  17238                  15565
                                               15249                  17132                  16902                  15258
                                               15613                  17495                  17255                  15530
                                               15697                  17609                  17357                  15617
6/30/02                                        15884                  17822                  17557                  15774
                                               16112                  18084                  17801                  15975
                                               16288                  18317                  18030                  16146
                                               16684                  18784                  18477                  16502
                                               16348                  18420                  18130                  16161
                                               16235                  18304                  18021                  16083
                                               16611                  18730                  18425                  16450
                                               16521                  18663                  18359                  16356
                                               16788                  18992                  18663                  16605
                                               16777                  19047                  18703                  16583
                                               16908                  19207                  18858                  16714
                                               17347                  19737                  19371                  17119
6/30/03                                        17247                  19597                  19258                  17018
                                               16501                  18815                  18476                  16395
                                               16619                  18969                  18630                  16518
                                               17154                  19635                  19254                  16997
                                               17010                  19489                  19133                  16898
                                               17168                  19714                  19358                  17091
                                               17302                  19903                  19550                  17221
                                               17397                  20010                  19656                  17300
                                               17660                  20376                  20000                  17565
                                               17534                  20283                  19918                  17465
                                               17049                  19792                  19408                  17051
                                               17018                  19738                  19379                  16989
6/30/04                                        17066                  19833                  19460                  17040

------------------------------------
 # The Lehman Brothers 15-Year Municipal Bond Index is a rules-based, market-value-weighted index that measures the performance of the investment-grade, tax-exempt bond market with maturities ranging from 12-17 years. The Lehman Blended Index is a blended index made up of 1/3 Lehman Brothers 20-Year Municipal Bond Index (which includes maturities ranging from 17-22 years), 1/3 Lehman Brothers 15-Year Municipal Bond Index, and 1/3 Lehman Brothers 10-Year Municipal Bond Index (which includes maturities ranging from 8-12 years). Index since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 10/1/95, 12/1/94, 7/1/97, 7/1/94, and 8/1/94, respectively.

                                    GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION
                      --------------------------------------------------------------------------
                                                                                      LIPPER
                                                    LEHMAN          LEHMAN           GENERAL
CLASS AND              WITH         WITHOUT       15-YR. MUNI       BLENDED         MUNI DEBT
INCEPTION DATE         LOAD          LOAD           INDEX#          INDEX#        FUNDS MEDIAN**
------------------------------------------------------------------------------------------------
CLASS A
  (10/9/95)           $14,748*      $15,367         $17,534         $17,255          $15,421

CLASS B
  (12/6/94)               N/A        16,216          20,556          20,173           17,665

CLASS C
  (7/7/97)                N/A        13,215          15,470          15,260           13,852

CLASS K
  (7/5/94)                N/A        17,066          19,833          19,460           17,040

CLASS Y
  (7/21/94)               N/A        17,380          19,448          19,082           16,744

                                            AVERAGE ANNUAL TOTAL RETURNS
                      ------------------------------------------------------------------------
                        ONE         ONE         FIVE        FIVE         SINCE        SINCE
CLASS AND              YEAR         YEAR       YEARS       YEARS       INCEPTION    INCEPTION
INCEPTION DATE        W/LOAD     W/OUT LOAD    W/LOAD    W/OUT LOAD     W/LOAD      W/OUT LOAD
----------------------------------------------------------------------------------------------
CLASS A
  (10/9/95)           (4.97)%*    (1.05)%      4.31%*      5.17%         4.55%*          5.05%

CLASS B
  (12/6/94)           (6.34)%+    (1.69)%      4.02%+      4.36%           N/A           5.18%

CLASS C
  (7/7/97)            (2.71)%+    (1.78)%        N/A       4.45%           N/A           4.07%

CLASS K
  (7/5/94)                N/A     (1.05)%        N/A       5.15%           N/A           5.50%

CLASS Y
  (7/21/94)               N/A     (0.80)%        N/A       5.41%           N/A           5.72%

------------------------------------

 ** The Lipper General Municipal Debt Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper since inception comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 10/1/95, 12/1/94, 7/1/97, 7/1/94, and 8/1/94, respectively.

 * Reflects the deduction of the maximum sales charge of 4.00% for Class A
   Shares.

 + Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

TAX-FREE SHORT & INTERMEDIATE BOND FUND

     The Tax-Free Short & Intermediate Bond Fund earned a return of -0.60% for the year ended June 30, 2004, relative to the 0.56% return for a 65%/35% blend of the Lehman Brothers Municipal Short Index and Lehman Brothers Municipal Intermediate Index and the -0.14% median return for the Lipper universe of short/intermediate municipal debt mutual funds.

     Strategies for the Tax-Free Short & Intermediate Bond Fund are designed to provide shareholders with a high quality Fund that offers competitive but consistent returns, with careful attention paid to both returns and the potential risks involved in achieving those returns.

     This strategy, with its high quality focus, did not fare well during the past year. Non-traditional sectors of the municipal market had strong relative returns. In fact, three of these sectors, including industrial development revenue and pollution control (IDR/PCR) bonds, resource recovery bonds, and hospital-related bonds, had the highest returns in the Lehman Brothers municipal universe for the year ended June 30. We did not have holdings in these sectors, since they do not have the credit characteristics that we look for. While these non-traditional sectors had the strongest performance, they also had the lowest average quality ratings.

     The Tax-Free Short & Intermediate Bond Fund's relatively heavy weighting in Michigan municipal securities also held back relative performance. According to Lehman Brothers data, Michigan securities had weak returns relative to both the general municipal market and specialty states, including California and New York.

HYPOTHETICAL AND TOTAL RETURNS

     The following graph represents the performance of the oldest class of shares of the Tax-Free Short & Intermediate Bond Fund, Class K Shares, over the past ten years. The table following the line graph sets forth performance information and the growth of a hypothetical $10,000 investment for each class of shares offered by the Tax-Free Short & Intermediate Bond Fund. Differing sales charges and expenses of classes not shown in the line graph will have an effect on performance. In addition, the information contained in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of any investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

TAX-FREE SHORT & INTERMEDIATE BOND FUND

                                   CLASS K SHARE HYPOTHETICAL

   -----------------------------------------------------------------------------
                A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT (MUNDER TAX-FREE SHORT & INTERMEDIATE BOND CHART)

                                                                                                                    LIPPER
                                                                 LEHMAN MUNICIPAL                             SHORT/INTERMEDIATE
                                                               INTERMEDIATE - SHORT     LEHMAN BROTHERS      MUNICIPAL DEBT FUNDS
PERIOD                                        CLASS K                 INDEX#             BLENDED INDEX#            MEDIAN**
------                                        -------          --------------------     ---------------      --------------------
6/30/94                                        10000                  10000                  10000                  10000
                                               10099                  10124                  10105                  10088
                                               10142                  10170                  10146                  10121
                                               10059                  10092                  10092                  10078
                                                9966                  10013                  10036                  10032
                                                9834                   9907                   9969                   9963
                                                9977                  10024                  10056                  10030
                                               10136                  10179                  10177                  10126
                                               10350                  10370                  10332                  10244
                                               10438                  10477                  10433                  10315
                                               10462                  10507                  10467                  10352
                                               10692                  10747                  10670                  10491
6/30/95                                        10697                  10745                  10680                  10498
                                               10805                  10876                  10801                  10569
                                               10894                  10989                  10899                  10652
                                               10896                  11028                  10935                  10687
                                               10961                  11110                  11004                  10746
                                               11061                  11217                  11094                  10826
                                               11107                  11273                  11147                  10875
                                               11206                  11376                  11241                  10956
                                               11168                  11350                  11227                  10943
                                               11057                  11267                  11168                  10881
                                               11050                  11276                  11168                  10874
                                               11033                  11269                  11168                  10876
6/30/96                                        11092                  11347                  11241                  10926
                                               11171                  11431                  11316                  10997
                                               11165                  11441                  11329                  11003
                                               11245                  11533                  11413                  11070
                                               11327                  11640                  11508                  11151
                                               11473                  11802                  11650                  11261
                                               11443                  11780                  11636                  11254
                                               11469                  11826                  11682                  11286
                                               11552                  11910                  11758                  11354
                                               11402                  11789                  11657                  11276
                                               11440                  11848                  11712                  11315
                                               11568                  11981                  11834                  11411
6/30/97                                        11651                  12077                  11920                  11493
                                               11868                  12300                  12115                  11648
                                               11793                  12238                  12065                  11603
                                               11899                  12350                  12167                  11690
                                               11948                  12414                  12228                  11738
                                               11974                  12455                  12267                  11775
                                               12086                  12578                  12375                  11864
                                               12193                  12687                  12477                  11942
                                               12197                  12706                  12498                  11955
                                               12188                  12715                  12511                  11966
                                               12119                  12668                  12472                  11918
                                               12261                  12821                  12613                  12046
6/30/98                                        12327                  12863                  12656                  12083
                                               12360                  12905                  12697                  12111
                                               12505                  13067                  12846                  12247
                                               12627                  13198                  12963                  12349
                                               12647                  13237                  13008                  12371
                                               12674                  13269                  13039                  12390
                                               12697                  13305                  13073                  12435
                                               12836                  13455                  13212                  12545
                                               12799                  13426                  13196                  12515
                                               12798                  13431                  13204                  12514
                                               12827                  13469                  13241                  12544
                                               12767                  13426                  13207                  12509
6/30/99                                        12555                  13285                  13085                  12382
                                               12620                  13362                  13157                  12442
                                               12609                  13356                  13158                  12418
                                               12639                  13404                  13206                  12448
                                               12606                  13376                  13186                  12416
                                               12668                  13455                  13258                  12480
                                               12631                  13420                  13229                  12450
                                               12611                  13419                  13235                  12427
                                               12649                  13471                  13283                  12465
                                               12746                  13602                  13399                  12564
                                               12718                  13580                  13384                  12540
                                               12698                  13569                  13379                  12520
6/30/00                                        12892                  13804                  13594                  12712
                                               13009                  13945                  13725                  12828
                                               13128                  14088                  13857                  12941
                                               13105                  14069                  13844                  12931
                                               13185                  14169                  13937                  13004
                                               13225                  14231                  13997                  13047
                                               13435                  14450                  14196                  13240
                                               13651                  14671                  14410                  13401
                                               13675                  14705                  14449                  13439
                                               13764                  14814                  14553                  13530
                                               13697                  14735                  14493                  13465
                                               13803                  14881                  14632                  13579
6/30/01                                        13861                  14953                  14701                  13647
                                               13983                  15104                  14838                  13763
                                               14134                  15292                  15011                  13912
                                               14199                  15329                  15058                  13944
                                               14295                  15459                  15175                  14030
                                               14175                  15347                  15084                  13930
                                               14111                  15271                  15030                  13869
                                               14314                  15507                  15248                  14040
                                               14433                  15669                  15393                  14158
                                               14161                  15383                  15130                  13940
                                               14437                  15686                  15405                  14165
                                               14496                  15773                  15491                  14231
6/30/02                                        14650                  15934                  15640                  14357
                                               14772                  16095                  15784                  14479
                                               14875                  16247                  15916                  14581
                                               15033                  16479                  16107                  14738
                                               14908                  16303                  15966                  14611
                                               14874                  16260                  15942                  14587
                                               15100                  16551                  16202                  14810
                                               15098                  16546                  16213                  14807
                                               15231                  16727                  16362                  14944
                                               15201                  16715                  16347                  14919
                                               15254                  16794                  16413                  14982
                                               15452                  17077                  16639                  15178
6/30/03                                        15413                  17030                  16604                  15146
                                               15127                  16640                  16305                  14869
                                               15194                  16749                  16402                  14940
                                               15478                  17141                  16731                  15205
                                               15387                  17050                  16649                  15144
                                               15431                  17136                  16711                  15191
                                               15498                  17230                  16783                  15233
                                               15516                  17304                  16850                  15284
                                               15682                  17519                  17032                  15420
                                               15602                  17433                  16965                  15355
                                               15324                  17114                  16706                  15138
                                               15277                  17071                  16657                  15084
6/30/04                                        15284                  17119                  16699                  15099

------------------------------------
 # The Lehman Brothers Municipal Intermediate-Short Index (formerly known as the
   Lehman Brothers Mutual Fund Intermediate-Short Municipal Index) is a total return benchmark that includes investment-grade, tax-exempt municipal bonds with at least $5 million outstanding that were issued in deals of at least $50 million and that have maturities between one and ten years. The Lehman Blended Index is a blended index made up of 65% Lehman Brothers Municipal Short Index and 35% Lehman Brothers Municipal Intermediate Index. The Municipal Short Index includes only maturities between one and five years. The Municipal Intermediate Index includes only maturities between five and ten years. Index comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 6/1/96, 7/1/98, 7/1/94, and 7/1/94, respectively.

                                        GROWTH OF A $10,000 INVESTMENT(1)
                        -----------------------------------------------------------------
                                              LEHMAN MUNI    LEHMAN     LIPPER SHORT/INT.
CLASS AND                WITH      WITHOUT     INT-SHORT     BLENDED        MUNI DEBT
INCEPTION DATE           LOAD       LOAD        INDEX#       INDEX#      FUNDS MEDIAN**
-----------------------------------------------------------------------------------------
CLASS A
  (11/30/92)            $14,689*   $15,298      $17,119      $16,699         $15,099
CLASS B
  (5/16/96)                 N/A     13,041       15,192       14,952          13,882
CLASS C
  (7/8/98)                  N/A     11,947       13,308       13,195          12,496
CLASS K
  (2/9/87)                  N/A     15,284       17,119       16,699          15,099
CLASS Y
  (12/17/92)                N/A     15,672       17,119       16,699          15,099

                                              AVERAGE ANNUAL TOTAL RETURNS
                       ---------------------------------------------------------------------------
                                   ONE              FIVE              TEN                  SINCE
                         ONE      YEAR      FIVE    YEARS    TEN     YEARS     SINCE     INCEPTION
CLASS AND               YEAR      W/OUT    YEARS    W/OUT   YEARS    W/OUT   INCEPTION     W/OUT
INCEPTION DATE         W/LOAD     LOAD     W/LOAD   LOAD    W/LOAD   LOAD     W/LOAD       LOAD
--------------------------------------------------------------------------------------------------
CLASS A
  (11/30/92)           (4.68)%*  (0.75)%   3.17%*   4.03%   3.92%*   4.34%     3.82%*      4.18%
CLASS B
  (5/16/96)            (6.32)%+  (1.49)%   2.88%+   3.24%     N/A      N/A       N/A       3.32%
CLASS C
  (7/8/98)             (2.54)%+  (1.57)%     N/A    3.23%     N/A      N/A       N/A       3.02%
CLASS K
  (2/9/87)                 N/A   (0.84)%     N/A    4.01%     N/A    4.33%       N/A       4.92%
CLASS Y
  (12/17/92)               N/A   (0.60)%     N/A    4.28%     N/A    4.60%       N/A       4.41%

------------------------------------

(1) Amounts represent the growth of a $10,000 investment over the past ten years or since inception, whichever period is shorter.

*   Reflects the deduction of the maximum sales charge of 4.00% for Class A
    Shares.

+ Based on the declining contingent deferred sales charge (CDSC) schedule described in the prospectus.

** The Lipper Short/Intermediate Municipal Debt Funds Median represents the median performance of a universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. Lipper comparative returns for Class A, Class B, Class C, Class K, and Class Y Shares of the Fund are as of 7/1/94, 6/1/96, 7/1/98, 7/1/94, and 7/1/94, respectively.

FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand each Fund's financial performance of the past 5 and one half years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of a Fund (assuming reinvestment of all dividends and distributions). For periods ending on June 30, this information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Funds' financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 2004 has not been audited and is included in the semi-annual reports of the Funds and is also incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Funds' most recent annual and semi-annual reports. You also may obtain the annual and semi-annual reports and Statement of Additional Information without charge by calling (800) 438-5789.

                                                  TAX-FREE BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        A SHARES      A SHARES     A SHARES     A SHARES     A SHARES     A SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $ 9.90        $10.66       $10.46       $10.28       $ 9.79       $10.02
                         ------        ------       ------       ------       ------       ------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income      0.11          0.35         0.36         0.40         0.41         0.41
Net realized and
 unrealized
 gain/(loss) on
 investments               0.36         (0.45)        0.51         0.25         0.49        (0.14)
                         ------        ------       ------       ------       ------       ------
Total from investment
 operations                0.47         (0.10)        0.87         0.65         0.90         0.27
                         ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income        (0.11)        (0.38)       (0.36)       (0.40)       (0.41)       (0.42)
Distributions from
 net realized gains       (1.12)        (0.28)       (0.31)       (0.07)          --        (0.08)
                         ------        ------       ------       ------       ------       ------
Total distributions       (1.23)        (0.66)       (0.67)       (0.47)       (0.41)       (0.50)
                         ------        ------       ------       ------       ------       ------
Net asset value, end
 of period               $ 9.14        $ 9.90       $10.66       $10.46       $10.28       $ 9.79
                         ======        ======       ======       ======       ======       ======
TOTAL RETURN (B)           4.80%        (1.05)%       8.59%        6.48%        9.35%        2.83%
                         ======        ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 year (in 000's)         $3,581        $5,326       $4,907       $4,324       $2,529       $1,873
Ratio of operating
 expenses to average
 net assets                1.59%(e)      1.11%(d)     1.25%        0.95%        1.01%        1.00%
Ratio of net
 investment income to
 average net assets        2.30%(e)      3.46%(d)     3.41%        3.83%        4.05%        4.26%
Portfolio turnover
 rate                        10%           16%           4%          17%          19%           6%
Ratio of operating
 expenses to average
 net assets without
 expense waivers           1.59%(e)      1.11%(d)     1.25%        0.95%        1.01%        1.00%

------------------------------------
(a) The Munder Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on October 9, 1995 and December 6, 1994, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Ratios include credits received related to sub-transfer agent arrangements. Had the credits not been received, the ratios of operating expenses to average net assets, net investment income to average net assets and operating expenses to average net assets without expenses waivers for Class A Shares would have been 1.30%, 3.27% and 1.30%, respectively, and for Class B Shares would have been 2.05%, 2.52% and 2.05%, respectively.
(e) Annualized.

                                                  TAX-FREE BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        B SHARES      B SHARES     B SHARES     B SHARES     B SHARES     B SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $ 9.88        $10.63       $10.44       $10.27       $ 9.77       $10.02
                         ------        ------       ------       ------       ------       ------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income      0.08          0.28         0.28         0.32         0.34         0.34
Net realized and
 unrealized
 gain/(loss) on
 investments               0.36         (0.45)        0.51         0.25         0.50        (0.16)
                         ------        ------       ------       ------       ------       ------
Total from investment
 operations                0.44         (0.17)        0.79         0.57         0.84         0.18
                         ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income        (0.08)        (0.30)       (0.29)       (0.33)       (0.34)       (0.35)
Distributions from
 net realized gains       (1.12)        (0.28)       (0.31)       (0.07)          --        (0.08)
                         ------        ------       ------       ------       ------       ------
Total distributions       (1.20)        (0.58)       (0.60)       (0.40)       (0.34)       (0.43)
                         ------        ------       ------       ------       ------       ------
Net asset value, end
 of period               $ 9.12        $ 9.88       $10.63       $10.44       $10.27       $ 9.77
                         ======        ======       ======       ======       ======       ======
TOTAL RETURN (B)           4.43%        (1.69)%       7.70%        5.62%        8.66%        1.87%
                         ======        ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 year (in 000's)         $1,418        $1,903       $3,463       $3,300       $2,645       $  964
Ratio of operating
 expenses to average
 net assets                2.34%(e)      1.86%(d)     2.00%        1.70%        1.76%        1.75%
Ratio of net
 investment income to
 average net assets        1.55%(e)      2.71%(d)     2.66%        3.08%        3.30%        3.51%
Portfolio turnover
 rate                        10%           16%           4%          17%          19%           6%
Ratio of operating
 expenses to average
 net assets without
 expense waivers           2.34%(e)      1.86%(d)     2.00%        1.70%        1.76%        1.75%

------------------------------------
(a) The Munder Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on October 9, 1995 and December 6, 1994, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Ratios include credits received related to sub-transfer agent arrangements. Had the credits not been received, the ratios of operating expenses to average net assets, net investment income to average net assets and operating expenses to average net assets without expenses waivers for Class A Shares would have been 1.30%, 3.27% and 1.30%, respectively, and for Class B Shares would have been 2.05%, 2.52% and 2.05%, respectively.
(e) Annualized.

                                                  TAX-FREE BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        C SHARES      C SHARES     C SHARES     C SHARES     C SHARES     C SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $ 9.92        $10.68       $10.48       $10.31       $ 9.80       $10.01
                         ------        ------       ------       ------       ------       ------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income      0.08          0.28         0.28         0.32         0.34         0.34
Net realized and
 unrealized
 gain/(loss) on
 investments               0.37         (0.46)        0.52         0.25         0.51        (0.12)
                         ------        ------       ------       ------       ------       ------
Total from investment
 operations                0.45         (0.18)        0.80         0.57         0.85         0.22
                         ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income        (0.08)        (0.30)       (0.29)       (0.33)       (0.34)       (0.35)
Distributions from
 net realized gains       (1.12)        (0.28)       (0.31)       (0.07)          --        (0.08)
                         ------        ------       ------       ------       ------       ------
Total distributions       (1.20)        (0.58)       (0.60)       (0.40)       (0.34)       (0.43)
                         ------        ------       ------       ------       ------       ------
Net asset value, end
 of period               $ 9.17        $ 9.92       $10.68       $10.48       $10.31       $ 9.80
                         ======        ======       ======       ======       ======       ======
TOTAL RETURN (B)           4.51%        (1.78)%       7.76%        5.60%        8.73%        2.28%
                         ======        ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 year (in 000's)         $  663        $  673       $  656       $  656       $  678       $  207
Ratio of operating
 expenses to average
 net assets                2.34%(e)      1.86%(d)     2.00%        1.70%        1.76%        1.75%
Ratio of net
 investment income to
 average net assets        1.55%(e)      2.71%(d)     2.66%        3.08%        3.30%        3.51%
Portfolio turnover
 rate                        10%           16%           4%          17%          19%           6%
Ratio of operating
 expenses to average
 net assets without
 expense waivers           2.34%(e)      1.86%(d)     2.00%        1.70%        1.76%        1.75%

------------------------------------
(a) The Munder Tax-Free Bond Fund Class C Shares and Class K Shares commenced operations on July 7, 1997 and July 5, 1994, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Ratios include credits received related to sub-transfer agent arrangements. Had the credits not been received, the ratios of operating expenses to average net assets, net investment income to average net assets and operating expenses to average net assets without expenses waivers for Class C Shares would have been 2.05%, 2.52% and 2.05%, respectively, and for Class K Shares would have been 1.30%, 3.27% and 1.30%, respectively.
(e) Annualized.

                                                  TAX-FREE BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        K SHARES      K SHARES     K SHARES     K SHARES     K SHARES     K SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $  9.90      $ 10.66      $ 10.46      $  10.29     $   9.79     $  10.03
                         -------      -------      -------      --------     --------     --------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income       0.09         0.36         0.36          0.40         0.41         0.41
Net realized and
 unrealized
 gain/(loss) on
 investments                0.39        (0.46)        0.51          0.24         0.50        (0.15)
                         -------      -------      -------      --------     --------     --------
Total from investment
 operations                 0.48        (0.10)        0.87          0.64         0.91         0.26
                         -------      -------      -------      --------     --------     --------
LESS DISTRIBUTIONS:
Dividends from net
 investment income         (0.11)       (0.38)       (0.36)        (0.40)       (0.41)       (0.42)
Distributions from
 net realized gains        (1.12)       (0.28)       (0.31)        (0.07)          --        (0.08)
                         -------      -------      -------      --------     --------     --------
Total distributions        (1.23)       (0.66)       (0.67)        (0.47)       (0.41)       (0.50)
                         -------      -------      -------      --------     --------     --------
Net asset value, end
 of period               $  9.15      $  9.90      $ 10.66      $  10.46     $  10.29     $   9.79
                         =======      =======      =======      ========     ========     ========
TOTAL RETURN (B)            4.91%       (1.05)%       8.58%         6.38%        9.45%        2.73%
                         =======      =======      =======      ========     ========     ========
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 year (in 000's)         $19,192      $26,936      $78,292      $100,635     $122,217     $134,676
Ratio of operating
 expenses to average
 net assets                 1.59%(e)     1.11%(d)     1.25%         0.95%        1.01%        1.00%
Ratio of net
 investment income to
 average net assets         2.30%(e)     3.46%(d)     3.41%         3.83%        4.05%        4.26%
Portfolio turnover
 rate                         10%          16%           4%           17%          19%           6%
Ratio of operating
 expenses to average
 net assets without
 expense waivers            1.59%(e)     1.11%(d)     1.25%         0.95%        1.01%        1.00%

------------------------------------
(a) The Munder Tax-Free Bond Fund Class C Shares and Class K Shares commenced operations on July 7, 1997 and July 5, 1994, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Ratios include credits received related to sub-transfer agent arrangements. Had the credits not been received, the ratios of operating expenses to average net assets, net investment income to average net assets and operating expenses to average net assets without expenses waivers for Class C Shares would have been 2.05%, 2.52% and 2.05%, respectively, and for Class K Shares would have been 1.30%, 3.27% and 1.30%, respectively.
(e) Annualized.

                                                  TAX-FREE BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        Y SHARES      Y SHARES     Y SHARES     Y SHARES     Y SHARES     Y SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $ 9.89        $10.65       $10.45       $10.28       $ 9.78       $10.02
                         ------        ------       ------       ------       ------       ------
INCOME FROM
 INVESTMENT
 OPERATIONS:
Net investment income      0.13          0.38         0.38         0.42         0.43         0.44
Net realized and
 unrealized
 gain/(loss) on
 investments               0.37         (0.46)        0.52         0.25         0.51        (0.16)
                         ------        ------       ------       ------       ------       ------
Total from investment
 operations                0.50         (0.08)        0.90         0.67         0.94         0.28
                         ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income        (0.13)        (0.40)       (0.39)       (0.43)       (0.44)       (0.44)
Distributions from
 net realized gains       (1.12)        (0.28)       (0.31)       (0.07)          --        (0.08)
                         ------        ------       ------       ------       ------       ------
Total distributions       (1.25)        (0.68)       (0.70)       (0.50)       (0.44)       (0.52)
                         ------        ------       ------       ------       ------       ------
Net asset value, end
 of period               $ 9.14        $ 9.89       $10.65       $10.45       $10.28       $ 9.78
                         ======        ======       ======       ======       ======       ======
TOTAL RETURN (B)           5.05%        (0.80)%       8.87%        6.64%        9.74%        2.98%
                         ======        ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 year (in 000's)         $  107        $  112       $  229       $  208       $  370       $2,381
Ratio of operating
 expenses to average
 net assets                1.34%(e)      0.86%(d)     1.00%        0.70%        0.76%        0.75%
Ratio of net
 investment income to
 average net assets        2.55%(e)      3.71%(d)     3.66%        4.08%        4.30%        4.51%
Portfolio turnover
 rate                        10%           16%           4%          17%          19%           6%
Ratio of operating
 expenses to average
 net assets without
 expense waivers           1.34%(e)      0.86%(d)     1.00%        0.70%        0.76%        0.75%

------------------------------------
(a) The Munder Tax-Free Bond Fund Class Y Shares commenced operations on July 21, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Per share numbers have been calculated using the average shares method.
(d) Ratios include credits received related to sub-transfer agent arrangements. Had the credits not been received, the ratios of operating expenses to average net assets, net investment income to average net assets and operating expenses to average net assets without expenses waivers would have been 1.05%, 3.52% and 1.05%, respectively.
(e) Annualized.

                                       TAX-FREE SHORT & INTERMEDIATE BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        A SHARES      A SHARES     A SHARES     A SHARES     A SHARES     A SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $ 10.32      $ 10.67      $ 10.54       $10.40       $10.05       $10.22
                         -------      -------      -------       ------       ------       ------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income       0.14         0.27         0.33         0.37         0.39         0.38
Net realized and
 unrealized
 gain/(loss) on
 investments                0.09        (0.35)        0.22         0.20         0.35        (0.12)
                         -------      -------      -------       ------       ------       ------
Total from investment
 operations                 0.23        (0.08)        0.55         0.57         0.74         0.26
                         -------      -------      -------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income         (0.14)       (0.27)       (0.33)       (0.37)       (0.39)       (0.38)
Distributions from
 net realized gains           --        (0.00)(d)    (0.09)       (0.06)          --        (0.05)
                         -------      -------      -------       ------       ------       ------
Total distributions        (0.14)       (0.27)       (0.42)       (0.43)       (0.39)       (0.43)
                         -------      -------      -------       ------       ------       ------
Net asset value, end
 of period               $ 10.41      $ 10.32      $ 10.67       $10.54       $10.40       $10.05
                         =======      =======      =======       ======       ======       ======
TOTAL RETURN (B)            2.19%       (0.75)%       5.29%        5.60%        7.51%        2.68%
                         =======      =======      =======       ======       ======       ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)       $10,900      $13,414      $28,980       $8,207       $5,899       $5,745
Ratio of operating
 expenses to average
 net assets                 1.05%(e)     1.04%        1.02%        0.94%        0.97%        0.97%
Ratio of net
 investment income to
 average net assets         2.58%(e)     2.52%        3.11%        3.55%        3.79%        3.75%
Portfolio turnover
 rate                          6%          23%          15%          10%          23%          15%
Ratio of operating
 expenses to average
 net assets without
 expense waivers            1.05%(e)     1.04%        1.02%        0.94%        0.97%        0.97%

------------------------------------
(a) The Munder Tax-Free Short & Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and May 16, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Amount represents less than $0.01 per share.
(e) Annualized.

                                       TAX-FREE SHORT & INTERMEDIATE BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        B SHARES      B SHARES     B SHARES     B SHARES     B SHARES     B SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $10.30        $10.65       $10.53       $10.38       $10.03       $10.21
                         ------        ------       ------       ------       ------       ------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income      0.10          0.19         0.25         0.29         0.31         0.30
Net realized and
 unrealized
 gain/(loss) on
 investments               0.09         (0.35)        0.21         0.22         0.36        (0.12)
                         ------        ------       ------       ------       ------       ------
Total from investment
 operations                0.19         (0.16)        0.46         0.51         0.67         0.18
                         ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income        (0.10)        (0.19)       (0.25)       (0.30)       (0.32)       (0.31)
Distributions from
 net realized gains          --         (0.00)(d)    (0.09)       (0.06)          --        (0.05)
                         ------        ------       ------       ------       ------       ------
Total distributions       (0.10)        (0.19)       (0.34)       (0.36)       (0.32)       (0.36)
                         ------        ------       ------       ------       ------       ------
Net asset value, end
 of period               $10.39        $10.30       $10.65       $10.53       $10.38       $10.03
                         ======        ======       ======       ======       ======       ======
TOTAL RETURN (B)           1.81%        (1.49)%       4.41%        4.91%        6.72%        1.82%
                         ======        ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)       $3,238        $4,005       $5,926       $3,401       $1,987       $1,377
Ratio of operating
 expenses to average
 net assets                1.80%(e)      1.79%        1.77%        1.69%        1.72%        1.72%
Ratio of net
 investment income to
 average net assets        1.83%(e)      1.77%        2.36%        2.80%        3.04%        3.00%
Portfolio turnover
 rate                         6%           23%          15%          10%          23%          15%
Ratio of operating
 expenses to average
 net assets without
 expense waivers           1.80%(e)      1.79%        1.77%        1.69%        1.72%        1.72%

------------------------------------
(a) The Munder Tax-Free Short & Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and May 16, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Amount represents less than $0.01 per share.
(e) Annualized.

                                       TAX-FREE SHORT & INTERMEDIATE BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        C SHARES      C SHARES     C SHARES     C SHARES     C SHARES     C SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $10.38        $10.74       $10.61       $10.46       $10.10       $10.28
                         ------        ------       ------       ------       ------       ------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income      0.10          0.19         0.25         0.29         0.32         0.30
Net realized and
 unrealized
 gain/(loss) on
 investments               0.10         (0.36)        0.22         0.22         0.36        (0.12)
                         ------        ------       ------       ------       ------       ------
Total from investment
 operations                0.20         (0.17)        0.47         0.51         0.68         0.18
                         ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income        (0.10)        (0.19)       (0.25)       (0.30)       (0.32)       (0.31)
Distributions from
 net realized gains          --         (0.00)(d)    (0.09)       (0.06)          --        (0.05)
                         ------        ------       ------       ------       ------       ------
Total distributions       (0.10)        (0.19)       (0.34)       (0.36)       (0.32)       (0.36)
                         ------        ------       ------       ------       ------       ------
Net asset value, end
 of period               $10.48        $10.38       $10.74       $10.61       $10.46       $10.10
                         ======        ======       ======       ======       ======       ======
TOTAL RETURN (B)           1.89%        (1.57)%       4.48%        4.88%        6.78%        1.81%
                         ======        ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)       $4,912        $7,136       $8,313       $2,197       $  302       $  248
Ratio of operating
 expenses to average
 net assets                1.80%(e)      1.79%        1.77%        1.69%        1.72%        1.72%
Ratio of net
 investment income to
 average net assets        1.83%(e)      1.77%        2.36%        2.80%        3.04%        3.00%
Portfolio turnover
 rate                         6%           23%          15%          10%          23%          15%
Ratio of operating
 expenses to average
 net assets without
 expense waivers           1.80%(e)      1.79%        1.77%        1.69%        1.72%        1.72%

------------------------------------
(a) The Munder Tax-Free Short & Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on July 8, 1998 and February 9, 1987, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Amount represents less than $0.01 per share.
(e) Annualized.

                                               TAX-FREE SHORT & INTERMEDIATE BOND FUND (A)
                       -------------------------------------------------------------------------------------------
                         PERIOD
                          ENDED            YEAR            YEAR            YEAR            YEAR            YEAR
                       12/31/04(C)        ENDED           ENDED           ENDED           ENDED           ENDED
                       (UNAUDITED)      6/30/04(C)      6/30/03(C)      6/30/02(C)      6/30/01(C)      6/30/00(C)
                        K SHARES         K SHARES        K SHARES        K SHARES        K SHARES        K SHARES
                       -----------      ----------      ----------      ----------      ----------      ----------
Net asset value,
 beginning of period    $  10.31         $  10.67        $  10.55        $  10.40        $  10.05        $  10.22
                        --------         --------        --------        --------        --------        --------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income       0.14             0.27            0.33            0.37            0.39            0.38
Net realized and
 unrealized
 gain/(loss) on
 investments                0.10            (0.36)           0.21            0.21            0.35           (0.12)
                        --------         --------        --------        --------        --------        --------
Total from investment
 operations                 0.24            (0.09)           0.54            0.58            0.74            0.26
                        --------         --------        --------        --------        --------        --------
LESS DISTRIBUTIONS:
Dividends from net
 investment income         (0.14)           (0.27)          (0.33)          (0.37)          (0.39)          (0.38)
Distributions from
 net realized gains           --            (0.00)(d)       (0.09)          (0.06)             --           (0.05)
                        --------         --------        --------        --------        --------        --------
Total distributions        (0.14)           (0.27)          (0.42)          (0.43)          (0.39)          (0.43)
                        --------         --------        --------        --------        --------        --------
Net asset value, end
 of period              $  10.41         $  10.31        $  10.67        $  10.55        $  10.40        $  10.05
                        ========         ========        ========        ========        ========        ========
TOTAL RETURN (B)            2.29%           (0.84)%          5.19%           5.70%           7.51%           2.68%
                        ========         ========        ========        ========        ========        ========
RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)      $164,376         $173,952        $148,315        $152,770        $171,009        $201,005
Ratio of operating
 expenses to average
 net assets                 1.05%(e)         1.04%           1.02%           0.94%           0.97%           0.97%
Ratio of net
 investment income to
 average net assets         2.58%(e)         2.52%           3.11%           3.55%           3.79%           3.75%
Portfolio turnover
 rate                          6%              23%             15%             10%             23%             15%
Ratio of operating
 expenses to average
 net assets without
 expense waivers            1.05%(e)         1.04%           1.02%           0.94%           0.97%           0.97%

------------------------------------
(a) The Munder Tax-Free Short & Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on July 8, 1998 and February 9, 1987, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Per share numbers have been calculated using the average shares method.
(d) Amount represents less than $0.01 per share.
(e) Annualized.

                                       TAX-FREE SHORT & INTERMEDIATE BOND FUND (A)
                       ----------------------------------------------------------------------------
                         PERIOD
                          ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                       12/31/04(C)     ENDED        ENDED        ENDED        ENDED        ENDED
                       (UNAUDITED)   6/30/04(C)   6/30/03(C)   6/30/02(C)   6/30/01(C)   6/30/00(C)
                        Y SHARES      Y SHARES     Y SHARES     Y SHARES     Y SHARES     Y SHARES
                       -----------   ----------   ----------   ----------   ----------   ----------
Net asset value,
 beginning of period     $10.32        $10.68       $10.55       $10.41       $10.06       $10.22
                         ------        ------       ------       ------       ------       ------
INCOME/(LOSS) FROM
 INVESTMENT
 OPERATIONS:
Net investment income      0.15          0.29         0.36         0.40         0.41         0.40
Net realized and
 unrealized
 gain/(loss) on
 investments               0.10         (0.35)        0.22         0.20         0.36        (0.10)
                         ------        ------       ------       ------       ------       ------
Total from investment
 operations                0.25         (0.06)        0.58         0.60         0.77         0.30
                         ------        ------       ------       ------       ------       ------
LESS DISTRIBUTIONS:
Dividends from net
 investment income        (0.15)        (0.30)       (0.36)       (0.40)       (0.42)       (0.41)
Distributions from
 net realized gains          --         (0.00)(d)    (0.09)       (0.06)          --        (0.05)
                         ------        ------       ------       ------       ------       ------
Total distributions       (0.15)        (0.30)       (0.45)       (0.46)       (0.42)       (0.46)
                         ------        ------       ------       ------       ------       ------
Net asset value, end
 of period               $10.42        $10.32       $10.68       $10.55       $10.41       $10.06
                         ======        ======       ======       ======       ======       ======
TOTAL RETURN (B)           2.42%        (0.60)%       5.55%        5.86%        7.77%        3.04%
                         ======        ======       ======       ======       ======       ======
RATIOS TO AVERAGE NET
 ASSETS/ SUPPLEMENTAL
 DATA:
Net assets, end of
 period (in 000's)       $2,877        $2,777       $2,615       $2,923       $3,309       $6,867
Ratio of operating
 expenses to average
 net assets                0.80%(e)      0.79%        0.77%        0.69%        0.72%        0.72%
Ratio of net
 investment income to
 average net assets        2.83%(e)      2.77%        3.36%        3.80%        4.04%        4.00%
Portfolio turnover
 rate                         6%           23%          15%          10%          23%          15%
Ratio of operating
 expenses to average
 net assets without
 expense waivers           0.80%(e)      0.79%        0.77%        0.69%        0.72%        0.72%

------------------------------------
(a) The Munder Tax-Free Short & Intermediate Bond Fund Class Y Shares commenced operations on December 17, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Per share numbers have been calculated using the average shares method.
(d) Amount represents less than $0.01 per share.
(e) Annualized.

                   HOW TO PURCHASE, SELL AND EXCHANGE SHARES

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class A, Class B & Class C Shares

     All investors are eligible to purchase Class A, Class B or Class C shares.

Class K Shares

     Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers will normally be the holders of record of Fund shares and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers. The Funds may refuse purchase orders from ineligible investors who select Class K shares. Alternatively, ineligible investors may be issued Class A shares.

Class Y Shares

     Only the following investors may purchase Class Y shares:

     - institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisors, broker-dealers and other financial intermediaries acting for their own accounts or for the accounts of their clients);

     - directors, trustees, officers and employees of the Munder Funds or MCM;

     - MCM's investment advisory clients; and

     - family members of employees of MCM.

     The Funds may refuse purchase orders from ineligible investors who select Class Y shares. Alternatively, ineligible investors may be issued Class A shares.

METHODS FOR PURCHASING SHARES

     Investors may purchase Fund shares through one of the following means:

Through a Broker, Financial Intermediary and/or Financial Institution

     Any broker, financial intermediary or other financial institution authorized by the Munder Funds or the Funds' distributor can sell you shares of the Funds. Please note that brokers, financial intermediaries or other financial institutions may charge you fees in connection with purchases of shares. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

By Mail

     For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

          The Munder Funds
          P.O. Box 9701
          Providence, RI 02940

     or by overnight delivery to:

          The Munder Funds
          101 Sabin Street
          Pawtucket, RI 02860

     You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

     You must also specify the class of shares being purchased on your Account Application. If the class is not specified, or if you are not eligible to purchase the class you have selected, your purchase may be refused or you may be invested in Class A shares.

     For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check for the amount of your investment to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

     For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below.

     To obtain an Account Application, your account number or more information, call (800) 438-5789.

          Wire Instructions
          Bank ABA/Routing #: 031000053
          Bank Account Number: 8606905396
          Bank Account Name: The Munder Funds
          RFB: (Fund Name and Class)
          OBI: (Your Name and Acct #)

     You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer

     For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed and you must not decline your electronic funds transfer purchase privilege. Once your account has been established you can make investments by electronic funds transfer ("EFT").

     For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT. To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com. Please note that EFT transactions usually require two days to complete.

Through the Automatic Investment Plan ("AIP")

     Under an AIP you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days' written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

     - Name;

     - Date of birth (for individuals);

     - Residential or business street address (although post office boxes are still permitted for mailing); and

     - Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

     Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

     After an account is opened, we may restrict your ability to purchase additional shares of a Fund until your identity is verified. We also may close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value ("NAV") next calculated after the account is closed (less any applicable CDSC). In addition, you will not be entitled to recoup from the Funds any sales charges paid in connection with your purchase of Fund shares.

Investment Minimums (Class A, B & C Shares)

     The minimum initial investment for Class A, Class B and Class C shares is $2,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for all types of Individual Retirement Accounts ("IRAs"), Education Savings Accounts ("ESAs"), 403(b), Uniform Gifts to Minor Act ("UGMA") and Uniform Transfers to Minors Act ("UTMA") accounts is $500 per Fund. Subsequent investments of less than $50 per Fund for all account types may be refused. If you use the AIP, the minimum initial and subsequent investment per Fund is $50.

     Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services or through certain retirement plans.

     We reserve the right to waive any investment minimum if the Funds determine that doing so would result in a benefit to Fund shareholders. If you wish to invest more than $100,000, you should purchase Class A or Class C shares.

Investment Minimums (Class K Shares)

     There is no minimum initial or subsequent investment for Class K shares.

Investment Minimums (Class Y Shares)

     The minimum initial investment by institutional investors is $1 million. Other eligible investors are not subject to any minimum. Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services or through certain retirement plans. There is no minimum for subsequent investments by any investor in Class Y shares.

     We reserve the right to waive any investment minimum.

Accounts Below Minimums

     If your investment in Class A, Class B or Class C shares of a Fund does not meet the applicable account minimum, or you cease AIP contributions before reaching the applicable account minimum, you may increase your balance to that level (either by a single investment or through the AIP) or that Fund account may be charged a quarterly servicing fee of $6.

     Exemptions from this fee apply to accounts held through brokers, financial intermediaries and other financial institutions that hold shares in street name or omnibus positions or through registered securities clearing agents. In addition, we reserve the right, in our sole discretion, to waive the imposition of this fee.

     We further reserve the right, upon 30 days' advance written notice, to redeem your Class A, Class B or Class C shares account (and forward the redemption proceeds to you) if its value is below the applicable minimum or to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice. A CDSC may be applied if we redeem your account.

Timing of Orders

     Purchase orders must be received by the Funds or an authorized agent of the Funds (such as the Funds' distributor or transfer agent, authorized dealer or third-party administrator, or other authorized financial intermediary) before the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time) to receive that day's NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

     Shareholders may redeem Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

     Contact your broker, financial intermediary or other financial institution for more information.

By Mail

     You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration;
(4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below).

     All redemption requests should be sent to:

          The Munder Funds
          P.O. Box 9701
          Providence, RI 02940

     or by overnight delivery to:

          The Munder Funds
          101 Sabin Street
          Pawtucket, RI 02860

     For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

     For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

     If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving $50,000 or less per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

     The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day's closing share price.

     You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

     If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal Identification Number
(PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

     As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day's closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

     You may not make internet redemptions from an IRA, ESA or 403(b) account.

Through the Systematic Withdrawal Plan ("SWP")

     If you have an account value of $5,000 or more in a Fund, you may redeem Class A, Class B or Class C shares on a monthly or quarterly basis. For IRA or 403(b) accounts, you may make redemptions on a monthly, quarterly or annual basis. In either case, the minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in a SWP by completing the Systematic Withdrawal Plan Form available through the Funds. You may change or cancel a SWP at any time upon notice to the Funds. If you pay a sales charge on the purchase of Class A shares, you should not participate in a SWP. In addition, any applicable CDSC will be charged upon redemption of Class A, Class B or Class C shares.

By Writing a Check

     Free checkwriting is available to Class A and Class Y shareholders of the Funds who complete a Checkwriting Authorization Form and return it to us. Checks that are written in amounts less than $500 may be refused. You may not close a Fund account by writing a check. We may change or terminate this program on 30 days' advance written notice to you.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

     In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

     If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to the new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Medallion Signature Guarantee

     For your protection, a medallion signature guarantee is required for the following Class A, Class B and Class C redemption requests:

     - redemption proceeds greater than $50,000;

     - redemption proceeds not being made payable to the record owner of the account;

     - redemption proceeds not being mailed to the address of record on the account;

     - redemption proceeds being mailed to address of record that has changed within the last 30 days;

     - if the redemption proceeds are being transferred to another Munder Fund account with a different registration;

     - change in ownership or registration of the account; or

     - changes to banking information without a voided check being supplied.

     We reserve the right to require a medallion signature guarantee for other types of redemption requests, including Class K or Class Y share redemptions. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

     Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

Redemption Difficulties

     During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

EXCHANGE INFORMATION

METHODS FOR EXCHANGING SHARES

     Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

     Contact your broker, financial intermediary or other financial institution for more information.

By Mail

     You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration.

     All exchange requests should be sent to:

          The Munder Funds
          P.O. Box 9701
          Providence, RI 02940

     or by overnight delivery to:

          The Munder Funds
          101 Sabin Street
          Pawtucket, RI 02860

By Telephone

     If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

     The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day's closing share price.

By Internet

     If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number
(PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789. The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day's closing share price.

POLICIES FOR EXCHANGING SHARES

     - You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

     - If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

     - Class A shares of a money market fund that (1) were acquired through the use of the exchange privilege and (2) can be traced back to a purchase of one or more Munder Funds for which a sales charge was paid, may be exchanged for Class A shares of a Fund at NAV.

     - Class A, Class B and Class C shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange. Any Class C or II shares of a Fund you held on October 31, 2003 (the date on which such shares were converted and/or reclassified as Class C shares of the Fund) that can be traced back to a purchase of Class II shares will be subject to a one-year CDSC period (calculated from the time of purchase of the Class II shares) rather than the eighteen-month CDSC period that applied at the time of the original purchase of the Class II shares.

     - You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

     - A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

     - Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

     - Brokers or financial intermediaries may charge you a fee for handling exchanges.

     - We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

ADDITIONAL POLICIES FOR PURCHASES, EXCHANGES AND REDEMPTIONS

     - We consider purchase, exchange or redemption orders to be in "proper form" when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

     - We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

     - At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

     - We may delay sending redemption proceeds for up to seven days, or longer if permitted by the SEC.

     - To limit the Funds' expenses, we no longer issue share certificates.

     - We may temporarily stop redeeming shares if: (i) the NYSE is closed; (ii) trading on the NYSE is restricted; (iii) an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or (iv) the SEC orders the Fund to suspend redemptions.

     - We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, MCM, the Funds' distributor nor the Funds' transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

     - If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial intermediary or other financial institution, account activity will be detailed in their statements to you. Brokers, financial intermediaries and other financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

     - Brokers and other financial intermediaries may charge their customers a processing or servicing fee in connection with the purchase or redemption of Fund shares.

     - Normally we send redemption amounts to you on the next business day (but not more than seven business days) after we receive your request in proper form, except as described below in the case of shares purchased by check.

     - We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

SHAREHOLDER PRIVILEGES

REINSTATEMENT PRIVILEGE

     For 60 days after you sell Class A, Class B or Class C shares of any Munder Fund, you may reinvest your redemption proceeds in Class A shares of any Munder Fund at net asset value (without paying a sales charge). You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or your financial intermediary must notify the Funds at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

     The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund's shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund's shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities.

     The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable. The Munder Funds' policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund's prospectus, will be assessed against those redemption proceeds.

     The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of "round trip" exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

     Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds' ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. (However, there is no guarantee that this goal will be achieved.) Finally, it is important to recognize that "market timing" and "excessive trading" are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

APPLICABLE SALES CHARGE

FRONT-END SALES CHARGE -- CLASS A SHARES

     You can purchase Class A shares at the offering price, which is the NAV plus an initial sales charge. Shares purchased through reinvestment of distributions are not subject to a sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

                                            SALES CHARGE AS A
                                              PERCENTAGE OF:
                                       ----------------------------
                                       OFFERING PRICE    NET AMOUNT
AMOUNT OF PURCHASE                           %           INVESTED %
------------------                     --------------    ----------
Less than $100,000                          4.00            4.17
$100,000 but less than $250,000             3.00            3.09
$250,000 but less than $500,000             2.00            2.04
$500,000 but less than $1,000,000           1.25            1.27
$1,000,000 or more                          None*           None*

------------------------------------
* No initial sales charge applies on investments of $1 million or more; however, a CDSC of 1% is imposed on certain redemptions within one year of purchase.

SALES CHARGE WAIVERS AND REDUCTIONS -- CLASS A SHARES

General

     We will waive the initial sales charge on Class A shares for the following types of purchasers:

     1. individuals with an investment account or relationship with the Fund's investment advisor;

     2. full-time employees and retired employees of the Fund's investment advisor or its affiliates, employees of the Fund's service providers and immediate family members of such persons;

     3. registered broker-dealers or financial intermediaries that have entered into selling agreements with the Fund's distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives or full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

     4. certain qualified employee benefit plans and employer-sponsored retirement plans;

     5. individuals who reinvest distributions from a qualified retirement plan managed by the Fund's investment advisor;

     6. individuals who reinvest the proceeds of redemptions from Class K or Class Y shares of another Munder Fund within 60 days of redemption;

     7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers); and

     8. fee-based financial intermediaries or employee benefit plan consultants acting for the accounts of their clients.

     For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions

     You may qualify for reduced sales charges in the following cases:

Letter of Intent

     If, over a 13-month period, you intend to purchase Class A shares of one or more Munder Funds that, in the aggregate, will total over $25,000, we will apply a sales charge to each of your purchases based on the aggregate level of investment. Sales charge reductions for Munder equity funds (except the Munder Index 500 Fund) begin when aggregate investments exceed $25,000. For the Munder Index 500 Fund and all other Munder Funds, sales charge reductions begin when aggregate investments exceed $100,000.

     To qualify, you must complete the Letter of Intent section of your Account Application or contact your broker or financial intermediary. By doing so, you indicate your non-binding intent to invest a certain amount over a 13-month period. Any sales charge on Class A shares you purchase during the 13 months will then be based on the total amount specified in your Letter of Intent. You can apply any investments you made in Class A shares in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds that you have a Letter of Intent each time you make an investment.

     Although you are not obligated to purchase the amount specified in your Letter of Intent, if you purchase less than the amount specified, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds will hold such amount in escrow. The Funds will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

Right of Accumulation

     For purposes of calculating the sales charge applicable at the time of a Class A shares purchase, you may add to the amount of the purchase the market value of any Class A shares of non-money market Munder Funds already owned by you, your spouse, your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary. When calculating the sales charge, you may also combine purchases of Class A shares of non-money market Munder Funds that are made by you, your spouse and your children under age 21, or any trust for which any of the foregoing is the grantor, trustee or beneficiary.

     If you purchase shares directly from the Munder Funds, you should notify us to ensure you receive the proper reduction. If you purchase shares through a broker or other financial intermediary, you should consult with your broker or financial intermediary prior to making a purchase.

Additional Information

     In order to obtain a sales charge reduction under a Letter of Intent or Right of Accumulation, you may need to inform the Funds or your broker or other financial intermediary at the time of purchase of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load reduction. You also may need to provide the Funds or your broker or other financial intermediary information such as account statements in order to verify your eligibility for the sales load reduction. This may include, if applicable, information or records regarding:

     - shares of the Munder Fund(s) held in all accounts you may have at your broker or another financial intermediary; and

     - shares of the Munder Fund(s) held at any financial intermediary by related parties of the shareholder, such as your spouse or minor children.

     For further information on sales charge reductions, call (800) 438-5789.

CDSCS

     You are subject to a CDSC when you redeem:

     - Class A shares purchased within one year of redemption as part of an investment of $1 million or more if a sales commission was paid at the time of investment;

     - Class B shares within six years of buying them; or

     - Class C shares within one year of buying them.

     These time periods include the time you held Class A, Class B, Class C or Class II shares of another Munder Fund which you may have exchanged for Class A, Class B or Class C shares of a Fund.

     The CDSC is calculated based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to a CDSC.

     The CDSC for Class A shares and Class C shares, if applicable, is 1.00%. The CDSC schedule for Class B shares is set forth below.

YEAR SINCE
PURCHASED                      CDSC
----------                     -----
First                          5.00%
Second                         4.00%
Third                          3.00%
Fourth                         3.00%
Fifth                          2.00%
Sixth                          1.00%
Seventh and thereafter         0.00%

     If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

     For example, assume an investor purchased 1,000 shares at $10 per share (for a total cost of $10,000). Three years later, assume the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, i.e., 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

CDSC WAIVERS

     We will waive any otherwise applicable CDSC payable upon redemptions of Class B or Class C shares for:

     - redemptions made within one year after the death or permanent disability (as defined by the Social Security Administration) of a named owner in the account registration;

     - minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2; and

     - (Class B shares only) redemptions through a Systematic Withdrawal Plan
       (SWP) of up to 10% per year of an account's NAV. For example, if your balance at the time a SWP is established is $10,000, you may establish a $100 monthly or $250 quarterly (or $1,000 annual for IRA or 403(b) accounts) SWP without being subject to CDSCs for the year. For more information about enrolling in a SWP, please see "Redemption
       Information -- Methods for Redeeming Shares."

     Other waivers of the CDSC on Class B or Class C shares may apply. Please see the Fund's Statement of Additional Information, which is available upon request free of charge by calling (800) 438-5789.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

     The Funds have a Combined Distribution and Service Plan with respect to each Fund's Class A, Class B, Class C and Class K shares. The Plan allows a Fund to pay distribution and other fees for the sale of its Class A, Class B and Class C shares and for services provided to shareholders of its Class A, Class B, Class C and Class K shares.

     Payments made under the Plan by Class A, Class B and Class C shares, but not payments made under the Plan by Class K shares, are made pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund may pay up to 0.25% of the average daily net assets of its Class A, Class B, Class C and Class K shares to pay for certain shareholder services provided by institutions that have agreements with the Fund or the Fund's service providers to provide such services. A Fund may also pay up to 0.75% of the average daily net assets of its Class B and Class C shares to finance activities relating to the distribution of those shares.

     Because the fees are paid out of a Fund's assets attributable to its Class A, Class B, Class C and Class K shares, on an ongoing basis, over time these fees will increase the cost of an investment in the Class A, Class B, Class C or Class K shares of the Fund and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

     In addition to paying fees under the Funds' Combined Distribution and Service Plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of MCM (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

     MCM or the distributor for the Funds, out of their own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or noncash compensation to intermediaries who sell shares of the Funds, including affiliates of MCM. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees), service fees and other fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to shareholders of the Funds. MCM or the distributor for the Funds may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of the shares sold.

     In addition, while the Funds' distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Funds' distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read "Additional Compensation Paid to Intermediaries" in the Statement of Additional Information, which is available upon request free of charge by calling (800) 438-5789.

     From time to time, MCM or the distributor for the Funds may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

     Each Fund's NAV is calculated each day on which the NYSE is open. The NAV per share is the value of a single Fund share. Each Fund calculates NAV separately for each class of its shares. NAV is calculated by:

     1. taking the current value of the Fund's total assets allocated to a particular class of shares,

     2. subtracting the liabilities and expenses charged to that class, and

     3. dividing that amount by the total number of shares of that class outstanding.

     Each Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV of each Fund is generally based on the current market value of the securities held in the Fund.

     If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Trustees of the Funds. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's NAV. As a result, a Fund's sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders. The procedures established by the Board of Trustees for each Fund to fair value the Fund's securities contemplate that MCM will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund's securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees of the Fund at the next regularly scheduled quarterly meeting of the Board.

     Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

     Trading in foreign securities may be completed at times that vary from the closing of the NYSE. Each Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign currency exchange rates are generally determined as of the close of trading on the London Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at those rates. Because foreign markets may be open at different times and on different days than the NYSE, the value of each Fund's shares may change on days when shareholders are not able to buy or sell their shares.

     Occasionally, events that affect the value of each Fund's portfolio securities may occur between the time the principal market for the Fund's foreign securities closes and the closing of the NYSE. If MCM believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the Fund's Board of Trustees. Each Fund may also fair value its foreign securities when a particular foreign market is closed but the Fund is open. This policy is intended to assure each Fund's NAV appropriately reflects securities' values at the time of pricing.

DISTRIBUTIONS

     As a shareholder of a Fund, you are entitled to your share of that Fund's net income and capital gains on its investments. A Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

     A Fund declares and pays dividend distributions, if any, monthly. A Fund distributes its net realized capital gains, if any, at least annually.

     It is possible that a Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares. A Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

     Investments in a Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information, which is available upon request free of charge by calling (800) 438-5789. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

     A Fund is designed to provide investors with current tax-exempt income. In order for a Fund to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of tax-exempt municipal obligations (the Fund expects to do so). Also exempt-interest dividends are exempt from regular federal income tax, they may be subject to the alternative minimum tax. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. A Fund expects that a portion of its dividend distributions will be subject to federal income tax. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

     Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions (other than exempt-interest dividends) and short-term capital gains generally will be taxed as ordinary income. Because all or nearly all of a Fund's income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares. Recently enacted legislation generally provides for a maximum tax rate of 15% on long-term gains from sales made by a Fund.

     Taxable distributions are generally taxable to you in the tax year in which they are paid with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

     Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year a Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES AND EXCHANGES

     If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you may, subject to certain restrictions, recognize a taxable loss on the sale of shares of a Fund.

OTHER CONSIDERATIONS

     If you buy shares of a Fund just before a Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a distribution, which may be taxable. If you have not provided complete, correct taxpayer information, by law, a Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc.:

By telephone: (800) 438-5789
By mail:
  The Munder Funds
  P.O. Box 9701
  Providence, RI 02940

By overnight delivery:
  The Munder Funds
  101 Sabin Street
  Pawtucket, RI 02860

For other inquiries or complaints:

By telephone: (800) 468-6337
By mail:
  The Munder Funds
  Attn: Secretary
  480 Pierce St.
  Birmingham, MI 48009

By e-mail:
  fundcontact@munder.com.

                      INFORMATION ABOUT MANAGEMENT OF THE
                           TAX-FREE BOND FUND AND THE
                    TAX-FREE SHORT & INTERMEDIATE BOND FUND

INVESTMENT ADVISOR

     Founded in 1985, Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of both the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund. As of December 31, 2004, MCM had approximately $37.8 billion in assets under management, of which $19.2 billion were invested in equity securities, $9.6 billion were invested in money market or other short-term instruments, $8.3 billion were invested in other fixed income securities and $0.7 billion were invested in balanced investments.

     MCM provides overall investment management for the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund, provides research and credit analysis concerning the Funds' portfolio securities and is responsible for all purchases and sales of portfolio securities. During the fiscal year ended June 30, 2004, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund as follows:

Tax-Free Bond Fund..............   0.50%
Tax-Free Short & Intermediate
  Bond Fund.....................   0.50%

PORTFOLIO MANAGERS

     Each of the Tax-Free Bond Fund and the Munder Tax-Free Short & Intermediate Bond Fund are co-managed by Roger A. Soderstrom and Adam C. Thayer. Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the Statement of Additional Information.

ROGER A. SODERSTROM -- SENIOR PORTFOLIO MANAGER

     Mr. Soderstrom has co-managed the Munder Tax-Free Bond Fund and the Munder Tax-Free Short & Intermediate Bond Fund since joining MCM in 1997. His other responsibilities include overseeing the trading of tax-exempt fixed income securities and managing taxable client portfolios.

ADAM C. THAYER, CFA -- ASSISTANT PORTFOLIO MANAGER

     Mr. Thayer has co-managed the Munder Tax-Free Bond Fund and the Munder Tax-Free Short & Intermediate Bond Fund since joining MCM in July of 2000. Adam assists in trading and managing fixed income securities for tax-exempt Comerica Trust Accounts as well as taxable client portfolios. Prior to joining MCM, Adam worked as a financial planning analyst for American Express Financial Advisors and traded equities at Olde Discount Corporation.

                        ADDITIONAL INFORMATION ABOUT THE
                           TAX-FREE BOND FUND AND THE
                    TAX-FREE SHORT & INTERMEDIATE BOND FUND

     Information about the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund is included in (i) the Prospectus of the Tax-Free Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated October 31, 2004, as supplemented on February 3, 2005 and May 18, 2005; (ii) the Prospectus of the Tax-Free Short & Intermediate Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated October 31, 2004, as supplemented on February 3, 2005; (iii) the Statement of Additional Information for the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund dated October 31, 2004, as supplemented on November 22, 2004, January 25, 2005, February 3, 2005, April 15, 2005 and May 18, 2005; (iv) the Annual Report for the Tax-Free Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated June 30, 2004; (v) the Semi-Annual Report for the Tax-Free Bond Fund (Class A,

Class B, Class C, Class K and Class Y shares) dated December 31, 2004; (vi) the Annual Report for the Tax-Free Short & Intermediate Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated June 30, 2004; and (vii) the Semi-Annual Report for the Tax-Free Short & Intermediate Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) dated December 31, 2004. Copies of these documents, the Statement of Additional Information related to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the Tax-Free Bond Fund or the Tax-Free Short & Intermediate Bond Fund at the telephone number or by writing to the Funds at the address listed for the Funds on the cover page of this Proxy Statement/Prospectus.

     Both the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549 and at the Midwest Regional Office of the SEC, 500 West Madison Street, Suite 1400, Chicago, IL 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549 at prescribed rates.

                                 OTHER BUSINESS

     The Board does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

                               VOTING INFORMATION

     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Tax-Free Bond Fund on or about June
  , 2005. Only shareholders of record as of the close of business on the Record Date, June 20, 2005, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

     A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of the Trust at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

PROXY SOLICITATION

     Proxies are solicited by mail. Additional solicitations may be made by telephone, e-mail or other personal contact by officers or employees of MCM and its affiliates or by proxy soliciting firms retained by MCM. In addition, MCM may reimburse persons holding shares in their names or names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners. The cost of the solicitation will be borne by MCM.

     As the meeting date approaches, a shareholder of the Tax-Free Bond Fund may receive a call from a representative of MCM if the Fund has not yet received its vote. Authorization to permit MCM to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Tax-Free Bond Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Tax-Free Bond Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, the MCM representative is required to ask the shareholder for the shareholder's full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

     If the shareholder solicited agrees with the information provided to MCM by the Tax-Free Bond Fund, the MCM representative has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder's instructions on each proposal. The

MCM representative, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/ Prospectus. MCM will record the shareholder's instructions on the card.

     Within 72 hours, MCM will send the shareholder a letter to confirm the shareholder's vote and asking the shareholder to call MCM immediately if the shareholder's instructions are not correctly reflected in the confirmation.

QUORUM

     The holders of thirty-three and one-third percent (33 1/3%) of the shares of the Tax-Free Bond Fund that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

VOTE REQUIRED

     Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the Tax-Free Bond Fund, with all classes voting together and not by class. The vote of a majority of the outstanding voting securities means the vote (i) of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) of more than 50% of the outstanding voting securities of the Tax-Free Bond Fund, whichever is less. Shareholders of the Tax-Free Bond Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES"

     For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Notwithstanding the foregoing, broker non-votes will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting. Accordingly, abstentions and broker non-votes will effectively be a vote against

Proposal 1, for which the required vote is a percentage of the outstanding voting securities and will have no effect on a vote for adjournment.

ADJOURNMENTS

     In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders. As stated above, broker non-votes will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting.

SHARE INFORMATION

     The chart below lists the number of shares of each class of the Tax-Free Bond Fund that were outstanding as of the close of business on the Record Date:

                       SHARES OUTSTANDING ON RECORD DATE

 CLASS                TAX-FREE BOND FUND
 Class A
 Class B
 Class C
 Class K
 Class Y

     On June 20, 2005, to the knowledge of the Trust, the following shareholders owned, either beneficially or of record, 5% or more of the outstanding shares of the Funds:

                                  NAME AND ADDRESS           TYPE OF    PERCENTAGE
     NAME OF FUND                     OF OWNER              OWNERSHIP     OF FUND


     [As of the Record Date, each of the Trustees and executive officers owned individually, and owned collectively as a group less than 1% of the outstanding shares of the Tax-Free Bond Fund.]

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25 percent of the voting securities of a company is presumed to "control" such company. [Under this definition, Comerica Bank and its affiliates may be deemed to be controlling persons of the Tax-Free Bond Fund.]

     [As of June 20, 2005, Comerica Bank, the parent company of MCM, held of
record approximately      % and      % of the outstanding shares of the Tax-Free
Bond Fund and the Tax-Free Short & Intermediate Bond Fund, respectively, as agent or trustee for its customers.] [In addition, as of June 20, 2005, Comerica Bank held on behalf of its customers investment and/or voting power with respect to a majority of the outstanding shares of the Tax-Free Bond Fund.] Comerica Bank's economic interest in such shares, which are primarily held for the benefit of its customers, is less than 1%.

     [The Trust has been advised by Comerica Bank that Comerica Bank intends to exercise its discretion to vote all shares over which it has voting power in a manner consistent with its fiduciary responsibilities. Comerica Bank has also advised the Trust that it intends to vote all shares over which it has voting
power, including as agent or trustee for its customers, [     ]
each proposal. If Comerica Bank casts its votes in favor of each proposal, the proposals will be approved by a majority of the outstanding shares of the Tax-Free Bond Fund.]

     The votes of the shareholders of the Tax-Free Short & Intermediate Bond Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

                                 LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of the Tax-Free Short & Intermediate Bond Fund will be passed upon by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

     THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENT INCLUDING THE SALE OF ALL OF THE ASSETS OF THE TAX-FREE BOND FUND TO THE TAX-FREE SHORT & INTERMEDIATE BOND FUND, THE TERMINATION OF THE TAX-FREE BOND FUND AND THE DISTRIBUTION OF SHARES OF THE TAX-FREE SHORT & INTERMEDIATE BOND FUND TO SHAREHOLDERS OF THE TAX-FREE BOND FUND, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

                                   EXHIBIT A

                              MUNDER SERIES TRUST

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 17th day of May, 2005, by Munder Series Trust, a Delaware statutory trust ("Trust"), with its principal place of business at 480 Pierce Street, Birmingham, Michigan 48009, on behalf of the Munder Tax-Free Short & Intermediate Bond Fund ("Acquiring Fund"), a separate series of the Trust, and the Munder Tax-Free Bond Fund ("Acquired Fund"), also a separate series of the Trust.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code"). The reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of Class A, Class B, Class C, Class K and Class Y shares of the Acquiring Fund ("Acquiring Fund Shares") corresponding to the classes of outstanding shares of beneficial interest of the Acquired Fund ("Acquired Fund Shares"), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of the Trust, a registered investment company classified as a management company of the open-end type, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Trustees of the Trust have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Trustees of the Trust also have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of the property and assets of the Acquired Fund, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each corresponding class of Acquired Fund Shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date").

     1.2. The property and assets of the Trust attributable to the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property and assets, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, "Assets"). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the

Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

     1.3. The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain (after reduction for any available capital loss carryover), if any, for the current taxable year through the Closing Date.

     1.4. Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, the Trust, on behalf of the Acquired Fund, shall (a) distribute to the Acquired Fund's shareholders of record with respect to each class of its shares as of the Closing as defined in paragraph
3.1 ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 and (b) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be so credited to Class A, Class B, Class C, Class K and Class Y Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares in connection with the Reorganization.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent, as defined in paragraph 3.3.

     1.6. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   VALUATION

     2.1. The value of the Assets shall be the value of such Assets as of the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund and valuation procedures established by the Trust's Board of Trustees.

     2.2. The net asset value of each Class A, Class B, Class C, Class K and Class Y Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Trust's Board of Trustees.

     2.3. The number of the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class K and Class Y Acquired Fund Shares, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a corresponding Acquiring Fund Share, determined in accordance with paragraph 2.2.

     2.4. All computations of value shall be made by State Street Bank and Trust Company, in its capacity as sub-administrator for the Trust, and shall be subject to confirmation by the Trust's administrator.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be August 12, 2005, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust.

     3.2. The Trust shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund ("Custodian"), to deliver to the Trust at the Closing a certificate of an authorized officer of the Custodian stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and
(ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund, as the Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 Act"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

     3.3. The Trust shall direct PFPC, Inc., in its capacity as transfer agent for the Trust ("Transfer Agent"), to deliver to the Trust at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class K and Class Y shares owned by each such shareholder immediately prior to the Closing. The Secretary of the Trust shall confirm that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and
(b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing the Trust shall execute such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as necessary to effect the Reorganization.

     3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. Except as has been fully disclosed to the Acquiring Fund prior to the date of this Agreement in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

          (a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust's Declaration of Trust, as amended from time to time ("Declaration"), to own all of its Assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Class A, Class B, Class C, Class K and Class Y Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the

Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act and state securities laws;

          (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Valuation Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets of the Acquired Fund and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

          (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

          (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

          (h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust's knowledge, threatened against the Trust, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at June 30, 2004 have been audited by Ernst & Young LLP, independent registered public accounting firm and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (j) Since June 30, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness other than in the ordinary course in accordance with the Acquired Fund's investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

          (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best knowledge of the Trust, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income (computed without regard to any deduction for dividends paid) and net capital gain (after reduction for any available capital loss carryover) for the period ending on the Closing Date;

          (m) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph
3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares;

          (n) The execution, delivery and performance of this Agreement and the transactions contemplated herein have been duly authorized by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

          (p) The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.5, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph
(p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

     4.2. Except as has been fully disclosed to the Acquired Fund prior to the date of this Agreement in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

          (a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, with power under the Trust's Declaration to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares under the 1933 Act, is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

          (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, with respect to the Acquiring Fund or any of the Acquiring Fund's properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

          (g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at June 30, 2004 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (h) Since June 30, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness other than in the ordinary course in accordance with the Acquiring Fund's investment restrictions. For purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

          (i) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (j) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code;

          (k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

          (l) The execution, delivery and performance of this Agreement and the transactions contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (m) The Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

          (n) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

          (o) The Proxy Statement to be included in the Registration Statement referred to in paragraph 5.5 (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2. The Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Fund covenants that the Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.5. The Trust, on behalf of the Acquired Fund, will prepare and file a Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 ("Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act. The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement

     5.6. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.7. The Trust, on behalf of the Acquired Fund, shall execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as may be necessary or desirable in order to (1) vest in and confirm (a) the title and possession of the Trust, on behalf of the Acquired Fund, of the Acquiring Fund Shares to be delivered hereunder and (b) the title and possession of the Trust, on behalf of the Acquiring Fund, of all the Assets and (2) otherwise to carry out the intent and purpose of this Agreement.

     5.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

     6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

     6.4. The number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

     7.3. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer and dated as of the Closing Date to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

     7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

     7.5. The number of full and fractional Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued in connection with the Reorganization shall have been calculated in accordance with paragraph 1.1; and

     7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the Trust may, at its option, refuse to consummate the transactions contemplated by this Agreement:

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Declaration and By-Laws, applicable Delaware law and the

1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.1;

     8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5. The Trust shall have received the opinion of counsel to the Trust addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to the Trust of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not consummate such transactions contemplated by the Agreement if this condition is not satisfied.

9.   INDEMNIFICATION

     9.1. The Trust, out of the Acquiring Fund's assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquiring Fund is not in violation of any applicable law.

     9.2. The Trust, out of the Acquired Fund's assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that such indemnification by the Acquired Fund is not in violation of any applicable law.

10. BROKERAGE FEES AND EXPENSES

     10.1. The Trust, on behalf of the Acquiring Fund and on behalf of the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2. The expenses relating to the proposed Reorganization will be borne solely by Munder Capital Management and its affiliates. No such expenses shall be borne by the Acquired Fund or the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. The Trust has not made any representation, warranty or covenant, on behalf of either the Acquired Fund or the Acquiring Fund, not set forth herein, and this Agreement constitutes the entire agreement between the Acquiring Fund and Acquired Fund with respect to the Reorganization.

     11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12. TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust's Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement inadvisable.

13. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Class A, Class B, Class C, Class K and Class Y Acquiring Fund Shares to be issued to the Class A, Class B, Class C, Class K and Class Y Acquired Fund Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

14. HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

                                    MUNDER SERIES TRUST,
                                    ON BEHALF OF ITS

                                    MUNDER TAX-FREE BOND FUND

                                    BY:    /s/ Stephen J. Shenkenberg
                                           -------------------------------------

                                    TITLE: VICE PRESIDENT
                                              ----------------------------------

                                    MUNDER SERIES TRUST,
                                    ON BEHALF OF ITS

                                    MUNDER TAX-FREE SHORT &
                                    INTERMEDIATE BOND FUND

                                    BY:       /s/ Peter K. Hoglund
                                           -------------------------------------

                                    TITLE: VICE PRESIDENT
                                              ----------------------------------

                                    WITH RESPECT TO SECTION 10.2 OF
                                    THIS AGREEMENT, ACCEPTED AND
                                    ACKNOWLEDGED BY:

                                    MUNDER CAPITAL
                                    MANAGEMENT

                                    BY:     /s/ Mary Ann C. Shumaker
                                           -------------------------------------

                                    TITLE: ASSISTANT SECRETARY
                                              ----------------------------------

                                     PART B

                              MUNDER SERIES TRUST

                 MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND
------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                                 JUNE   , 2005
------------------------------------------------------------------------------

-----------------------------------------------------------------------
    Acquisition of the Assets and      By and in Exchange for Shares of
    Liabilities of Munder Tax-Free     Munder Tax-Free Short &
    Bond Fund                          Intermediate Bond Fund
    ("Tax-Free Bond Fund") (a series   ("Tax-Free Short & Intermediate
    of Munder Series Trust)            Bond Fund")
    480 Pierce Street,                 (a series of Munder Series
    Birmingham, MI 48009               Trust)
                                       480 Pierce Street,
                                       Birmingham, MI 48009
-----------------------------------------------------------------------

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/
Prospectus dated June   , 2005, relating specifically to the proposed transfer
of all of the assets of the Tax-Free Bond Fund to the Tax-Free Short & Intermediate Bond Fund and the assumption of all the liabilities of the Tax-Free Bond Fund in exchange for shares of the Tax-Free Short & Intermediate Bond Fund having an aggregate value equal to those of the Tax-Free Bond Fund ("Reorganization"). To obtain a copy of the Proxy Statement/Prospectus, please write to MUNDER SERIES TRUST, 480 Pierce Street, Birmingham, MI 48009 or call
(800) 468-6337. The Reorganization will be pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information incorporates by reference the following described documents, each of which accompanies this Statement of Additional Information:

          (1) The Statement of Additional Information of Munder Series Trust dated October 31, 2004, as supplemented November 22, 2004, January 25, 2005, February 3, 2005 and April 15, 2005 (previously filed on EDGAR, Accession No: 0001193125-04-180747); and

          (2) Annual Report to Shareholders of Tax-Free Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) for the fiscal year ended June 30, 2004 (previously filed on EDGAR, Accession
          No: 0000950124-04-004180); and

          (3) Semi-Annual Report to Shareholders of Tax-Free Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) for the period ended December 31, 2004 (previously filed on EDGAR, Accession No:
          0000950124-05-001276); and

          (4) Annual Report to Shareholders of Tax-Free Short & Intermediate Bond Fund (Class A, Class B, Class C, Class K, Class R and Class Y shares) for the year ended June 30, 2004 (previously filed on EDGAR, Accession No: 0000950124-04-004180); and

          (5) Semi-Annual Report to Shareholders of Tax-Free Short & Intermediate Bond Fund (Class A, Class B, Class C, Class K and Class Y shares) for the period ended December 31, 2004 (previously filed on EDGAR, Accession No: 0000950124-05-001276); and

          (6) Pro forma financial statements of the Tax-Free Bond Fund and the Tax-Free Short & Intermediate Bond Fund giving effect to the proposed Reorganization described in the Proxy Statement/Prospectus as of December 31, 2004.

                         PRO FORMA FINANCIAL STATEMENTS

     Shown below are unaudited pro forma financial statements for the combined Tax-Free Short & Intermediate Bond Fund, assuming the Reorganization, as more
fully described in the combined Proxy Statement/ Prospectus dated June   , 2005,
had been consummated as of December 31, 2004. We have estimated these pro forma numbers in good faith, based on information contained in the Semi-Annual Reports for the period ended December 31, 2004 for each class of shares of each Fund, with certain adjustments to reflect subsequent events that have had an impact on the level of the fees and expenses of the Funds, including:

          (i) the full annual impact of a new fee arrangement with the Funds' transfer agent that became effective October 1, 2004; and

          (ii) the full annual impact of a new Trustee fee arrangement that became effective October 1, 2004.

     Additional information regarding the performance of the Funds is contained in "Management's Discussion of Fund Performance and Financial Highlights" in the Proxy Statement/Prospectus.

     In each case, the first table presents pro forma Statements of Assets and Liabilities for the combined Tax-Free Short & Intermediate Bond Fund. The second table presents pro forma Statements of Operations for the combined Tax-Free Short & Intermediate Bond Fund. The third table presents a pro forma Portfolio of Investments for the combined Tax-Free Short & Intermediate Bond Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

                              MUNDER SERIES TRUST
                 MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND

            PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004
                                  (UNAUDITED)

                                            MUNDER
                                           TAX-FREE                                      PRO
                                           SHORT &        MUNDER                        FORMA
                                         INTERMEDIATE    TAX-FREE                      COMBINED
                                          BOND FUND      BOND FUND    ADJUSTMENTS      (NOTE 1)
                                         ------------    ---------    -----------      --------
ASSETS
 Investments, at value (see
   accompanying schedule)..............  $184,196,513   $24,736,001    $      --     $208,932,514
 Interest receivable...................     2,293,967       255,359           --        2,549,326
 Dividends receivable..................         3,818           705           --            4,523
 Receivable for Fund shares sold.......       181,886        50,000           --          231,886
 Prepaid expenses and other assets.....        38,009        26,097           --           64,106
                                         ------------   -----------    ---------     ------------
     Total Assets......................   186,714,193    25,068,162           --      211,782,355
                                         ------------   -----------    ---------     ------------
LIABILITIES
 Payable for Fund shares redeemed......       257,841        12,070           --          269,911
 Trustees' fees and expenses payable...        23,168        21,995           --           45,163
 Shareholder servicing fees payable --
   Class K Shares......................        35,741         5,648           --           41,389
 Transfer agency/record keeping fees
   payable.............................        17,018        23,667           --           40,685
 Administration fees payable...........        24,564         8,725           --           33,289
 Distribution and shareholder servicing
   fees payable -- Class A, B and C
   Shares..............................         9,971         2,718           --           12,689
 Custody fees payable..................         4,675           741           --            5,416
 Investment advisory fees payable......         2,134         2,300           --            4,434
 Accrued expenses and other payables...        36,082        28,974           --           65,056
                                         ------------   -----------    ---------     ------------
     Total Liabilities.................       411,194       106,838           --          518,032
                                         ------------   -----------    ---------     ------------
NET ASSETS.............................  $186,302,999   $24,961,324    $      --     $211,264,323
                                         ============   ===========    =========     ============
Investments, at cost...................  $178,818,346   $23,207,849    $      --     $202,026,195
                                         ============   ===========    =========     ============
NET ASSETS CONSIST OF:
   Undistributed net investment
     income/(Accumulated distributions
     in excess of net investment
     income)...........................  $      2,803   $   (10,200)   $      --     $     (7,397)
   Undistributed net realized gain on
     investments sold..................         9,593       340,559           --          350,152
   Net unrealized appreciation of
     investments.......................     5,378,167     1,528,152           --        6,906,319
   Paid-in capital.....................   180,912,436    23,102,813           --      204,015,249
                                         ------------   -----------    ---------     ------------
                                         $186,302,999   $24,961,324    $      --     $211,264,323
                                         ============   ===========    =========     ============
 CLASS A:
   Net assets..........................  $ 10,900,085   $ 3,581,060    $      --     $ 14,481,145
   Shares outstanding..................     1,046,948       391,615      (47,646)(a)    1,390,917
   Net asset value and redemption price
     per share.........................  $      10.41   $      9.14    $      --     $      10.41
   Maximum sales charge................          4.00%         4.00%                         4.00%
   Maximum offering price per share....  $      10.84   $      9.52    $      --     $      10.84
 CLASS B:
   Net assets..........................  $  3,237,631   $ 1,418,287    $      --     $  4,655,918
   Shares outstanding..................       311,508       155,479      (19,013)(a)      447,974
   Net asset value and offering price
     per share*........................  $      10.39   $      9.12    $      --     $      10.39
 CLASS C:
   Net assets..........................  $  4,911,842   $   662,908    $      --     $  5,574,750
   Shares outstanding..................       468,820        72,269       (8,996)(a)      532,093
   Net asset value and offering price
     per share*........................  $      10.48   $      9.17    $      --     $      10.48
 CLASS K:
   Net assets..........................  $164,375,965   $19,191,785    $      --     $183,567,750
   Shares outstanding..................    15,789,904     2,097,534     (253,943)(a)   17,633,495
   Net asset value, offering price and
     redemption price per share........  $      10.41   $      9.15    $      --     $      10.41
 CLASS Y:
   Net assets..........................  $  2,877,476   $   107,284    $      --     $  2,984,760
   Shares outstanding..................       276,210        11,741       (1,443)(a)      286,508
   Net asset value, offering price and
     redemption price per share........  $      10.42   $      9.14    $      --     $      10.42

------------------------------------
 * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").
(a) Adjustment to reflect the issuance of Munder Tax-Free Short & Intermediate Bond Fund shares in exchange for shares of Munder Tax-Free Bond Fund in connection with the proposed reorganization.

                              MUNDER SERIES TRUST
                 MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND

                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                   FOR THE PERIOD ENDED DECEMBER 31, 2004 (A)
                                  (UNAUDITED)

                                           MUNDER
                                          TAX-FREE
                                          SHORT &        MUNDER
                                        INTERMEDIATE    TAX-FREE                   PRO FORMA
                                            BOND          BOND                      COMBINED
                                          FUND(B)       FUND(B)     ADJUSTMENTS     (NOTE 1)
                                        ------------    --------    -----------    ---------
INVESTMENT INCOME:
 Interest.............................   $7,022,314    $1,201,491    $      --     $8,223,805
 Dividends............................       39,214        13,807           --         53,021
                                         ----------    ----------    ---------     ----------
     Total Investment Income..........    7,061,528     1,215,298           --      8,276,826
                                         ----------    ----------    ---------     ----------
EXPENSES:
 Distribution and shareholder
   servicing fees:
   Class A Shares.....................       28,998        11,660           --         40,658
   Class B Shares.....................       36,643        16,534           --         53,177
   Class C Shares.....................       65,178         6,776           --         71,955
 Shareholder servicing fees:
   Class K Shares.....................      424,519        60,255           --        484,774
 Investment advisory fees.............      972,120       156,043           --      1,128,163
 Administration fees..................      280,253        80,389      (38,783)(c)    321,858
 Transfer agency/record keeping
   fees...............................       96,474        34,838      (36,972)(d)     94,341
 Legal and audit fees.................       59,632        52,606      (38,384)(e)     73,854
 Custody fees.........................       53,584        17,117                      70,701
 Registration and filing fees.........       32,519        29,240      (23,584)(f)     38,174
 Trustees' fees and expenses..........       30,084        29,561      (30,462)(g)     29,183
 Other................................       55,280        27,466                      82,746
                                         ----------    ----------    ---------     ----------
     Total Expenses...................    2,135,282       522,486     (168,185)     2,489,583
NET INVESTMENT INCOME.................    4,926,246       692,812      168,185      5,787,243
                                         ----------    ----------    ---------     ----------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS:
 Net realized gain from security
   transactions.......................        9,593       940,284                     949,877
 Net change in unrealized
   appreciation/(depreciation) of
   securities.........................    1,885,308       293,362                   2,178,670
                                         ----------    ----------    ---------     ----------
 Net realized and unrealized gain on
   investments........................    1,894,901     1,233,646           --      3,128,547
                                         ----------    ----------    ---------     ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS......................   $6,821,147    $1,926,458    $ 168,185     $8,915,790
                                         ==========    ==========    =========     ==========

------------------------------------

(a) Investment income and expenses are based on annualized investment income and expenses for the six-month period ended 12/31/04.

(b) Expenses have been restated to reflect contractual changes in Trustee and transfer agency fees.

(c) Adjustment to reflect an administration fee synergy resulting from the elimination of the fund minimum fee incurred by Munder Tax-Free Bond Fund.

(d) Adjustment to reflect a transfer agency fee synergy resulting from the elimination of the fund minimum fee incurred by Munder Tax-Free Bond Fund.

(e) Adjustment to reflect an audit fee synergy of having one combined audit instead of two separate audits, and to reflect a legal fee synergy resulting from the merged fund absorbing a smaller percentage of the overall fund family costs.

(f) Adjustment to reflect a synergy of registering one fund, instead of two, with each state.

(g) Adjustment to reflect a Trustee fee synergy resulting from the merged fund absorbing a smaller percentage of the overall fund family costs.

                              MUNDER SERIES TRUST
                 MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND

                PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (A)
                         DECEMBER 31, 2004 (UNAUDITED)

    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES -- 97.7%
                                           ALABAMA -- 1.9%
                                              Jefferson County, Alabama, Sewer
                                                Revenue, (FGIC Insured):
 $  1,500,000            --   $1,500,000        5.000% due 02/01/2033,
                                                Pre-refunded 02/01/2009.......   $  1,659,090             --   $  1,659,090
    2,000,000            --    2,000,000        5.125% due 02/01/2042,
                                                Pre-refunded 08/01/2012.......      2,249,880             --      2,249,880
                                                                                --------------   -----------   ------------

                                                                                    3,908,970             --      3,908,970
                                                                                --------------   -----------   ------------

                                           ARIZONA -- 3.8%
    1,115,000            --    1,115,000      Gilbert, Arizona, (FGIC
                                                Insured),
                                                5.750% due 07/01/2012.........      1,293,344             --      1,293,344
    1,650,000            --    1,650,000      Maricopa County, Arizona, School
                                                District 69, (MBIA Insured),
                                                5.000% due 07/01/2012.........      1,832,457             --      1,832,457
    1,000,000            --    1,000,000      Mesa, Arizona, Utility System
                                                Revenue, (FGIC Insured),
                                                6.125% due 07/01/2013,
                                                Pre-refunded 07/01/2007.......      1,101,710             --      1,101,710
                                              Phoenix, Arizona:
    1,800,000            --    1,800,000      Civic Import Corp., (FGIC
                                                Insured),
                                                5.000% due 07/01/2012.........      1,999,044             --      1,999,044
    1,840,000            --    1,840,000      GO, Series A, 5.500% due
                                                07/01/2015,
                                                Pre-refunded 07/01/2005.......      1,889,570             --      1,889,570
                                                                                --------------   -----------   ------------

                                                                                    8,116,125             --      8,116,125
                                                                                --------------   -----------   ------------


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           ARKANSAS -- 0.9%
 $  1,965,000            --   $1,965,000      Arkansas State, GO, Capital
                                                Appreciation Bond, Series C,
                                                3.084% due 06/01/2006+........   $  1,900,725             --   $  1,900,725
                                                                                --------------   -----------   ------------

                                           CALIFORNIA -- 1.9%
    2,500,000            --    2,500,000      San Joaquin Hills, California,
                                                Transportation Corridor Agency
                                                Toll Road Revenue, ETM,
                                                3.249% due 01/01/2014+........      1,754,225             --      1,754,225
    2,000,000            --    2,000,000      San Jose, California, Evergreen
                                                Community College District,
                                                Series D, (MBIA Insured),
                                                5.000% due 09/01/2024,
                                                Pre-refunded 09/01/2013.......      2,252,500             --      2,252,500
                                                                                --------------   -----------   ------------

                                                                                    4,006,725             --      4,006,725
                                                                                --------------   -----------   ------------

                                           COLORADO -- 2.6%
    2,000,000            --    2,000,000      Arapahoe County, Colorado,
                                                School District, Cherry Creek,
                                                GO, (FSA Insured),
                                                4.000% due 12/15/2008.........      2,112,000             --      2,112,000
    2,000,000            --    2,000,000      Colorado Department of
                                                Transportation Revenue, (MBIA
                                                Insured),
                                                4.000% due 06/15/2011.........      2,099,620             --      2,099,620


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           COLORADO (CONTINUED)
           --    $1,000,000   $1,000,000      El Paso County, Colorado, School
                                                District Number 2, GO, (FGIC
                                                Insured),
                                                5.125% due 12/01/2021.........             --    $ 1,068,500   $  1,068,500
           --       300,000      300,000      Grand Junction, Colorado
                                                Revenue, (AMBAC Insured),
                                                4.750% due 03/01/2024.........             --        307,599        307,599
                                                                                --------------   -----------   ------------

                                                                                 $  4,211,620      1,376,099      5,587,719
                                                                                --------------   -----------   ------------

                                           DELAWARE -- 1.8%
 $  1,000,000            --    1,000,000      Delaware State, GO: Series A,
                                                4.250% due 03/01/2009.........      1,068,640             --      1,068,640
    2,500,000            --    2,500,000      Series A,
                                                5.000% due 01/01/2007.........      2,633,975             --      2,633,975
                                                                                --------------   -----------   ------------

                                                                                    3,702,615             --      3,702,615
                                                                                --------------   -----------   ------------

                                           FLORIDA -- 3.4%
    3,000,000            --    3,000,000      Dade County, Florida, School
                                                District, (MBIA Insured),
                                                6.000% due 07/15/2005.........      3,063,150             --      3,063,150
                                              Dade County, Florida, Special
                                                Obligation:
    3,600,000            --    3,600,000        Refunding, Capital
                                                  Appreciation Bond, Series B,
                                                  (AMBAC Insured),
                                                2.990% due 10/01/2025,
                                                Pre-refunded 10/01/2008+......      1,151,496             --      1,151,496


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           FLORIDA (CONTINUED)
 $  3,000,000            --   $3,000,000        Refunding, Capital
                                                  Appreciation Bond, Series B,
                                                  (AMBAC Insured),
                                                3.549% due 10/01/2015,
                                                Pre-refunded 10/01/2008+......   $  1,828,950             --   $  1,828,950
    1,000,000            --    1,000,000      Fort Lauderdale, Florida, Water
                                                & Sewer Revenue, (MBIA
                                                Insured),
                                                4.000% due 03/01/2013.........      1,035,890             --      1,035,890
                                                                                --------------   -----------   ------------

                                                                                    7,079,486             --      7,079,486
                                                                                --------------   -----------   ------------

                                           GEORGIA -- 1.7%
    1,000,000            --    1,000,000      Fulton County, Georgia, School
                                                District, GO,.................
                                                5.250% due 01/01/2013               1,124,010             --      1,124,010
                                              Georgia State, GO:
    1,090,000            --    1,090,000        5.500% due 07/01/2012.........      1,248,737             --      1,248,737
    1,045,000            --    1,045,000        6.250% due 08/01/2013.........      1,261,367             --      1,261,367
                                                                                --------------   -----------   ------------

                                                                                    3,634,114             --      3,634,114
                                                                                --------------   -----------   ------------


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           HAWAII -- 2.2%
 $  1,875,000            --   $1,875,000      Hawaii State, GO, (MBIA
                                                Insured),
                                                5.250% due 09/01/2013.........   $  2,109,169             --   $  2,109,169
    1,000,000            --    1,000,000      Honolulu, Hawaii, City & County
                                                Board of Water Supply Water
                                                System Revenue, (FGIC
                                                Insured),
                                                4.000% due 07/01/2013.........      1,031,990             --      1,031,990
    1,395,000            --    1,395,000      Kauai County, Hawaii, Series A,
                                                (MBIA Insured),
                                                4.375% due 08/01/2010.........      1,494,212             --      1,494,212
                                                                                --------------   -----------   ------------

                                                                                    4,635,371             --      4,635,371
                                                                                --------------   -----------   ------------

                                           ILLINOIS -- 7.2%
           --    $  500,000      500,000      Chicago, Illinois, Board of
                                                Education, (AMBAC Insured),
                                                5.250% due 12/01/2022.........             --    $   539,975        539,975
    2,000,000            --    2,000,000      Chicago, Illinois, GO, Capital
                                                Appreciation Bond, (AMBAC
                                                Insured),
                                                3.743% due 07/01/2016,
                                                Pre-refunded 07/01/2005+......        985,720             --        985,720
           --       400,000      400,000      Decatur, Illinois, GO,
                                                Refunding, Series B, (MBIA
                                                Insured),
                                                4.300% due 03/01/2024.........             --        393,312        393,312
    2,500,000            --    2,500,000      Du Page County, Illinois, Forest
                                                Preserve District, GO,
                                                4.750% due 10/01/2010,
                                                Pre-refunded 10/01/2008.......      2,709,750             --      2,709,750


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           ILLINOIS (CONTINUED)
                                              Illinois State, GO, (MBIA
                                                Insured):
                 $1,000,000   $1,000,000        5.500% due 04/01/2025.........             --    $ 1,077,540   $  1,077,540
 $  1,760,000            --    1,760,000        5.750% due 12/01/2014,
                                                Pre-refunded 12/01/2010.......   $  2,027,309             --      2,027,309
    4,000,000            --    4,000,000      Illinois State, Sales Tax
                                                Revenue, Series Y,
                                                5.250% due 06/15/2007.........      4,268,040             --      4,268,040
           --       500,000      500,000      Metropolitan Pier & Exposition
                                                Authority, Illinois, McCormick
                                                Place Expansion Project, (FGIC
                                                Insured),
                                                5.500% due 12/15/2024.........             --        543,775        543,775
           --     1,000,000    1,000,000      Regional Transport Authority,
                                                Illinois, (FGIC Insured),
                                                6.000% due 06/01/2015.........             --      1,188,540      1,188,540
    1,300,000            --    1,300,000      Schaumburg, Illinois, GO, Series
                                                A,
                                                5.000% due 01/01/2008.........      1,396,928             --      1,396,928
                                                                                --------------   -----------   ------------

                                                                                   11,387,747      3,743,142     15,130,889
                                                                                --------------   -----------   ------------

                                           IOWA -- 0.7%
    1,500,000            --    1,500,000      Cedar Rapids, Iowa, GO,
                                                3.400% due 06/01/2012.........      1,498,020             --      1,498,020
                                                                                --------------   -----------   ------------

                                           KANSAS -- 0.5%
    1,000,000            --    1,000,000      Wichita, Kansas, GO,
                                                5.000% due 10/01/2008.........      1,088,670             --      1,088,670
                                                                                --------------   -----------   ------------


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           KENTUCKY -- 1.1%
 $  2,000,000            --   $2,000,000      Kentucky State Property &
                                                Buildings Commission Revenue,
                                                Project No. 64, (MBIA
                                                Insured),
                                                5.750% due 05/01/2014,
                                                Pre-refunded 11/01/2009.......   $  2,275,940             --   $  2,275,940
                                                                                --------------   -----------   ------------

                                           LOUISIANA -- 0.6%
           --    $1,100,000    1,100,000      Shreveport, Louisiana, (FGIC
                                                Insured),
                                                5.000% due 02/01/2013.........             --    $ 1,213,509      1,213,509
                                                                                --------------   -----------   ------------

                                           MARYLAND -- 6.0%
    1,000,000            --    1,000,000      Baltimore, Maryland, Revenue,
                                                (FGIC Insured),
                                                5.800% due 07/01/2015,
                                                Pre-refunded 07/01/2012.......      1,168,290             --      1,168,290
                                              Maryland State:
    3,000,000            --    3,000,000        State & Local Facilities
                                                Series 2, GO,
                                                5.250% due 06/15/2006.........      3,131,100             --      3,131,100
    2,275,000            --    2,275,000        State & Local Facilities
                                                Series 3, GO,
                                                5.000% due 10/15/2005.........      2,327,348             --      2,327,348
    1,000,000            --    1,000,000      Montgomery County, Maryland, GO,
                                                Refunding,
                                                5.250% due 10/01/2010.........      1,120,000             --      1,120,000
    5,000,000            --    5,000,000      Prince George's County,
                                                Maryland, Consolidated Public
                                                Improvement, GO, (MBIA
                                                Insured),
                                                6.250% due 01/01/2005.........      5,000,000             --      5,000,000
                                                                                --------------   -----------   ------------

                                                                                   12,746,738             --     12,746,738
                                                                                --------------   -----------   ------------


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           MASSACHUSETTS -- 2.6%
 $  1,500,000            --   $1,500,000      Boston, Massachusetts, GO,
                                                Series A,
                                                5.250% due 02/01/2009.........   $  1,650,195             --   $  1,650,195
    1,000,000            --    1,100,000      Lowell, Massachusetts, GO, (MBIA
                                                Insured),
                                                5.000% due 10/15/2007.........      1,071,660             --      1,071,660
                                              Massachusetts State, GO:
    1,000,000            --    1,100,000        5.250% due 04/01/2011,
                                                Pre-refunded 04/01/2008.......      1,209,813             --      1,209,813
    1,400,000            --    1,400,000        5.500% due 11/01/2020,
                                                Pre-refunded 11/01/2012.......      1,591,100             --      1,591,100
                                                                                --------------   -----------   ------------

                                                                                    5,522,768             --      5,522,768
                                                                                --------------   -----------   ------------

                                           MICHIGAN -- 15.7%
    1,335,000            --    1,335,000      Ann Arbor, Michigan, Refunding,
                                                GO,
                                                4.000% due 09/01/2009.........      1,386,010             --      1,386,010
                                              Caledonia, Michigan, Community
                                                Schools, GO, (Q-SBLF):
    1,175,000            --    1,175,000        4.800% due 05/01/2010.........      1,277,072             --      1,277,072
           --    $  840,000      840,000        5.750% due 05/01/2014.........             --    $   944,454        944,454
    1,425,000            --    1,425,000      Chippewa Valley, Michigan,
                                                School District, GO, School
                                                Building & Site Development,
                                                Series I, (Q-SBLF),
                                                4.000% due 05/01/2009.........      1,498,274             --      1,498,274


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           MICHIGAN (CONTINUED)
 $  1,000,000            --   $1,000,000      Clarkston, Michigan, Community
                                                Schools, GO, (Q-SBLF),
                                                4.000% due 05/01/2012.........   $  1,038,560             --   $  1,038,560
    1,000,000            --    1,000,000      East Lansing, Michigan, School
                                                District, GO, (Q-SBLF),
                                                4.700% due 05/01/2009.........      1,079,770             --      1,079,770
    1,110,000            --    1,110,000      Grand Rapids, Michigan, Building
                                                Authority, GO,
                                                4.800% due 08/01/2009.........      1,202,652             --      1,202,652
           --    $  600,000      600,000      Grosse Pointe, Michigan, Public
                                                School Systems,
                                                4.750% due 05/01/2022.........             --    $   621,732        621,732
           --     1,135,000    1,135,000      Holland, Michigan, Building
                                                Authority, (AMBAC Insured),
                                                5.000% due 10/01/2021.........             --      1,192,499      1,192,499
                                              Huron Valley, Michigan, School
                                                District, GO, (Q-SBLF):
           --       680,000      680,000        5.000% due 05/01/2027.........             --        701,753        701,753
    1,000,000            --    1,000,000        5.875% due 05/01/2016,
                                                Pre-refunded 05/01/2007.......      1,081,540             --      1,081,540
           --       425,000      425,000      Jenison, Michigan, Public
                                                Schools, (FGIC Insured),
                                                5.250% due 05/01/2015.........             --        481,071        481,071
    1,080,000            --    1,080,000      Michigan Public Power Agency
                                                Revenue, Combustion Turbine
                                                Number 1, Project A, (AMBAC
                                                Insured),
                                                4.500% due 01/01/2011.........      1,157,792             --      1,157,792
    2,500,000            --    2,500,000      Michigan State, Building
                                                Authority Revenue, Series I,
                                                ETM, (AMBAC Insured),
                                                6.000% due 10/01/2006.........      2,662,875             --      2,662,875


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           MICHIGAN (CONTINUED)
           --    $  400,000   $  400,000      Michigan State Hospital Finance
                                                Authority Revenue, Saint John
                                                Hospital & Medical Center,
                                                Series A, (AMBAC Insured),
                                                ETM,
                                                6.000% due 05/15/2010.........             --    $   458,576   $    458,576
           --     1,000,000    1,000,000      Michigan State Housing
                                                Development Rental Revenue,
                                                Series C, AMT, (MBIA Insured),
                                                5.050% due 10/01/2015.........             --      1,018,340      1,018,340
 $  1,095,000            --    1,095,000      Michigan State, Housing Single
                                                Family Mortgage, Series A,
                                                AMT, (AMBAC Insured),
                                                5.300% due 12/01/2006.........   $  1,120,218             --      1,120,218
    3,500,000            --    3,500,000      Michigan State, Underground
                                                Storage Tank Financial
                                                Assurance Authority, Series I,
                                                (AMBAC Insured),
                                                6.000% due 05/01/2006.........      3,677,415             --      3,677,415
    2,000,000            --    2,000,000      Redford, Michigan, Union School
                                                District, (Q-SBLF),
                                                5.950% due 05/01/2015,
                                                Pre-refunded 05/01/2006.......      2,119,540             --      2,119,540
           --       500,000      500,000      Rochester Community School
                                                District, Michigan, GO,
                                                (Q-SBLF), (MBIA Insured),
                                                5.000% due 05/01/2019.........             --        554,085        554,085
    1,430,000            --    1,430,000      Utica, Michigan, Community
                                                Schools, GO, (Q-SBLF),
                                                4.050% due 05/01/2008.........      1,500,199             --      1,500,199


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           MICHIGAN (CONTINUED)
                                              Walled Lake, Michigan,
                                                Consolidated School District:
 $  3,900,000            --   $3,900,000        GO, (Q-SBLF),
                                                4.800% due 05/01/2010.........   $  4,238,793             --   $  4,238,793
           --    $  500,000      500,000        GO, (Q-SBLF),
                                                5.750% due 05/01/2014.........             --    $   561,395        561,395
    1,510,000            --    1,510,000      Wayne County, Michigan,
                                                Transportation Fund Series A,
                                                GO,
                                                5.000% due 10/01/2007.........      1,607,621             --      1,607,621
                                                                                --------------   -----------   ------------

                                                                                   26,648,331      6,533,905     33,182,236
                                                                                --------------   -----------   ------------

                                           MINNESOTA -- 2.0%
    2,175,000            --    2,175,000      Metropolitan Council, Minnesota,
                                                Minneapolis-St. Paul
                                                Metropolitan Area Transit,
                                                Series B, GO,
                                                4.100% due 02/01/2011.........      2,276,312             --      2,276,312
    1,720,000            --    1,720,000      Minnesota State, GO,
                                                5.250% due 11/01/2011.........      1,921,360             --      1,921,360
                                                                                --------------   -----------   ------------

                                                                                    4,197,672             --      4,197,672
                                                                                --------------   -----------   ------------

                                           MISSISSIPPI -- 1.0%
    2,000,000            --    2,000,000      Mississippi State, GO,
                                                5.000% due 11/01/2006.........      2,097,220             --      2,097,220
                                                                                --------------   -----------   ------------


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           NEBRASKA -- 1.0%
                                              Omaha, Nebraska, GO:
 $  1,000,000            --   $1,000,000        4.400% due 12/01/2008.........   $  1,067,950             --   $  1,067,950
    1,000,000            --    1,000,000        4.500% due 12/01/2010.........      1,078,920             --      1,078,920
                                                                                --------------   -----------   ------------

                                                                                    2,146,870             --      2,146,870
                                                                                --------------   -----------   ------------

                                           NEVADA -- 1.6%
    1,500,000            --    1,500,000      Clark County, Nevada, GO, (AMBAC
                                                Insured),
                                                5.000% due 12/01/2014.........      1,676,280             --      1,676,280
           --    $  750,000      750,000      Clark County, Nevada School
                                                District, GO, (FSA Insured),
                                                5.000% due 06/15/2018.........             --    $   808,493        808,493
           --       750,000      750,000      Henderson, Nevada, GO, Series B,
                                                (AMBAC Insured),
                                                5.250% due 04/01/2016.........             --        853,837        853,837
                                                                                --------------   -----------   ------------

                                                                                    1,676,280      1,662,330      3,338,610
                                                                                --------------   -----------   ------------

                                           NEW HAMPSHIRE -- 0.8%
    1,500,000            --    1,500,000      Nashua, New Hampshire, GO,
                                                4.750% due 09/15/2009.........      1,633,290             --      1,633,290
                                                                                --------------   -----------   ------------

                                           NEW JERSEY -- 2.7%
    1,170,000            --    1,170,000      Mount Holly, New Jersey,
                                                Municipal Utilities, Authority
                                                Sewer Revenue, (MBIA Insured),
                                                4.750% due 12/01/2028,
                                                Pre-refunded 12/01/2008.......      1,269,626             --      1,269,626
    2,000,000            --    2,000,000      New Jersey Environmental
                                                Infrastructure Trust,
                                                5.000% due 09/01/2009.........      2,191,640             --      2,191,640


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           NEW JERSEY (CONTINUED)
 $  1,000,000            --   $1,000,000      New Jersey State, GO,
                                                5.750% due 05/01/2012.........   $  1,151,840             --   $  1,151,840
    1,000,000            --    1,000,000      Union County, New Jersey, GO,
                                                4.750% due 12/15/2007.........      1,065,230             --      1,065,230
                                                                                --------------   -----------   ------------

                                                                                    5,678,336             --      5,678,336
                                                                                --------------   -----------   ------------

                                           NEW YORK -- 0.5%
    1,000,000            --    1,000,000      Clarence, New York, Central
                                                School District, Series I,
                                                (FSA Insured),
                                                4.000% due 05/15/2008.........      1,049,030             --      1,049,030
                                                                                --------------   -----------   ------------

                                           NORTH CAROLINA -- 1.3%
           --    $  650,000      650,000      Cary, North Carolina, GO,
                                                5.000% due 03/01/2019.........             --    $   707,610        707,610
    2,000,000            --    2,000,000      Guilford County, North Carolina,
                                                GO,
                                                2.500% due 10/01/2007.........      2,004,180             --      2,004,180
                                                                                --------------   -----------   ------------

                                                                                    2,004,180        707,610      2,711,790
                                                                                --------------   -----------   ------------


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           OHIO -- 5.3%
                                              Cleveland Ohio Waterworks
                                                Revenue:
 $    275,000            --   $  275,000        Series I, ETM, (FSA Insured),
                                                5.000% due 01/01/2008.........   $    296,079             --   $    296,079
    1,225,000            --    1,225,000        Series I, (FSA Insured),
                                                5.000% due 01/01/2008.........      1,314,131             --      1,314,131
    1,000,000            --    1,000,000      Columbus, Ohio, GO,
                                                5.000% due 07/01/2013.........      1,114,000             --      1,114,000
                                              Forest Hills, Ohio, Local School
                                                District, GO:
           --    $1,500,000    1,500,000        Prefunded, (MBIA Insured),
                                                6.250% due 12/01/2020.........             --    $ 1,641,195      1,641,195
           --       100,000      100,000        Unrefunded Balance, (MBIA
                                                Insured),
                                                6.250% due 12/01/2020.........             --        108,644        108,644
    1,575,000            --                   Ohio State Building Authority,
                                                (AMBAC Insured),
                                                5.000% due 10/01/2008,
                                                Pre-refunded 10/01/2006.......      1,666,051             --      1,666,051
    2,000,000            --    2,000,000      Ohio State Public Facilities
                                                Community, (MBIA Insured),
                                                4.700% due 06/01/2011,
                                                Pre-refunded 06/01/2008.......      2,154,280             --      2,154,280
    1,725,000            --    1,725,000      Ohio State, Water Development
                                                Authority, Water Quality
                                                Series 2003, Revenue,
                                                5.000% due 12/01/2012.........      1,921,201             --      1,921,201
           --     1,000,000    1,000,000      Olentangy Local School District,
                                                Ohio, (FSA Insured),
                                                5.625% due 12/01/2027.........             --      1,106,270      1,106,270
                                                                                --------------   -----------   ------------

                                                                                    8,465,742      2,856,109     11,321,851
                                                                                --------------   -----------   ------------


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           OKLAHOMA -- 1.4%
 $  3,000,000            --   $3,000,000      Tulsa County, Oklahoma,
                                                Independent School District 1,
                                                GO, Series B, (AMBAC Insured),
                                                5.000% due 08/01/2005.........   $  3,051,090             --   $  3,051,090
                                                                                --------------   -----------   ------------

                                           OREGON -- 0.5%
    1,085,000            --    1,085,000      Oregon State, GO,
                                                5.000% due 08/01/2007.........      1,155,221             --      1,155,221
                                                                                --------------   -----------   ------------

                                           RHODE ISLAND -- 0.5%
    1,000,000            --    1,000,000      Rhode Island State and
                                                Providence Plantations, Series
                                                A, (MBIA Insured),
                                                5.000% due 02/01/2014.........      1,109,150             --      1,109,150
                                                                                --------------   -----------   ------------

                                           SOUTH CAROLINA -- 1.6%
           --    $1,000,000    1,000,000      Anderson County, South Carolina,
                                                School District Number 002,
                                                GO, Series B, (MBIA Insured),
                                                5.125% due 03/01/2025.........             --    $ 1,055,000      1,055,000
           --     1,110,000    1,110,000      Lexington County, South
                                                Carolina, GO, (FGIC Insured),
                                                5.000% due 02/01/2018.........             --      1,177,754      1,177,754
           --     1,000,000    1,000,000      South Carolina State, State
                                                Institution, GO, Series A,
                                                5.400% due 03/01/2019.........             --      1,096,090      1,096,090
                                                                                --------------   -----------   ------------

                                                                                           --      3,328,844      3,328,844
                                                                                --------------   -----------   ------------


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           TENNESSEE -- 1.8%
           --    $  475,000   $  475,000      Johnson City, Tennessee, Water &
                                                Sewer, (FGIC Insured),
                                                4.750% due 06/01/2013.........             --    $   518,624   $    518,624
 $  1,000,000            --    1,000,000      Knox County, Tennessee, Public
                                                Improvement, GO,
                                                5.200% due 05/01/2010,
                                                Pre-refunded 05/01/2008.......   $  1,100,470             --      1,100,470
    2,000,000            --    2,000,000      Metro Government, Nashville &
                                                Davidson County, Tennessee,
                                                GO,
                                                5.000% due 04/01/2013.........      2,191,620             --      2,191,620
                                                                                --------------   -----------   ------------

                                                                                    3,292,090        518,624      3,810,714
                                                                                --------------   -----------   ------------

                                           TEXAS -- 9.1%
    1,700,000            --    1,700,000      Austin, Texas, Independent
                                                School District, Refunding,
                                                GO, (PSFG),
                                                4.100% due 08/01/2008.........      1,792,973             --      1,792,973
    2,750,000            --    2,750,000      Dallas, Texas, GO, ETM,
                                                6.000% due 02/15/2005.........      2,762,485             --      2,762,485
           --     1,140,000    1,140,000      Galena Park, Texas, Independent
                                                School District, GO, (PSFG),
                                                6.625% due 08/15/2015.........             --      1,344,174      1,344,174
    1,000,000            --    1,000,000      Harris County, Texas, GO,
                                                5.875% due 10/01/2007.........      1,089,040             --      1,089,040
                                              Houston, Texas, Independent
                                                School District:
    1,730,000            --    1,730,000        Public Property
                                                Finance -- Contractual
                                                Obligation, GO,
                                                4.750% due 07/15/2008.........      1,853,989             --      1,853,989
    1,000,000            --    1,000,000          Capital Appreciation, Series
                                                  A, GO, (PSFG),
                                                2.301% due 02/15/2006+........        976,090             --        976,090


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           TEXAS (CONTINUED)
 $  2,335,000            --   $2,335,000      Richardson, Texas, Independent
                                                School District, GO, (PSFG),
                                                3.800% due 02/15/2012.........   $  2,399,446             --   $  2,399,446
           --    $    5,000        5,000      San Antonio, Texas, Electric &
                                                Gas Revenue, Series A, ETM,
                                                5.000% due 02/01/2012.........             --    $     5,569          5,569
    2,400,000            --    2,400,000      Texas State, GO, Series A,
                                                Public Finance Authority,
                                                5.900% due 10/01/2012,
                                                Pre-refunded 04/01/2005.......      2,423,304             --      2,423,304
           --       500,000      500,000      Texas State, Refunding Water
                                                Financial Assistance, Series
                                                C,
                                                5.000% due 08/01/2018.........             --        529,275        529,275
    1,700,000            --    1,700,000      Travis County, Texas,
                                                Certificates of Obligation,
                                                GO,
                                                4.250% due 03/01/2008.........      1,794,452             --      1,794,452
    2,000,000            --    2,000,000      Waco, Texas, GO, (MBIA Insured),
                                                5.000% due 02/01/2014.........      2,206,880             --      2,206,880
                                                                                --------------   -----------   ------------

                                                                                   17,298,659      1,879,018     19,177,677
                                                                                --------------   -----------   ------------

                                           UTAH -- 1.1%
    1,000,000            --    1,000,000      Alpine, Utah, School District,
                                                GO,
                                                3.000% due 03/15/2010.........      1,004,760             --      1,004,760
    1,245,000            --    1,245,000      Logan City, Utah School
                                                District, GO,
                                                3.500% due 06/15/2011.........      1,267,310             --      1,267,310
                                                                                --------------   -----------   ------------

                                                                                    2,272,070             --      2,272,070
                                                                                --------------   -----------   ------------


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           VIRGINIA -- 1.0%
 $  1,000,000            --   $1,000,000      Charlottesville, Virginia, GO,
                                                2.000% due 07/15/2008.........   $    979,990             --   $    979,990
    1,140,000            --    1,140,000      Virginia State, Public School
                                                Authority, Series I, GO,
                                                5.250% due 08/01/2008.........      1,232,762             --      1,232,762
                                                                                --------------   -----------   ------------

                                                                                    2,212,752             --      2,212,752
                                                                                --------------   -----------   ------------

                                           WASHINGTON -- 2.1%
    1,000,000            --    1,000,000      Benton County, Washington,
                                                School District, GO, (FSA
                                                Insured),
                                                5.000% due 12/01/2012.........      1,110,800             --      1,110,800
    3,000,000            --    3,000,000      Washington State, GO, Series A,
                                                5.000% due 07/01/2008.........      3,245,940             --      3,245,940
                                                                                --------------   -----------   ------------

                                                                                    4,356,740             --      4,356,740
                                                                                --------------   -----------   ------------

                                           WEST VIRGINIA -- 1.2%
    3,000,000            --    3,000,000      West Virginia State, (FGIC
                                                Insured),
                                                3.002% due 11/01/2009+........      2,564,400             --      2,564,400
                                                                                --------------   -----------   ------------

                                           WISCONSIN -- 6.6%
    1,400,000            --    1,400,000      Blackhaw, Wisconsin, Technical
                                                College District, (AMBAC
                                                Insured),
                                                4.000% due 04/01/2012.........      1,454,348             --      1,454,348
    2,355,000            --    2,355,000      Brookfield, Wisconsin, GO,
                                                Promissory Notes,
                                                3.550% due 03/01/2007.........      2,359,380             --      2,359,380


                                             See Notes to Financial Statements

                                                    MUNDER SERIES TRUST
                                MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND (CONTINUED)
    MUNDER                                                                          MUNDER
TAX-FREE SHORT     MUNDER     PRO FORMA                                         TAX-FREE SHORT     MUNDER       PRO FORMA
& INTERMEDIATE    TAX-FREE     COMBINED                                         & INTERMEDIATE    TAX-FREE       COMBINED
  BOND FUND      BOND FUND     (NOTE 1)                                           BOND FUND       BOND FUND      (NOTE 1)
--------------   ----------   ----------                                        --------------   -----------   ------------
            PRINCIPAL AMOUNT                                                                       VALUE
----------------------------------------                                        -------------------------------------------
                                           MUNICIPAL BONDS AND NOTES
                                           (CONTINUED)
                                           WISCONSIN (CONTINUED)
 $  1,000,000            --   $1,000,000      Eau Claire, Wisconsin, Area
                                                School District, GO, (FSA
                                                Insured),
                                                5.000% due 04/01/2008.........   $  1,075,340             --   $  1,075,340
    2,450,000            --    2,450,000      Milwaukee County, Wisconsin, GO,
                                                Refunding, Corporate Purpose,
                                                Series A,
                                                4.000% due 12/01/2010.........      2,560,030             --      2,560,030
    1,025,000            --    1,025,000      Westfield, Wisconsin, School
                                                District, GO, (FSA Insured),
                                                6.500% due 03/15/2014,
                                                Pre-refunded 03/15/2008.......      1,155,800             --      1,155,800
                                              Wisconsin State, Clean Water
                                                Revenue:
    1,000,000            --    1,000,000        5.500% due 06/01/2014,
                                                Pre-refunded 06/01/2009.......      1,120,840             --      1,120,840
    2,640,000            --    2,640,000        Series I, 5.250% due
                                                06/01/2005....................      2,674,742             --      2,674,742
    1,500,000            --    1,500,000      Wisconsin State, GO,
                                                5.000% due 11/01/2007.........      1,603,215             --      1,603,215
                                                                                --------------   -----------   ------------

                                                                                   14,003,695             --     14,003,695
                                                                                --------------   -----------   ------------

                                           TOTAL MUNICIPAL BONDS AND
                                            NOTES --..........................
                                            (Cost $199,541,323)                   182,628,452    $23,819,190    206,447,642
                                                                                --------------   -----------   ------------


                                             See Notes to Financial Statements

                 SHARES
----------------------------------------
                                           INVESTMENT COMPANY
                                            SECURITIES -- 1.2%
                                            (Cost $2,484,872)
 1,568,061.00       916,811    2,484,872      Valiant Tax-Exempt Money Market
                                                Fund..........................      1,568,061        916,811      2,484,872
                                                                                --------------   -----------   ------------

                                           TOTAL INVESTMENTS -- 98.9%
                                            (Cost $202,026,195)...............    184,196,513     24,736,001    208,932,514
                                           OTHER ASSETS LESS LIABILITIES
                                            (NET) -- 1.1%.....................      2,106,486        225,323      2,331,809
                                                                                --------------   -----------   ------------

                                           NET ASSETS -- 100.0%...............   $186,302,999    $24,961,324   $211,264,323
                                                                                ==============   ===========   ============


------------------------------------

+   Zero-coupon bond. Rate represents annualized yield at date of purchase.


                                             See Notes to Financial Statements

(a) Holdings listed are as of December 31, 2004. Changes have occurred in the security positions of each fund subsequent to December 31, 2004 as a result of normal trading practices. NO HOLDINGS OF THE MUNDER TAX-FREE BOND FUND ARE EXPECTED TO REQUIRE LIQUIDATION IN THE MERGED ENVIRONMENT DUE TO PROSPECTUS OR OTHER LIMITATIONS.

ABBREVIATIONS:
AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Alternative Minimum Tax
ETM    -- Escrowed to Maturity
FGIC   -- Federal Guaranty Insurance Corporation
FSA    -- Financial Security Assurance
GO     -- General Obligation Bonds
MBIA   -- Municipal Bond Investors Assurance
PSFG   -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Bond Fund


                                             See Notes to Financial Statements

                              MUNDER SERIES TRUST
                 MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF COMBINATION -

     The unaudited Pro Forma Combining Schedule of Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations reflect the accounts of Munder Tax-Free Short & Intermediate Bond Fund and Munder Tax-Free Bond Fund (the "Funds") at and for the period ended December 31, 2004. These statements have been derived from the Funds' books and records utilized in calculating daily net asset value at December 31, 2004.

     The pro forma statements give effect to the proposed transfer of assets and assumption of liabilities of Munder Tax-Free Bond Fund in exchange for shares of Munder Tax-Free Short & Intermediate Bond Fund. In accordance with generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations for pre-combination periods for Munder Tax-Free Short & Intermediate Bond Fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization as these expenses will be paid by the Advisor, Munder Capital Management.

     The Pro Forma Combining Schedule of Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro Forma Combining Statement of Operations should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in the Statement of Additional Information. Investment income and expenses included in the Pro Forma Combining Statement of Operations have been annualized.

2.  PORTFOLIO VALUATION -

     Portfolio securities of both Munder Tax-Free Short & Intermediate Bond Fund and Munder Tax-Free Bond Fund are stated at market value.

3.  CAPITAL SHARES -

     The pro forma net asset value per share assumes the issuance of shares of Munder Tax-Free Short & Intermediate Bond Fund which would have been issued at December 31, 2004 in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of each class of shares of Munder Tax-Free Bond Fund as of December 31, 2004 divided by the net asset value per share of the corresponding class of shares of Munder Tax-Free Short & Intermediate Bond Fund as of December 31, 2004. The pro forma total number of shares outstanding of 20,290,987 consists of 2,397,597 additional shares assumed issued in the reorganization plus 17,893,390 shares of Munder Tax-Free Short & Intermediate Bond Fund outstanding at December 31, 2004.

     PORTFOLIO MANAGERS. Roger A. Soderstrom and Adam C. Thayer are co-portfolio managers of the Fund. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2004:

            REGISTERED                    POOLED                                                 TOTAL
            INVESTMENT      ASSETS      INVESTMENT      ASSETS                    ASSETS         ASSETS
PORTFOLIO    COMPANY       MANAGED       VEHICLE       MANAGED       OTHER       MANAGED        MANAGED*
MANAGER      ACCOUNTS    ($ MILLIONS)    ACCOUNTS    ($ MILLIONS)   ACCOUNTS   ($ MILLIONS)   ($ MILLIONS)
---------   ----------   ------------   ----------   ------------   --------   ------------   ------------
Roger A.
Soderstrom
Adam C.
Thayer

------------------------------------

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

     PORTFOLIO MANAGER CONFLICTS OF INTEREST. As indicated in the table above, MCM portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). MCM portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

     The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of a particular account. Although MCM does not track the time a portfolio manager spends on a single account, MCM does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. MCM seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, MCM may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

     Conflicts of interest may arise where some accounts managed by a particular portfolio manager have higher fees than the fees paid by other accounts. Because a portfolio manager's compensation is affected by revenues earned by MCM, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

     In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. MCM may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

     MCM has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, MCM monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with MCM's Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940. Furthermore, senior personnel of MCM periodically review the performance of all portfolio managers.

     PORTFOLIO MANAGER COMPENSATION. The compensation package for portfolio managers of MCM consists of three elements: base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of company equity interests. MCM also provides a competitive benefits package, including health and welfare benefits and retirement in the form of a 401(k) plan.

     MCM offers industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries are compared at least annually with investment industry benchmark compensation surveys.

     Portfolio managers are eligible to earn a performance bonus based on profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. Target bonuses for portfolio managers typically range from 50 to 100% of base salary. Actual bonuses, however, are completely discretionary and can be as low as 0% and range as high as 200% or more of salary. Bonuses are based on a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm's success, as well as the profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. With respect to each account managed by the portfolio manager, performance is measured relative to the account's benchmark index for the most recent one-year and three-year periods.

     Portfolio managers are also eligible for long-term incentives in the form of options to purchase shares of Munder Group LLC, an employee-owned minority partner of Munder Capital Management. Option shares typically vest ratably over a three- to five-year period. MCM's Option Plan provides incentive to retain key personnel and serves to align portfolio managers' interests with those of MCM directly, and, indirectly, the accounts managed by MCM.

     PORTFOLIO MANAGER FUND OWNERSHIP. The dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of December 31, 2004 is as follows:

                          DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
                          ----------------------------------------------------
Roger A. Soderstrom
Adam C. Thayer

     DISCLOSURE OF PORTFOLIO HOLDINGS. The Board has adopted policies regarding disclosure of the Munder Funds' portfolio holdings information. These policies generally prohibit MCM and the Munder Funds from disclosing any information concerning the Munder Funds' portfolio holdings to any third-party earlier than the day next following the day on which the information is publicly disclosed.

     The Funds publicly disclose a complete uncertified list of their respective portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month. The Funds may also publicly disclose other information relating to their respective portfolio characteristics as of the end of each calendar month not earlier than 15 days after the end of such month. This other information may include a Fund's top ten holdings, sector information and other portfolio characteristic data. The Funds may choose to publish their portfolio holdings and other information less frequently or not at all, except to the extent required to be disclosed by applicable law. The Funds currently make their respective portfolio holdings information available to the general public on the Munder Funds website (www.munder.com).

     Prior to the time that the Funds' portfolio holdings information is publicly disclosed, MCM and/or the Funds may disclose any and all portfolio holdings information to the following categories of persons, subject to the applicable conditions:

          Service providers. MCM and/or the Funds may disclose to the Funds' service providers (such as the Funds' adviser, custodian, fund accountants, administrator, sub-administrator, sub-advisers, independent public accountants, auditors, external legal counsel, proxy voting service providers, pricing information vendors, and providers of printing and filing services for required disclosure documents) who generally need access to such information in the performance of their contractual duties and responsibilities. These service providers currently include, but are not limited to: MCM, State Street Bank and Trust, PFPC, Ernst & Young, Institutional Shareholder Services, Dechert LLP, R.R. Donnelly & Sons Company, and Bowne & Co. Inc. These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

          Comerica Bank and Affiliates. MCM may disclose portfolio holdings information to Comerica Bank (which is the majority owner of MCM) and its affiliates. MCM will disclose portfolio holdings information to Comerica Bank prior to public disclosure only if MCM believes there is no reasonable potential for abuse by such disclosure and (1) such disclosure is related to the corporate oversight of MCM by authorized Comerica employees or agents such as senior officers, auditors (both internal and external) and attorneys, or (2) such disclosure is required to comply with legal or regulatory reporting requirements.

          Other. MCM or the Funds may disclose portfolio holdings information to other individuals or entities but only if the following conditions have been met: (1) a written request for disclosure prior to public dissemination must be submitted to and approved in writing by either the President or a Vice President of the Munder Funds and MCM's Legal Department; (2) the President or a Vice President of the Munder Funds and MCM's Legal Department must determine that the requested disclosure would serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders; (3) the portfolio holdings information must be disclosed pursuant to the terms of a written confidentiality agreement between the recipient and the

          Funds, unless such disclosure is otherwise required by applicable law; and (4) none of the Munder Funds, the Munder Funds' investment advisers, or their affiliates may receive compensation or other consideration in connection with an arrangement to make available information about the Funds' portfolio holdings. In determining whether the requested disclosure is in the best interest of Fund shareholders, the President or Vice President of the Munder Funds, as applicable, and MCM's Legal Department will take into consideration the likelihood that, and the extent to which, the disclosure of such information may be used in a harmful or abusive manner by the recipient. In the event of a conflict between the interests of the Munder Funds and their shareholders, on the one hand, and those of MCM, the Munder Funds' principal underwriter, or any affiliated person of the Munder Funds, MCM or the Munder Funds' principal underwriter, on the other hand, the conflict shall be resolved in favor of the interests of the Munder Funds and their shareholders.

          The types of individuals or entities to whom MCM or the Funds might disclose portfolio holdings information prior to public disclosure pursuant to the preceding paragraph could include mutual fund evaluation services and due diligence departments of broker-dealers and wirehouses. These services and departments regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. This is not meant to be an exclusive list and MCM and/or the Funds may disclose portfolio holdings to other types of third parties in compliance with the preceding paragraph.

          The terms of the confidentiality agreement generally provide for, among other things, that (1) the portfolio holding information is the confidential property of the Munder Funds and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (2) the recipient agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, (a) are authorized to have access to the portfolio holdings information and (b) are subject to confidentiality obligations, including a duty not to trade on non-public information; and (3) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or person who are likely to use the information for purposes of purchasing or selling the Munder Funds prior to the day next following the public disclosure of such portfolio holdings information.

     Portfolio managers, analysts and other senior officers or spokespersons of MCM or the Munder Funds are permitted to disclose or confirm the ownership of any individual portfolio holding to reporters, brokers, shareholders, consultants or other interested persons provided that such information already has been publicly disclosed. MCM may periodically distribute lists of portfolio holdings held by the Munder Funds for the purpose of facilitating efficient trading of such securities and receipt of relevant research. The information on such lists shall be as of month end and will not be distributed until the day next following the public disclosure of the portfolio holdings.

     The Board or MCM may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the Munder Funds' policies. The policies may not be waived, nor may exceptions be made without the approval of MCM's Legal Department. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. All material amendments to the policies will be submitted to the Board for approval or ratification.

                                    FORM OF
                                   PROXY CARD

                              MUNDER SERIES TRUST
                SPECIAL MEETING OF SHAREHOLDERS AUGUST 11, 2005
                           MUNDER TAX-FREE BOND FUND

This Proxy is Solicited on Behalf of the Board of Trustees.

The undersigned revoke(s) all previous proxies and appoint(s) Stephen J. Shenkenberg, Melanie Mayo West or Amy D. Eisenbeis or any one of them, attorneys, with full power of substitution to vote all shares of the Munder Tax-Free Bond Fund ("Fund") of Munder Series Trust that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of Munder Capital Management, 480 Pierce Street, Birmingham, Michigan 48009, on Thursday, August 11, 2005 at 11:00 a.m. Eastern time, and at any adjournments or postponements thereof.

Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

Dated
---------------------------------------

------------------------------------------------------------

------------------------------------------------------------

Signature

Note: Please sign your name exactly as it appears in the registration. If shares are held in the name of two or more persons, in whatever capacity, only ONE need sign. When signing in a fiduciary capacity, such as executor or attorney, please so indicate. When signing on behalf of a partnership or corporation, please indicate title.

MUNDER TAX-FREE BOND FUND

Please fill in the box(es) as shown using black or blue ink or number 2 pencil. [X]
PLEASE DO NOT USE FINE POINT PENS.

IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL. As to any other matter, said attorneys will vote in accordance with their best judgment. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

-----------------------------------------------------------
                                   FOR   AGAINST   ABSTAIN
-----------------------------------------------------------
 1. To approve an Agreement and    [  ]   [  ]      [  ]
    Plan of Reorganization
    providing for the
    acquisition of all of the
    assets of the Munder
    Tax-Free Bond Fund by the
    Munder Tax-Free Short &
    Intermediate Bond Fund and
    the assumption of all
    liabilities of the Munder
    Tax-Free Bond Fund by the
    Munder Tax-Free Short &
    Intermediate Bond Fund in
    exchange for shares of the
    Munder Tax-Free Short &
    Intermediate Bond Fund and
    the subsequent liquidation
    of the Munder Tax-Free Bond
    Fund.
-----------------------------------------------------------
 2. To transact such other
    business as may properly
    come before the Meeting or
    any adjournment or
    postponements thereof.
-----------------------------------------------------------

Please refer to the Proxy Statement for a discussion of this matter.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY IN THE POSTAGE-PAID ENVELOPE PROVIDED.

                              MUNDER SERIES TRUST

                                     PART C

                               OTHER INFORMATION

Item 15.     Indemnification

     The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 11, 2005.

Item 16.    Exhibits
  ----      ------------------------------------------------------------------
   (1)      (a) Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 2 to the
                Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 2003.
            (b) Amended Schedule A dated May 18, 2004 to the Declaration of
                Trust of the Registrant is incorporated herein by reference to
                Post-Effective Amendment No. 7 to the Registrant's
                Registration Statement on Form N-1A filed with the Commission on October 28, 2004.
   (2)      By-Laws of the Registrant dated May 20, 2003, are incorporated herein by reference to Post-Effective Amendment No. 1 to the
            Registrant's Registration Statement on Form N-1A filed with the
            Commission on June 26, 2003.
   (3)      Not Applicable.
   (4)      Form of Agreement and Plan of Reorganization filed herewith as
            Exhibit A to the Proxy Statement/Prospectus.
   (5)      Not Applicable.
   (6)      Combined Investment Advisory Agreement dated June 13, 2003, among
            Registrant, Munder Series Trust II (formerly The Munder
            Framlington Funds Trust), The Munder Funds, Inc. and Munder
            Capital Management is incorporated herein by reference to
            Post-Effective Amendment No. 1 to the Registrant's Registration
            Statement on Form N-1A filed with the Commission on June 26, 2003.
            (a) Amendment No. 1 to the Combined Investment Advisory Agreement
                dated October 30, 2003, among Registrant, The Munder Funds,
                Inc., Munder Series Trust II

                (formerly The Munder Framlington Funds Trust) and Munder
                Capital Management is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 7 to the Registrant's
                Registration Statement on Form N-1A filed with the Commission on October 28, 2004.
            (b) Amendment No. 2 to the Combined Investment Advisory Agreement
                dated May 18, 2004, among Registrant, Munder Series Trust II
                (formerly The Munder Framlington Funds Trust) and Munder
                Capital Management is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 7 to the Registrant's
                Registration Statement on Form N-1A filed with the Commission on October 28, 2004.
            (c) Amendment No. 3 to the Combined Investment Advisory Agreement
                dated August 10, 2004, among Registrant, Munder Series Trust
                II (formerly The Munder Framlington Funds Trust) and Munder
                Capital Management is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 7 to the Registrant's
                Registration Statement on Form N-1A filed with the Commission on October 28, 2004.
            (d) Amendment No. 4 to the Combined Investment Advisory Agreement
                dated February 25, 2005, among Registrant, Munder Series Trust
                II (fka The Munder Framlington Funds Trust) and Munder Capital
                Management is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's
                Registration Statement on Form N-1A filed with the Commission on April 29, 2005.
            (e) Form of Amendment No. 5 to the Combined Investment Advisory
                Agreement dated May 17, 2005, among Registrant, Munder Series
                Trust II and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 11, 2005.
   (7)      Combined Distribution Agreement dated June 13, 2003, by and among
            Registrant, The Munder Funds, Inc., Munder Series Trust II
            (formerly The Munder Framlington Funds Trust) and Funds
            Distributor, Inc. is incorporated herein by

            reference to Post-Effective Amendment No. 1 to the Registrant's
            Registration Statement on Form N-1A filed with the Commission on October 28, 2003.
            (a) Amendment #1 to Combined Distribution Agreement dated August
                12, 2003, by and among Registrant, The Munder Funds, Inc.,
                Munder Series Trust II (formerly The Munder Framlington Funds
                Trust) and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 2003.
            (b) Amendment #2 to Combined Distribution Agreement dated March 1,
                2004, by and among Registrant, Munder Series Trust II
                (formerly The Munder Framlington Funds Trust) and Funds
                Distributor, Inc. is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 7 to the Registrant's
                Registration Statement on Form N-1A filed with the Commission on October 28, 2004.
            (c) Form of Amendment #3 to Combined Distribution Agreement dated
                February 25, 2005, by and among Registrant, Munder Series
                Trust II (fka The Munder Framlington Funds Trust) and Funds
                Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's
                Registration Statement on Form N-1A filed with the Commission on April 29, 2005.
            (d) Form of Amendment #4 to Combined Distribution dated May 17,
                2005, by and among Registrant, Munder Series Trust II and
                Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's
                Registration Statement filed with the Commission on May 11,
                2005.
   (8)      Not Applicable.
   (9)      Master Custodian Agreement dated September 26, 2001, by and among
            The Munder Funds, Inc., Munder Series Trust II (formerly The
            Munder Framlington Funds Trust) and State Street Bank and Trust
            Company is incorporated herein by reference to Pre-Effective
            Amendment No. 1 to the

            Registrant's Registration Statement on Form N-1A filed with the
            Commission on April 10, 2003.
            (a) Amendment No. 1 to Master Custodian Agreement dated June 1,
                2002, by and among The Munder Funds, Inc., Munder Series Trust
                II (formerly The Munder Framlington Funds Trust) and State
                Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's
                Registration Statement on Form N-1A filed with the Commission on April 10, 2003.
            (b) Amendment No. 2 to Master Custodian Agreement dated April 30,
                2003, by and among the Registrant, The Munder Funds, Inc.,
                Munder Series Trust II (formerly The Munder Framlington Funds
                Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the Commission on June 26, 2003.
            (c) Amendment No. 3 to Master Custodian Agreement dated June 13,
                2003, by and among the Registrant, The Munder Funds, Inc.,
                Munder Series Trust II (formerly The Munder Framlington Funds
                Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 2003.
            (d) Amendment No. 4 to Master Custodian Agreement dated June 13,
                2003, by and among the Registrant, The Munder Funds, Inc.,
                Munder Series Trust II (formerly The Munder Framlington Funds
                Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 28, 2004.
            (e) Amendment No. 5 to Master Custodian Agreement dated February
                25, 2005, by and among the Registrant, The Munder Funds, Inc.,
                Munder Series Trust II (fka The Munder Framlington Funds
                Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's

                Registration Statement on Form N-1A filed with the Commission on May 11, 2005.
            (f) Form of Amendment No. 6 to Master Custodian Agreement dated
                May 17, 2005, by and among the Registrant, Munder Series Trust
                II and State Street Bank and Trust Company is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 11, 2005.
  (10)      (a) Combined Distribution and Service Plan dated February 25,
                2005, is incorporated herein by reference to Post-Effective
                Amendment No. 8 to the Registrant's Registration Statement on
                Form N-1A filed with the Commission on February 28, 2005.
            (b) Amended and Restated Multi-Class Plan dated February 25, 2005, is incorporated herein by reference to Post-Effective
                Amendment No. 8 to the Registrant's Registration Statement on
                Form N-1A filed with the Commission on February 28, 2005.
  (11)      Form of opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters.
  (12)      Form of opinion of Dechert LLP regarding tax matters.
  (13)      Not Applicable.
  (14)      Consent of Independent Registered Public Accounting Firm.
  (15)      Not Applicable.
  (16)      Powers of Attorney are incorporated by reference to Pre-Effective
            Amendment No. 1 to the Registrant's Registration Statement on Form
            N-1A filed with the Commission on April 10, 2003, to
            Post-Effective Amendment No. 7 to the Registrant's Registration
            Statement on Form N-1A filed with the Commission on October 28,
            2004 and to Post-Effective Amendment No. 9 to the Registrant's
            Registration Statement on Form N-1A filed with the Commission on
            April 29, 2005.
Item 17.    Undertakings
  ----      ------------------------------------------------------------------
   (1)      The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information

            called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph(1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
   (3)      The undersigned Registrant agrees to file in a Post-Effective
            Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Birmingham, in the State of Michigan, on the 25(th) day of May, 2005.

                                       MUNDER SERIES TRUST

                                       By:         /s/ ENRIQUE CHANG
                                           ------------------------------------
                                           Enrique Chang, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES                                      TITLE               DATE
----------                                      -----               ----

*                                              Trustee          May 25, 2005
------------------------------------
John Engler




*                                              Trustee          May 25, 2005
------------------------------------
Joseph E. Champagne




*                                              Trustee          May 25, 2005
------------------------------------
Thomas D. Eckert




*                                              Trustee          May 25, 2005
------------------------------------
John Rakolta, Jr.




*                                              Trustee          May 25, 2005
------------------------------------
David J. Brophy




*                                              Trustee          May 25, 2005
------------------------------------
Michael T. Monahan




*                                              Trustee          May 25, 2005
------------------------------------
Arthur T. Porter




*                                              Trustee          May 25, 2005
------------------------------------
Lisa A. Payne

SIGNATURES                                      TITLE               DATE
----------                                      -----               ----




/s/ ENRIQUE CHANG                             President         May 25, 2005
------------------------------------    (Principal Executive
Enrique Chang                                 Officer)




/s/ PETER K. HOGLUND                       Vice President       May 25, 2005
------------------------------------    (Principal Financial
Peter K. Hoglund                              Officer)




/s/ CHERIE N. UGOROWSKI                       Treasurer         May 25, 2005
------------------------------------    (Principal Accounting
Cherie N. Ugorowski                           Officer)



*By:     /s/ STEPHEN J. SHENKENBERG
     ----------------------------------------
    Stephen J. Shenkenberg
    as Attorney-in-Fact

                               INDEX OF EXHIBITS

     (11) Form of opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters

     (12) Form of opinion of Dechert LLP regarding tax matters

     (14) Consent of Independent Registered Public Accounting Firm

                                INDEX OF EXHIBITS



NO.         DESCRIPTION
----        -----------
(11)        Form of opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters

(12)        Form of opinion of Dechert LLP regarding tax matters

(14)        Consent of Independent Registered Public Accounting Firm
